As filed with the Securities and Exchange Commission on April 19, 2007.

REGISTRATION NOS. 33-57536 & 811-7450

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 25

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 26

MetLife Investment Funds, Inc.

EXACT NAME OF REGISTRANT

400 Atrium Drive

Somerset, NJ 08873-4172

(732) 514-2000

(ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

Alan C. Leland

President

MetLife Investment Funds, Inc.

400 Atrium Drive

Somerset, NJ 08873-4172

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph(b) of rule 485
☒	On April 30, 2007, pursuant to paragraph (b) of Rule 485
☐	60 days after filing, pursuant to paragraph(a)(1) of Rule 485
☐	On , pursuant to paragraph(a)(1) of Rule 485
☐	75 days after filing, pursuant to paragraph(a)(2) of Rule 485
☐	On , pursuant to paragraph(a)(2) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

☐	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A

PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

MetLife Investment Funds, Inc. I Shares

Prospectus April 30, 2007

•	MetLife Investment International Stock Fund

•	MetLife Investment Small Company Stock Fund

•	MetLife Investment Large Company Stock Fund

•	MetLife Investment Diversified Bond Fund

The Funds have two classes of shares. This prospectus describes the I Shares class of the Funds (the “Shares”). The Shares are available only through certain variable annuity contracts, variable life insurance contracts, and qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code). As explained in more detail on page 19 of the prospectus, it is expected that the Funds will be liquidated during the fourth quarter of 2007.

MetLife Investment Funds, Inc. was previously named CitiStreet Funds, Inc.

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS CONTENTS

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Summary of Investment Objectives and Strategies

International Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Strategy:	Invests in stocks of companies from at least five foreign countries.

•	The companies in which the Fund invests are generally large and well-established in their home country.

•	The Fund invests primarily in countries with developed economies.

•	The Fund chooses companies that it expects to increase in value over the long-term.

•	The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

Small Company Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of smaller companies.

Large Company Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of larger, well-established companies.

Diversified Bond Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds.

•	Investment-grade corporate bonds.

°	Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

•	U.S. government bonds.

•	Non-U.S. dollar denominated bonds and currencies.

•	Mortgage-related securities.

°	Mortgage-related securities provide an interest in a pool of home or commercial mortgages.

•	Asset-backed securities.

°	Asset-backed securities provide an interest in a pool of assets like trade receivables.

•	High-yield bonds.

°	High-yield bonds, commonly known as “junk bonds,” pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

1

Summary of Investment Risks

Throughout this prospectus, the Funds appear in declining order of risk. For each of the Funds, the share price fluctuates over time. The total return of a Fund could be negative during the period you invest in the Fund, in which case you would lose part of your investment when you redeemed your shares.

We describe below some of the risks specific to each Fund.

International Stock Fund

•

The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions. All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. companies.

•	Adverse political or economic events in a foreign country could cause the price of a foreign company’s stock to fall.

•

Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

•	Changing currency exchange rates can decrease the U.S. dollar value of foreign stocks.

Small Company Stock Fund

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	The prices of small companies tend to fluctuate more than those of larger, more established companies.

Large Company Stock Fund

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

Diversified Bond Fund

•	The prices of bonds fluctuate depending upon interest rates.

•	As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

•	The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

•

Investment in bonds involves credit risk, the risk that the issuer could default on its obligations and the Fund not recover its investment. High-yield bonds have a greater risk of default than investment grade bonds.

•

Non-U.S. dollar denominated bonds may pose greater risks than domestic bonds, including the risk of loss due to currency exchange rate changes and the possibility of losses due to adverse political or economic events in a foreign country.

•	Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

2

Performance

The bar charts and tables shown below provide an indication of the risks of investing in each Fund by showing how each Fund’s performance has varied over time and how each Fund’s return over time compares to its respective benchmark. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

International Stock Fund

Highest Quarterly Return:        20.96% (4th quarter 1999)

Lowest Quarterly Return:       –20.44% (3rd quarter 2002)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Morgan Stanley Capital International Europe, Australia, Far East Index
Past 1 Year:	26.50%	26.34%
Past 5 Years:	10.97%	14.98%
Past 10 Years:	6.87%	7.71%

Small Company Stock Fund

Highest Quarterly Return:        24.96% (4th quarter 1999)

Lowest Quarterly Return:       –23.13% (3rd quarter 1998)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Russell 2500 Index
Past 1 Year:	13.40%	16.17%
Past 5 Years:	8.82%	12.19%
Past 10 Years:	8.57%	11.26%

If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should note that the performance shown does not include charges of the contract itself, such as mortality and expense risk charges. The performance would be lower if it did include these types of charges.

3

Large Company Stock

Highest Quarterly Return:        15.48% (2nd quarter 2003)

Lowest Quarterly Return:       –17.04% (3rd quarter 2002)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	S&P 500 Index
Past 1 Year:	12.56%	15.80%
Past 5 Years:	5.49%	6.19%
Past 10 Years:	3.57%	8.42%

Diversified Bond Fund*

Highest Quarterly Return:        4.78% (4th quarter 2000)

Lowest Quarterly Return:       –2.17% (2nd quarter 2004)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Lehman Brothers Aggregate Bond Index
Past 1 Year:	4.31%	4.33%
Past 5 Years:	5.09%	5.06%
Past 10 Years:	6.22%	6.24%

*	Prior to May 1, 2001, the Diversified Bond Fund was named the Long-Term Bond Fund and had an objective of investing primarily in long-term fixed income securities. The Diversified Bond Fund has an objective of investing primarily in fixed income securities of varying maturities.

If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should note that the performance shown does not include charges of the contract itself, such as mortality and expense risk charges. The performance would be lower if it did include these types of charges.

4

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of each Fund. If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should refer instead to the corresponding table in its prospectus. The fee table in the contract prospectus includes additional contract charges not reflected below.

	Int’l Stock Fund		Small Company Stock Fund		Large Company Stock Fund		Diversified Bond Fund
Shareholder Fees (paid directly from your investment)
Sales Charge (Load) on Purchases	N/A		N/A		N/A		N/A
Deferred Sales Charge (Load)	N/A		N/A		N/A		N/A
Sales Charge (Load) on Reinvested Dividends	N/A		N/A		N/A		N/A
Redemption Fee	N/A		N/A		N/A		N/A
Exchange Fee	N/A		N/A		N/A		N/A
Account Fee	N/A		N/A		N/A		N/A
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.73%	*	0.64%	[a]	0.52%		0.41%	[a]
Distribution (12b-1) Fees	None		None		None		None
Other Expenses	0.20%		0.14%		0.11%		0.09%

Total Annual Fund Operating Expenses*	0.93%	**	0.78%		0.63%	**	0.50%

[a]	Expenses have been restated to reflect current advisory fees.
*	MetLife Investment Funds Management LLC, (the “Manager”) has voluntarily agreed to limit expenses of the Funds so that the overall expense ratio for the International Stock Fund, Small Company Stock Fund and the Diversified Bond Fund (on an annualized basis) will not exceed 1.03%, 0.87%, 0.73% and 0.61%, respectively. The Manager has voluntarily agreed to maintain this expense limitation until at least November 9, 2007. However, the Manager may withdraw or modify this expense limitation after November 9, 2007. The Manager expects that the Funds will be liquidated on or about November 9, 2007. See page 19.
**	The Fund placed certain portfolio trades with brokers who paid a portion of the Fund’s expenses. The expense information does not reflect this reduction in expenses. If this reduction was shown, the International Stock Fund and the Large Company Stock Funds’ Total Annual Fund Operating Expenses would have been 0.92% and 0.61%, respectively.

Example

This Example is meant to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, this Example does not include any expenses charged under that contract, and the expenses would be higher if they included contract expenses.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Int’l Stock Fund	Small Company Stock Fund	Large Company Stock Fund	Diversified Bond Fund
1 year	$95	$80	$65	$51
3 years	$298	$250	$202	$161
5 years	$517	$435	$352	$280
10 years	$1,147	$969	$788	$629

You would pay the same expenses if you did not redeem your shares.

5

Investment Objectives, Strategies, and Risks

The investment objectives, strategies, and risks for each Fund appear below. As with all mutual funds, it is possible that a Fund could fail to achieve its objective.

MetLife Investment International Stock Fund

Investment Objective. The International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Investment Strategies. The Fund invests in stocks of companies from at least five foreign countries.

•	The companies in which the Fund invests are generally large and well-established in their home country.

•	The Fund invests primarily in countries with developed economies.

•	The Fund chooses companies that it expects to increase in value over the long-term.

•	The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on companies that the subadviser expects to have significant growth in earnings over the long-term.

°	One of the Fund’s subadvisers uses a “core” approach, which seeks to maintain a regional balance in investments similar to the Fund’s benchmark index.

Investment Risks.

•	The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

°	Adverse political or economic events in a foreign country could cause the price of a foreign company’s stock to fall.

°	Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

°	Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign stocks.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

6

MetLife Investment Small Company Stock Fund

Investment Objective. The Small Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in common stocks (or similar equity-related investments) of smaller companies.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that the subadviser believes are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on small companies that the subadviser expects to have significant growth in earnings over the long term.

°	One of the Fund’s subadvisers uses an “index” approach, with an objective of matching the performance of the Russell 2500 Index.

•	The Fund invests primarily in U.S. companies, but may also invest some of its assets in foreign companies as well.

•

The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no greater than the largest company in the Russell 2500 Index (measured as of the date of investment). As of June 30, 2006, the largest company in the index had a market capitalization of approximately $4.9 billion.

•	The Fund may invest in stocks sold in initial public offerings (“IPOs”).

Investment Risks.

•	The prices of stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	The stock prices of small companies tend to fluctuate more than those of larger, more established companies.

•	Investing in small company stocks is subject to market capitalization risk, the risk that small company stocks as a group may fall out of favor and not perform as well as stocks of larger companies.

•	Prices of stocks purchased in IPOs may fluctuate more than other stocks.

•	Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

MetLife Investment Large Company Stock Fund

Investment Objective. The Large Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

7

Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in the stocks (or similar equity-related investments) of larger, well-established companies.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that the subadviser believes are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on companies that the subadviser expects to have above-average earnings growth.

°	One of the Fund’s subadvisers uses an “index” approach, with the objective of matching the performance of the S&P 500 Index.

•	The Fund invests primarily in the stocks of U.S. companies, but may also invest some of its assets in the stocks of large, well-established foreign companies.

•

The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no less than the smallest company in the S&P 500 Index (measured as of the date of investment). As of December 31, 2006, the smallest company in the S&P Index had a market capitalization of approximately $1.4 billion.

•	The Fund may also invest in futures contracts and exchange-traded funds (“ETFs”). Those investments may be used to provide exposure to equity markets.

Investment Risks.

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	Investing in larger, well-established companies, such as the ones the Fund invests in, may be less risky than investing in the stocks of smaller companies.

•	Investing in large company stocks is subject to market capitalization risk, the risk that large company stocks as a group may fall out of favor and not perform as well as stocks of smaller companies.

•	Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

•	Investments in futures contracts and ETFs involve risks similar to stock investments, plus the risk that the futures contract or ETF may not provide the intended exposure to the equity markets.

MetLife Investment Diversified Bond Fund

Investment Objective. The Diversified Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

8

Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds:

•	Investment-grade corporate bonds.

°	Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations. This category includes investment-grade securities with fixed or floating rates, including loan participations and assignments.

•	U.S. government and agency bonds, including:

°	Direct obligations of the United States Treasury (such as Treasury bonds and Treasury bills).

°	Bonds issued by agencies of the United States that carry the full faith and credit guarantee of the United States Government (such as bonds issued by the Government National Mortgage Association, Ginnie Mae).

°	Bonds issued by agencies and instrumentalities of the United States that do not carry the full faith and credit guarantee of the United States Government (such as bonds issued by the Federal Home Loan Mortgage Corporation, Freddie Mac, or the Federal National Mortgage Association, Fannie Mae).

•	Non-U.S. dollar denominated bonds and currencies.

•	Mortgage-related securities (which provide an interest in a pool of home or commercial mortgages).

•	Asset-backed securities (which provide an interest in a pool of assets like trade receivables).

•

High-yield bonds (which are commonly known as “junk bonds,” and which pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal). The Fund may invest up to 15% of its assets in these types of bonds.

•

Derivatives, including interest rate, credit, index and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; and other derivative instruments for risk management purposes and otherwise in pursuit of the funds investment objectives.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds.

°	One of the Fund’s subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds and mortgage related securities, but may also invest up to 30% of assets allocated to it in non-U.S. dollar bonds and currencies, and high-yield bonds.

°	One of the Fund’s subadvisers uses an “index” approach, with the objective of matching the performance of the Lehman Brothers Aggregate Bond Index.

Investment Risks.

•	The prices of bonds fluctuate depending upon interest rates.

°	As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

9

°	The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

°	In particular, the Fund’s shares will usually decrease in value when interest rates increase.

•	Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

°	Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.

•	Foreign bonds may pose greater risks than domestic bonds.

°	Adverse political or economic events in a foreign country could cause the price of a foreign bond to fall.

°	Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

°	Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

•

High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond’s issuer — the company or country that issues the bond — fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond’s value will decrease, possibly to near zero, and the Fund’s net asset value and total return will decline.

°	The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

°	When the economy is performing poorly, more high-yield bonds may default than normal.

°	High-yield bonds may not trade as often as higher quality bonds.

•

The Fund generally engages in active and frequent bond trading. Although transaction costs increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

Temporary Defensive Positions

Each Fund may, at times, adopt a temporary defensive position in which the Fund invests a greater proportion of its assets than normal in cash or high quality bonds. A Fund would adopt such a defensive position in response to adverse market, economic, political, or other conditions, or to enable the Fund to take advantage of buying opportunities. If a Fund adopts a defensive position at an inappropriate time, the Fund’s return may be lower than it otherwise would have been.

Portfolio Holdings Disclosure

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ Statement of Additional Information. See the back cover of this prospectus for information about how to obtain a copy of the Statement of Additional Information.

10

Management of the Funds

The Company utilizes a Manager/Subadviser structure for advisory services.

•

MetLife Investment Funds Management LLC (the “Manager”) has ultimate responsibility for all investment advisory services. It supervises the subadvisers, who make the day-to-day investment decisions for the Funds.

•	Each Fund currently has three subadvisers. None of the subadvisers is affiliated with the Manager. The Manager decides how to allocate each Fund’s assets among the Fund’s subadvisers.

•

Each Fund may change subadvisers or change the agreements with its subadvisers. Although we do not currently intend to do so, the Funds may change their current practice of having three subadvisers per Fund. The Fund can make many of these subadviser changes without shareholder approval. For example, the Fund can add subadvisers not affiliated with the Manager without shareholder approval, but the Fund will send you a notice within 90 days of such a change. If shareholder approval is required, the Fund will send you a proxy statement describing the proposed change.

•	Each Fund pays an investment advisory fee to the Manager and to the subadvisers.

The following chart lists each Fund’s current subadvisers, the total investment advisory fees the Fund paid in 2006 as a percentage of the Fund’s average net assets, and the maximum total advisory fees the Fund is permitted to pay, also as a percentage of average net assets.

Fund	Subadvisers	Total Advisory Fees in 2006		Maximum Permissible Advisory Fee
International Stock Fund	AllianceBernstein L.P. Oechsle International Advisors LLC SSgA Funds Management, Inc.	0.73%		0.80%
Small Company Stock Fund	Delaware Management Company OFI Institutional Asset Management, Inc. SSgA Funds Management, Inc.	0.64	%*	1.05%
Large Company Stock Fund	Wellington Management Company, LLP ClearBridge Advisors, LLC SSgA Funds Management, Inc.	0.52%		0.70%
Diversified Bond Fund	Western Asset Management Company Wellington Management Company, LLP SSgA Funds Management, Inc.	0.41	%*	0.60%

*	Advisory fees have been restated to reflect sub-advisory fees in effect as of May 1, 2007. For the fiscal year ended December 31, 2006 actual advisory fees for the Small Company Stock Fund and the Diversified Bond Fund were 0.63% and 0.42%, respectively.

Reports to shareholders contain summaries of the basis for the Board of Directors’ approval of the Funds’ advisory agreements. Each shareholder report includes disclosure regarding any approvals during the six-month period covered by the report. See the back cover of the prospectus for information about how to obtain a copy of the shareholder reports. The Board most recently approved the advisory agreements with the Manager and the subadvisers during the first six months of 2007. Therefore, disclosure relating to the approval of those agreements will be in the shareholder report for the period ended June 30, 2007.

11

Information about the Manager and about each of the Subadvisers appears below.

MetLife Investment Funds Management LLC (the “Manager”) serves as the overall investment adviser to the Funds. The Manager is an indirect wholly-owned subsidiary of MetLife, Inc. (“MetLife”). The Manager retains a consultant to assist it in monitoring and evaluating the performance of the subadvisers. The Manager’s address is 400 Atrium Drive, Somerset, NJ 08873-4172.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a subadviser for the International Stock Fund. Its corporate offices are located at 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is an indirect subsidiary of AXA Financial, Inc., a global financial services organization. As of December 31, 2006, AllianceBernstein managed approximately $717 billion of assets. AllianceBernstein’s Global Value Investment Policy Group is primarily responsible for the day-to-day management of the portion of the International Stock Fund managed by AllianceBernstein. The Global Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the portfolio are: Sharon Fay, Kevin Simms, Giulio Martini and Henry D’Auria. Each individual has had responsibility for the International Stock Fund since 2005.

Sharon E. Fay, Executive Vice President and Chief Investment Officer — Global Value Equities, joined AllianceBernstein in 1990 as a research analyst, following the airline, lodging, trucking and retail industries, and has been Executive Vice President and Chief Investment Officer-Global Value Equities of AllianceBernstein since 2003, overseeing all portfolio management and research activities relating to cross-border and non-U.S. value investment portfolios and chairing the Global Value Investment Policy Group. She brings to this role a range of experience in helping establish AllianceBernstein as a global player in value investing, having first successfully launched Canadian Value as the firm’s first single-market service focused outside the U.S. She went on to build the UK Value service, the firm’s first portfolio-management and research team based outside of the U.S. Until January 2006, Ms. Fay was Co-CIO — European and UK Value Equities, a position she assumed with AllianceBernstein. She also serves on AllianceBernstein’s Management Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1997 and 1999, Ms. Fay was CIO — Canadian Value Equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Before joining Bernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University. CFA. Location: London.

Kevin F. Simms, Co-Chief Investment Officer — International Value Equities, Director of Research — Global Value Equities, was named co-CIO — International Value equities in 2003, which he has assumed in addition to his role as director of research — Global and International Value equities, a position he has held since 2000. As research director, he has been instrumental in implementing significant enhancements to AllianceBernstein’s cross-border research process. Between 1998 and 2000, Mr. Simms served as director of research — Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BS-BA from Georgetown University and an MBA from Harvard Business School. Location: New York.

Henry S. D’Auria, Chief Investment Officer — Emerging Markets Value Equities and Co-Chief Investment Officer — International Value Equities, was named co-CIO — International Value equities in 2003, adding to his responsibilities as CIO — Emerging Markets Value equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of AllianceBernstein’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research — Small Cap Value equities and director of research — Emerging Markets Value equities. Mr. D’Auria joined the firm in 1991 as a

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research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before coming to AllianceBernstein, Mr. D’Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College. CFA Charterholder. Location: New York.

Giulio Martini, CIO — Currency & Quantitative Strategy, was appointed to head the newly created quantitative strategies team within the value-equities unit in July 2003. The group is responsible for ensuring the most effective use of AllianceBernstein’s quantitative research within the portfolio-management process. He continues to work with international and global value clients and as the lead person shaping currency-management tools and strategies. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on U.S. research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University. Location: New York.

ClearBridge Advisors, LLC (“CBA”) serves as one of the subadvisers for the Large Company Stock Fund. Its corporate offices are at 399 Park Avenue, New York, NY 10022. CBA is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company. As of December 31, 2006, CBA managed more than $112.6 billion of money market and mutual fund assets. The following individuals are responsible for the day-to-day management of the portion of the Large Company Stock Fund managed by CBA:

Evan Bauman, is a Director and Portfolio Manager at CBA. Mr. Bauman joined CBA's predecessor as an analyst in 1996. He has ten years of experience in the management and analysis of U.S. equities. He is also responsible for other offshore and onshore sub-advised and separately managed accounts. Mr. Bauman received his B.S. degree in Mathematics from Duke University. Mr. Bauman has served as a Portfolio Manager for the Fund since November 2006.

Peter Bourbeau, is a Director and Portfolio Manager at CBA. Mr. Bourbeau joined CBA's predecessor as an analyst in 1991. He has over fifteen years of experience in the management and analysis of U.S. equities. He is also responsible for other offshore and onshore sub-advised and separately managed accounts. Mr. Bourbeau received his B.S. degree in Business Administration at the University of Florida and MBA at Fordham University. Mr. Bourbeau has served as a Portfolio Manager for the Fund since November 2006.

Thomas G. Hudson, CFA, is a Director and Portfolio Manager at CBA. Mr. Hudson joined CBA’s predecessor as a portfolio manager in 2000. He has over fourteen years of experience in the management and analysis of U.S. equities. He is a portfolio manager responsible for co-managing the Diversified Large Capitalization Growth Product and is also responsible for managing private client portfolios for high net worth individuals. Prior to joining CBA, Mr. Hudson was Vice President and Portfolio Manager at Morgan Stanley where his responsibilities included managing capital growth and core equity portfolios. He began his career at Neuberger & Berman as a research analyst focusing on mid- and large-capitalization equities. Mr. Hudson received his B.S. degree in Business Administration at Boston University School of Management. He is a Chartered Financial Analyst and is a member of the New York Society of Security Analysts and the CFA Institute. Mr. Hudson has served as a Portfolio Manager for the Fund since August 2002.

Delaware Management Company (“Delaware Investments”), a series of Delaware Management Business Trust, serves as one of the subadvisers for the Small Company Stock Fund. Its principal offices are at 2005 Market Street, Philadelphia, PA 19103. Delaware Investments and its predecessors have been managing

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Delaware Investment Funds since 1938. Delaware Investments is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH and Delaware Investments are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln National, with headquarters in Philadelphia, Pennsylvania is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments has more than $161.8 billion in assets under management as of December 31, 2006. Christopher S. Beck has had primary responsibility for making day-to-day investment decisions for the Fund since May 2006. When making investment decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent P. Madden and Kelley A. McKee.

Christopher S. Beck, CFA, Senior Vice President/Senior Portfolio Manager. Mr. Beck, who joined Delaware Investments in 1997, leads the firm’s Small/Mid-Cap Value team. Previously, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Mr. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia.

Michael E. Hughes, CFA, Vice President/Senior Equity Analyst. Mr. Hughes is responsible for the analysis, purchase, and sale recommendations of consumer staples, healthcare, and technology securities for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford. He received a bachelor’s degree in finance from Siena College and an MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst. Mr. Madden is responsible for equity research of consumer services, consumer cyclicals, transportation, and business services stocks for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2004, he was an equity analyst at Gartmore Global Investments, where he specialized in technology and telecommunications. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Mr. Madden holds a bachelor’s degree in economics from DePauw University and an MBA from the University of Chicago.

Kelley A. McKee, CFA, Equity Analyst. Ms. McKee joined Delaware Investments in July 2005 as an equity analyst for the firm’s Small-Cap Value and Mid-Cap Value portfolios, where she assists the portfolio manager with financial modeling and coverage of various sectors. For the three years prior, she participated in Lincoln Financial Group's rotational Professional Development Program. Ms. McKee earned a bachelor's degree in finance from Georgetown University.

Oechsle International Advisors LLC (“Oechsle”) serves as a subadviser to the International Stock Fund. Its corporate offices are located at One International Place, Boston, MA 02110. Oechsle is a Delaware limited liability company. Oechsle was formed and registered as an investment adviser with the SEC in October 1998. As of December 31, 2006, Oechsle managed approximately $15.4 billion in assets. All of Oechsle’s portfolio managers and research analysts work together to develop a broad investment strategy, establish a framework of country allocations, and contribute individual stock ideas. The following individual is responsible for the day-to-day management of the portion of the International Stock Fund managed by Oechsle:

L. Sean Roche is a Managing Principal, CIO, COO and Portfolio Manager/Research Analyst for Oechsle. He is the portfolio manager primarily responsible for overseeing Oechsle’s management of its portion of the International Stock Fund. Mr. Roche has final discretion over the day-to-day management of the Portfolio. His research focus is on investments in Europe. He is also responsible for the oversight of the portfolio

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management investment strategy. Prior to forming Oechsle, Mr. Roche was a Vice President and Portfolio Manager for Putnam International Advisors. Previously, he was associated with Rowe Rudd & Company and James Capel & Company in London, where he worked as a technology analyst. Mr. Roche holds a B.Sc. Econ. (Hons.) from the London School of Economics. He has had responsibility for the International Stock Fund since 2005.

OFI Institutional Asset Management, Inc. (“OFI Institutional”) serves as a subadviser for the Small Company Stock Fund. Its corporate offices are located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. OFI Institutional, founded in 2001, is a wholly-owned subsidiary of OppenheimerFunds, Inc., one of the country’s largest mutual fund investment organizations. OppenheimerFunds, Inc. is owned by Oppenheimer Acquisition Corporation, a holding company that is controlled by Massachusetts Mutual Life Insurance Company, a provider of life insurance, money management and asset accumulation services for individuals and businesses. As of December 31, 2006, OFI Institutional had approximately $10 billion in assets under management, with its parent, OppenheimerFunds, Inc., managing approximately $243 billion in assets. The following individuals are responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by OFI Institutional:

Daniel J. Goldfarb, CFA, Managing Director, is head of the firm's Small Cap Core Growth Team and is responsible for managing the small cap growth strategy. He also serves as an equity analyst for all of the Team strategies. Mr. Goldfarb has over 19 years investment experience. Prior to transferring to OFI Institutional on May 1, 2006, Mr. Goldfarb had worked at our affiliate, Babson Capital Management LLC, since 1995. Previously, he had worked at Drexel Burnham Lambert, Smith Barney and Wilmington Trust. Mr. Goldfarb has covered financial institutions for his entire career plus several additional industries including, telecom (10 years), electric utilities (10 years), and REITs (5 years). He holds a B.A. from Hobart College and an M.B.A. from Vanderbilt University. He is a member of the CFA Institute and Treasurer of the Bank Analyst Association of Boston. He has had responsibility for the Small Company Stock Fund since 2005.

Steven A. Dray, CFA, Managing Director, is a portfolio manager for the firm's Small Cap Core Growth Team and is responsible for managing the small cap growth strategy. Mr. Dray also serves as an analyst for all of the Team strategies. He has over nine years of industry experience. Prior to transferring to OFI Institutional on May 1, 2006, Mr. Dray had worked at our affiliate, Babson Capital Management LLC, since 2001. Previously, Mr. Dray spent five years at Strong Capital Management as an analyst and associate portfolio manager on a team that managed over $9 billion in small cap and mid cap assets. Previously, he worked as an engineer at Lockheed Martin Aeronautics Company. Mr. Dray holds a B.S. in electrical engineering from Tufts University and an M.B.A. from Indiana University. He is a member of the CFA Institute and The Boston Security Analysts Society. He has had responsibility for the Small Company Stock Fund since 2005.

SSgA Funds Management, Inc. (“SSgA FM”) serves as one of the subadvisers to the International Stock Fund, the Small Company Stock Fund, the Large Company Stock Fund, and the Diversified Bond Fund. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2006, SSgA FM managed approximately $122 billion in assets, and SSgA managed approximately $1.7 trillion in assets. The corporate offices of SSgA FM are located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the

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respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities, including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA FM Investment Committee. Key professionals involved in the day-to-day portfolio management for the Funds include the following:

Large Company Stock Fund and Small Company Stock Fund:

Tom Coleman, lead portfolio manager for Large Company and Small Company Stock Funds, is a Principal at SSgA FM and SSgA and a member of the Global Structured Products investment team. Tom is responsible for the management of several strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Prior to assuming his current role in April, 2004, Tom was a manager within the International Structured Products Group Operations Team. Tom holds a BS in Finance and Accounting from Boston College, and an MBA from Babson College. He is currently a Level III CFA candidate. Mr. Coleman has served as a Portfolio Manager for the Fund since October 2005.

David Chin, backup portfolio manager for Large Company and Small Company Stock Funds, is a Principal of SSgA FM and SSgA. David joined the firm in 1999 and is a member of the firm's Global Structured Products Team. He is responsible for managing both U.S. and International funds. David holds a BS in Management Information Systems from the University of Massachusetts/Boston and an MBA from the University of Arizona. Mr. Chin has served as a Portfolio Manager for the Fund since December 2004.

Diversified Bond Fund:

Elya Schwartzman, lead portfolio manager for the Diversified Bond Fund, is a Principal of SSgA and SSgA FM. He joined the firm in 1999 and is a portfolio manager in the SSgA North America Fixed Income Group. He has been working in the Fixed Income field since 1996. Elya holds a Bachelors Degree in Economics from Trinity College (CT) and an MBA from the Sloan School of Management at MIT, specializing in quantitative finance. Mr. Schwartzman has served as a Portfolio Manager for the Fund since April 2006.

Michael J. Brunell, backup portfolio manager for the Diversified Bond Fund, is a Principal of SSgA FM and SSgA and is a member of the Passive Fixed Income portfolio management group. Previously, Mike was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997. Mike received a Bachelor of Science degree in Business Administration from Saint Michael's College and an MSF from Boston College in May of 2004. He is also a CFA Level II candidate. Mr. Brunell has served as a Portfolio Manager for the Fund since January 2004.

International Stock Fund:

Paul Moghtader, CFA, lead portfolio manager for the International Stock Fund, is a Senior Portfolio Manager of SSgA FM and SSgA and Head of Non-U.S. Developed Market Equities. He is currently in the Boston office after several years of portfolio management responsibilities in SSgA's Paris and London offices. Paul holds an MBA from the JL Kellogg Graduate School of Management at Northwestern University and a BA in Economics from Macalester College. He also earned the Chartered Financial Analyst designation. Mr. Moghtader has served as a Portfolio Manager for the Fund since March 2005.

Craig Scholl, CFA, backup portfolio manager for the International Stock Fund, is a Principal of SSgA FM and SSgA and a Senior Portfolio Manager in the Global Active Equity group. Craig received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He has earned the Chartered Financial Analyst Designation and is a member of CFA Institute and the Boston Security

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Analysts Society. He is a former board member of the San Francisco Society of Security Analysts, Pensions West, and the National Association of State Investment Professionals. Mr. Scholl has served as a Portfolio Manager for the Fund since March 2005.

Wellington Management Company, LLP (“Wellington Management”) serves as one of the subadvisers for the Large Company Stock Fund and as one of the subadvisers for the Diversified Bond Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Large Company Stock Fund:

Cheryl M. Duckworth, CFA, coordinates a team of global industry analysts that manage the portion of the Large Company Stock Fund subadvised by Wellington Management. Ms. Duckworth has served as the coordinator for the portfolio since 2003 and for other clients of the firm for at least the past five years Ms. Duckworth, a Senior Vice President and Director of Research Portfolios of Wellington Management, joined the firm as an investment professional in 1994.

Diversified Bond Fund:

Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Fund since May 2006 and for other clients of the firm for at least the past five years.

Campe Goodman, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Fund since May 2006 and for other clients of the firm for at least the past five years.

Christopher A. Jones, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Fund since February 2007 and for other clients of the firm for at least the past five years.

Michael F. Garrett, a Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgages portion of the Fund since May 2006 and for other clients of the firm for at least the past five year.

Western Asset Management Company (“Western”) serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 385 East Colorado Boulevard, Pasadena, CA 91101. Western serves as an investment adviser to a variety of institutional investors, including mutual funds. As of December 31, 2006, Western managed more than $574.62 billion of assets. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Carl L. Eichstaedt, Mark Lindbloom and Edward A. Moody manages the Fund’s assets.

S. Kenneth Leech is Western’s Chief Investment Officer. He serves as a co-team leader responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. He has

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been employed by Western in his current position for the past five years and has had responsibility for the day-to-day management of the portion of the Diversified Bond Fund managed by Western since the Fund’s inception in 1993.

Stephen A. Walsh is Western’s Deputy Chief Investment Officer. He serves as a co-team leader responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. He has been employed by Western in his current position for the past five years and has had responsibility for the day-to-day management of the portion of the Diversified Bond Fund managed by Western since the Fund’s inception in 1993.

Carl L. Eichstaedt, CFA, has been a portfolio manager for Western Asset Management Company since 1994. He has responsibility for portfolio structure, including sector allocation, duration weighting and term structure decisions. Prior to this, he was a portfolio manager at Harris Investment Management, Pacific Investment Management Company, the Director of Fixed Income at Security Pacific Investment Managers and Vice President Fixed Income at Chemical Securities Inc. Mr. Eichstaedt has served as a Portfolio Manager for the Fund since June 2006.

Mark Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986. Mr. Lindbloom has served as a Portfolio Manager for the fund since December 2005.

Edward A. Moody has been a portfolio manager for Western Asset Management Company since 1985. He has responsibility for portfolio structure, including sector allocation, duration weighting and term structure decisions. Prior to this, he was a portfolio manager at National Bank of Detroit. Mr. Moody has served as a Portfolio Manager for the Fund since June 2006.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Messrs. Eichstaedt, Lindbloom and Moody are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

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Expected Asset Withdrawals and Liquidation of Funds

The Funds are available only as investment options under: (1) MetLife variable annuity contracts and variable life insurance contracts (“variable contracts”); and (2) MetLife mutual fund retirement plan platforms. Some variable contract owners and plan participants invest in the Funds in connection with a separate investment advisory program offered by MetLife, called the CHART Program.

MetLife has informed the Board of Directors of the Funds (“Board”) that, for various business reasons, MetLife intends to:

•	discontinue the CHART Program;

•

take steps, in its capacity as adviser to the CHART Program, to transfer the account value of variable contract owners who are clients of the CHART Program from the Funds to other mutual funds offered in their variable contracts, on or about November 9, 2007;

•

with respect to Fund assets attributable to variable contract owners who are not clients of the CHART Program, seek approval from the U.S. Securities and Exchange Commission (“SEC”) and other applicable regulators to substitute different mutual funds as replacements for the Funds, on or about November 9, 2007; and

•

with respect to plans that have invested in the Funds directly (and not through a variable contract), work with plan sponsors to identify replacements for the CHART Program and/or the Funds, beginning in the first quarter of 2007.

MetLife has advised the Board that it expects these actions will result in the withdrawal of a significant portion of the Funds’ assets during 2007 and in a recommendation by the Manager to liquidate the Funds on November 9, 2007 or as soon thereafter as practicable. MetLife will provide notifications to its variable contract owners and customers in connection with the foregoing actions. These actions may be taken by MetLife without Board or shareholder approval.

MetLife expects that approximately one-third of the Funds’ assets may be redeemed during the second and third quarters of 2007 and that most if not all of the Funds’ assets will be redeemed during the fourth quarter of 2007. Variable contract owners and plan participants, of course, may withdraw their investments from the Funds at any time in advance of the planned actions by MetLife, which could result in more rapid reductions in Fund assets.

The anticipated asset reductions could adversely affect each Fund’s performance. For example, significant redemptions and substantially reduced asset levels may place additional burdens on a Fund’s portfolio managers as they seek to achieve the Fund’s investment objective while maintaining an adequately diversified portfolio. A Fund will incur transaction costs, such as brokerage commissions, when selling portfolio securities to meet redemptions. These transaction costs may adversely affect performance. To meet anticipated redemptions, a Fund’s portfolio manager may choose to maintain a greater than normal level of short-term investments, including cash and cash equivalents, which could limit the Fund’s ability to pursue or participate in potential price appreciation of the Fund’s primary investments. MetLife plans to communicate any significant expected redemptions to the Funds’ portfolio managers to facilitate the Funds’ portfolio management efforts.

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The anticipated asset reductions generally can be expected to result in an increase in each Fund’s expense ratios. Therefore, in anticipation of these redemptions, effective March 6, 2007, MetLife has voluntarily agreed to limit expenses of the Funds so that the overall expense ratio for each Fund (on an annualized basis) will not exceed a limit set at 0.10% greater than the overall expense ratio for that Fund for the year ended December 31, 2006. In particular, the expense limitations (as an annual percentage of average daily net assets) are as follows:

Fund	I Shares
International Stock Fund	1.03%
Large Company Stock Fund	0.73%
Small Company Stock Fund	0.87%
Diversified Bond Fund	0.61%

MetLife has voluntarily agreed to maintain this expense limitation until at least November 9, 2007. However, MetLife may withdraw or modify this expense limitation after November 9, 2007.

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Pricing, Purchase, and Redemption of Shares

Pricing and Valuation of Shares

We compute the net asset value of the shares of each Fund once each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the closing of regular trading on the NYSE, which is generally 4:00 p.m. New York City time. Because certain Funds hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Funds do not price their shares), the value of such Funds’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Fund is calculated by dividing the Fund’s net assets by its number of outstanding shares.

For each Fund, fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. Other portfolio securities of each Fund normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

The Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before a Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, a Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Board of Directors has delegated day-to-day responsibility for valuing the Funds’ assets to its Valuation Committee, which values such assets as described above and operates under procedures approved by the Board.

Purchase and Redemption of Shares

You may invest in the Funds only through certain variable annuity contracts and variable life insurance contracts (“variable contracts”) and certain qualified retirement plans, including arrangements and plans under section 403(b) or 457(b) of the Internal Revenue Code (“retirement plans”). Therefore, the Funds sell their shares only to separate accounts issuing variable contracts or trusts related to retirement plans.

If you invest in the Funds through a variable contract, you should read the prospectus for the variable contract, which will provide information about the procedures for your investments in the variable contract and indirectly in the Funds. If you invest in the Funds through a retirement plan, you should ask your employer, plan administrator, or plan recordkeeper for information about procedures for investment directions under your retirement plan.

We sell shares of a Fund at the share price first set after receipt of the purchase order. Currently, a purchase order is deemed received by the Fund when received by the insurance company, the insurance company’s recordkeeping agent, or the retirement plan’s recordkeeper. The Funds charge no sales charge on the purchase of shares.

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The Funds redeem shares for money, within seven days of receipt of proper notice of redemption or sooner if required by law. We redeem the shares at the first price after receipt of a proper request for redemption. The Funds do not charge any redemption charge. We may suspend the right to redeem shares or to receive payment if: the SEC tells us that trading on the NYSE is restricted; the NYSE is closed (other than customary weekend and holiday closings); the SEC tells us that an emergency exists, so that we cannot readily sell a Fund’s securities or compute a Fund’s net asset value; or the SEC orders the suspension to protect shareholders of a Fund. The Funds’ redemption rules apply to a Fund’s payment to the insurance company separate account or retirement plan trust; your retirement plan, variable contract, or both have further provisions concerning how a redemption is credited under your variable contract or retirement plan and when you receive a plan distribution or variable contract payment.

The Funds have a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts in any Fund that could disrupt orderly management of the Funds’ investment portfolio (“disruptive trading”). The Funds are not designed to provide investors with the means of speculating on short-term market movements. Disruptive trading by investors may, under some circumstances, require a Fund to invest more than otherwise appropriate amounts of assets in money-market instruments, cause a Fund prematurely to liquidate certain investments at unfavorable prices, negatively affect the Funds’ performance, and increase transaction costs for all investors. Also, attempts to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Funds and the reflection of that change in Funds’ share prices may dilute the value of the investments held by long-term investors. Funds, such as the International Stock Fund, that invest primarily in foreign securities may be more susceptible to disruptive trading because time zone differences among international stock markets can allow an investor to engage in short-term trading to exploit share prices that may be based on closing prices of foreign securities established sometime before the Fund calculates its own share price. Funds, such as the Small Company Stock Fund, that invest primarily in small or mid-sized companies may be more susceptible to disruptive trading because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies.

Because insurance companies and recordkeepers maintain the participant or individual investor records and submit to the Funds only aggregate orders combining the transactions of many such investors, the Funds by themselves generally cannot monitor trading by particular investors. Instead, the Funds implement their policy of deterring disruptive trading by reviewing the procedures used by the insurance companies and recordkeepers to identify and deter disruptive trading. The Funds also receive periodic reports from the insurance companies and the recordkeepers regarding the implementation of those entities’ procedures. Because actions taken to deter disruptive trading may vary, the trading procedures in place may vary depending on the insurance company or recordkeeper for your retirement plan or variable contract. Please see the prospectus for your variable contract or contact your plan recordkeeper for information about the trading procedures applicable to you. In addition, the Funds monitor the aggregate cash flows received from insurance companies and recordkeepers in an effort to identify any unusual aggregate flows that may indicate disruptive trading activity. The Funds also employ fair value pricing procedures to deter disruptive trading.

Although the Funds will endeavor to ensure that each insurance company or recordkeeper has policies and procedures to identify and deter disruptive trading, the Funds cannot guarantee the success of such procedures. Therefore, it is possible that some Fund investors may be able to engage in frequent trading, and, if they do, the other Fund investors would bear any harm caused by that frequent trading.

The Funds reserve the right to refuse to sell shares to a separate account or retirement plan if such sales are not in the Funds’ best interests. For example, a Fund may reject all or part of a purchase order from a separate account or retirement plan when the order (or a portion of it) might be due to disruptive trading or might be an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Funds and the reflection of that change in Funds’ share prices.

22

Distributions

Each Fund distributes substantially all of its net investment income, if any, and all of its net realized capital gains from selling securities. These distributions are automatically reinvested in additional shares of the Fund.

Other Information

Classes of Shares

Each Fund currently offers two classes of shares, one of which, the I Shares, is offered by this prospectus. I Shares are offered only in connection with investments under variable annuity contracts, variable life insurance contracts, and certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code). The other class, R Shares, is available only in connection with investments under certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code) that require a fee from Fund assets to procure distribution and administration services to plan participants.

Federal Income Taxes

If you own or are considering buying a variable life insurance policy or a variable annuity contract that invests in the Funds, you should consult its prospectus for a discussion of tax consequences of investing in the Funds.

The tax laws and regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. In many cases, qualified retirement plans enjoy a tax-advantaged status, so that participants in such a plan will not be taxed on their interests in the plan until they receive a distribution or payment from it. If you participate in a qualified retirement plan that invests in the Funds, you should consult a qualified tax adviser to learn about your specific tax situation.

Monitoring for Possible Conflict

The Funds sell shares to fund variable annuity contracts, to fund variable life insurance contracts, and to qualified retirement plans. It is possible that the interests of variable life insurance policy owners, variable annuity contract owners, and participants in qualified retirement plans could conflict in a material way. The Funds will monitor the situation and, in the event that a material conflict did develop, would determine what action to take in response.

23

Financial Highlights

The financial highlights table is meant to help you understand the Funds’ financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. The total returns in the table do not include the effect of any contract charges under a variable life insurance or annuity contract. Deloitte & Touche LLP independent registered public accounting firm has audited this information, and its report, along with the Funds’ financial statements, appear in the Annual Report, which we will send you on request. To learn how to obtain the Annual Report and other information about the Funds, see the back cover.

	International Stock Fund — I Shares
	Year ended December 31,
	2006	2005	2004*	2003*	2002*
NET ASSET VALUE
Beginning of year	$15.32	$13.54	$11.96	$9.27	$12.45

OPERATIONS
Net investment income(1)	0.32 †	0.23 †	0.17 †	0.15 †	0.08
Net realized and unrealized gain (loss) on investments	3.70	1.74	1.58	2.62	(2.83)

Total from investment operations	4.02	1.97	1.75	2.77	(2.75)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.32)	(0.19)	(0.17)	(0.08)	(0.07)
Distributions from net realized gains on investments	—	—	—	—	(0.36)

Total distributions	(0.32)	(0.19)	(0.17)	(0.08)	(0.43)

NET ASSET VALUE
End of year	$19.02	$15.32	$13.54	$11.96	$9.27

TOTAL RETURN(2)	26.50%	14.68%	14.84%	30.04%	(22.31)%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000’s omitted)	$573,251	$519,371	$479,714	$420,060	$331,996
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.93%	0.89%	0.89%	0.90%	0.90%
After repayments/reimbursements and before directed brokerage arrangements	0.93%	0.89%	0.89%	0.90%	0.90%
After repayments/reimbursements and directed brokerage arrangements	0.92%	0.89%	0.88%	0.89%	0.89%
Ratios of net investment income to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	1.85%	1.66%	1.38%	1.50%	0.91%
After repayment/reimbursements and directed brokerage arrangements	1.85%	1.66%	1.39%	1.51%	0.92%
Portfolio turnover rate	35.46%	93.04%	48.47%	48.31%	54.15%

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

24

	Small Company Stock Fund — I Shares
	Year ended December 31,
	2006	2005	2004*	2003*	2002*
NET ASSET VALUE
Beginning of year	$14.32	$13.96	$12.16	$8.51	$11.28

OPERATIONS
Net investment income(1)	0.05 †	0.03 †	0.03 †	0.03 †	0.01
Net realized and unrealized gain (loss) on investments	1.74	0.96	1.78	3.63	(2.68)

Total from investment operations	1.79	0.99	1.81	3.66	(2.67)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.05)
Distributions from net realized gains on investments	(1.76)	(0.61)	—	—	(0.05)

Total distributions	(1.78)	(0.63)	(0.01)	(0.01)	(0.10)

NET ASSET VALUE
End of year	$14.33	$14.32	$13.96	$12.16	$8.51

TOTAL RETURN(2)	13.40%	7.28%	14.94%	43.06%	(23.72)%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000’s omitted)	$445,291	$433,848	$428,279	$375,847	$221,015
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.77%	0.78%	0.74%	0.79%	0.76%
After repayments/reimbursements and before directed brokerage arrangements	0.77%	0.78%	0.74%	0.79%	0.76%
After repayments/reimbursements and directed brokerage arrangements	0.77%	0.78%	0.74%	0.79%	0.76%
Ratios of net investment income (loss) to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.34%	0.24%	0.23%	0.27%	0.24%
After repayment/reimbursements and directed brokerage arrangements	0.34%	0.24%	0.23%	0.27%	0.24%
Portfolio turnover rate	70.29%	69.79%	54.17%	83.46%	52.35%

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

25

	Large Company Stock Fund — I Shares
	Year ended December 31,
	2006	2005	2004*	2003*	2002*
NET ASSET VALUE
Beginning of year	$12.29	$11.65	$10.68	$8.39	$10.95

OPERATIONS
Net investment income(1)	0.15 †	0.12 †	0.14 †	0.10 †	0.07
Net realized and unrealized gain (loss) on investments	1.38	0.65	0.92	2.25	(2.57)

Total from investment operations	1.53	0.77	1.06	2.35	(2.50)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.12)	(0.13)	(0.09)	(0.06)	(0.06)
Distributions from net realized gains on investments	—	—	—	—	—

Total distributions	(0.12)	(0.13)	(0.09)	(0.06)	(0.06)

NET ASSET VALUE
End of year	$13.70	$12.29	$11.65	$10.68	$8.39

TOTAL RETURN(2)	12.56%	6.64%	10.04%	28.14%	(22.84)%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000’s omitted)	$824,181	$778,908	$751,357	$648,073	$432,891
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.63%	0.64%	0.64%	0.63%	0.70%
After repayments/reimbursements and before directed brokerage arrangements	0.63%	0.64%	0.64%	0.63%	0.70%
After repayments/reimbursements and directed brokerage arrangements	0.61%	0.63%	0.62%	0.62%	0.67%
Ratios of net investment income to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	1.15%	1.03%	1.30%	1.10%	0.85%
After repayment/reimbursements and directed brokerage arrangements	1.17%	1.03%	1.32%	1.12%	0.88%
Portfolio turnover rate	34.44%	35.20%	37.75%	26.89%	60.04%

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

26

	Diversified Bond Fund — I Shares
	Year ended December 31,
	2006	2005	2004*	2003*	2002*
NET ASSET VALUE
Beginning of year	$11.68	$11.83	$11.69	$11.56	$11.06

OPERATIONS
Net investment income(1)	0.55 †	0.50 †	0.45 †	0.47 †	0.52 †
Net realized and unrealized gain (loss) on investments	(0.06)	(0.25)	0.09	0.16	0.45

Total from investment operations	0.49	0.25	0.54	0.63	0.97

DISTRIBUTIONS
Dividends from net investment income	(0.48)	(0.40)	(0.40)	(0.50)	(0.47)
Distributions from net realized gains on investments	—	—	—	—	—

Total distributions	(0.48)	(0.40)	(0.40)	(0.50)	(0.47)

NET ASSET VALUE
End of year	$11.69	$11.68	$11.83	$11.69	$11.56

TOTAL RETURN(2)	4.31%	2.09%	4.65%	5.58%	8.97%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000’s omitted)	$893,316	$872,349	$833,489	$699,392	$628,639
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.51%	0.54%	0.54%	0.55%	0.56%
After repayments/reimbursements and before directed brokerage arrangements	0.51%	0.54%	0.54%	0.55%	0.56%
After repayments/reimbursements and directed brokerage arrangements	0.51%	0.54%	0.54%	0.55%	0.56%
Ratios of net investment income to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	4.75%	4.24%	3.85%	4.09%	4.61%
After repayments/reimbursements and directed brokerage arrangements	4.75%	4.24%	3.85%	4.09%	4.61%
Portfolio turnover rate	161.91%	177.27%	125.02%	197.49%	211.37%

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect changes attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

27

28

29

Where to Obtain Additional Information

You can obtain additional information about MetLife Investment Funds, Inc. free upon request, including the following:

The Annual Report to Shareholders and Semi-Annual Report to Shareholders describe the Funds’ performance and list what securities each Fund held during the last year or half year. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the last year.

The Statement of Additional Information contains additional information about MetLife Investment Funds, Inc. and about the Funds’ investment strategies and policies. This prospectus incorporates the Statement of Additional Information by reference, which means that the Statement of Additional Information is legally considered a part of the prospectus.

To obtain these documents, or for other inquiries about MetLife Investment Funds, Inc.:

•	Call 1-800-242-7884.

•	Write to MetLife Investment Funds, Inc., 400 Atrium Drive, Somerset, NJ 08873-4172.

To request other information about MetLife Investment Funds, Inc., or to make shareholder inquiries, please contact the Funds at the same address and phone number.

In addition, you may obtain access to text-only versions of these documents through the Securities and Exchange Commission:

•	You may visit the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information.

•	You may visit the Securities and Exchange Commission’s Internet site at http://www.sec.gov.

•	You may also obtain copies of these documents, upon payment of a duplication fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

MetLife Investment Funds, Inc.

MetLife Investment Funds, Inc., SEC File No. 811-07450

MetLife Investment Funds, Inc. R Shares

Prospectus April 30, 2007

•	MetLife Investment International Stock Fund

•	MetLife Investment Small Company Stock Fund

•	MetLife Investment Large Company Stock Fund

•	MetLife Investment Diversified Bond Fund

The Funds have two classes of shares. This prospectus describes the R Shares class of the Funds (the “Shares”). The Shares are available only through certain qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code). As explained in more detail on page 19 of the prospectus, it is expected that the Funds will be liquidated during the fourth quarter of 2007.

MetLife Investment Funds, Inc. was previously named CitiStreet Funds, Inc.

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS CONTENTS

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Summary of Investment Objectives and Strategies

International Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Strategy:	Invests in stocks of companies from at least five foreign countries.

•	The companies in which the Fund invests are generally large and well-established in their home country.

•	The Fund invests primarily in countries with developed economies.

•	The Fund chooses companies that it expects to increase in value over the long-term.

•	The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

Small Company Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of smaller companies.

Large Company Stock Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of larger, well-established companies.

Diversified Bond Fund

Objective:	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

Strategy:	Invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds.

•	Investment-grade corporate bonds.

°	Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

•	U.S. government bonds.

•	Non-U.S. dollar denominated bonds and currencies.

•	Mortgage-related securities.

°	Mortgage-related securities provide an interest in a pool of home or commercial mortgages.

•	Asset-backed securities.

°	Asset-backed securities provide an interest in a pool of assets like trade receivables.

•	High-yield bonds.

°

High-yield bonds, commonly known as “junk bonds,” pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

Summary of Investment Risks

Throughout this prospectus, the Funds appear in declining order of risk. For each of the Funds, the share price fluctuates over time. The total return of a Fund could be negative during the period you invest in the Fund, in which case you would lose part of your investment when you redeemed your shares.

We describe below some of the risks specific to each Fund.

International Stock Fund

•

The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions. All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. companies.

•	Adverse political or economic events in a foreign country could cause the price of a foreign company’s stock to fall.

•

Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

•	Changing currency exchange rates can decrease the U.S. dollar value of foreign stocks.

Small Company Stock Fund

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	The prices of small companies tend to fluctuate more than those of larger, more established companies.

Large Company Stock Fund

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

Diversified Bond Fund

•	The prices of bonds fluctuate depending upon interest rates.

•	As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

•	The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

•

Investment in bonds involves credit risk, the risk that the issuer could default on its obligations and the Fund not recover its investment. High-yield bonds have a greater risk of default than investment grade bonds.

•

Non-U.S. dollar denominated bonds may pose greater risks than domestic bonds, including the risk of loss due to currency exchange rate changes and the possibility of losses due to adverse political or economic events in a foreign country.

•	Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

2

Performance

The bar charts and tables shown below provide an indication of the risks of investing in each Fund by showing how each Fund’s performance has varied over time and how each Fund’s return over time compares to its respective benchmark. The R Shares were first made available on October 1, 2002. The returns shown for the R Shares reflect the historical performance of each Fund’s initial class of shares prior to October 1, 2002, restated based on the R Shares fees and expenses. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

International Stock Fund

Highest Quarterly Return:         20.83% (4th quarter 1999)

Lowest Quarterly Return:       –20.51% (3rd quarter 2002)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Morgan Stanley Capital International Europe, Australia, Far East Index
Past 1 Year:	26.05%	26.34%
Past 5 Years:	10.64%	14.98%
Past 10 Years:	6.71%	7.71%

Small Company Stock Fund

Highest Quarterly Return:         24.89% (4th quarter 1999)

Lowest Quarterly Return:        –23.19% (3rd quarter 1998)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Russell 2500 Index
Past 1 Year:	13.07%	16.17%
Past 5 Years:	8.51%	12.19%
Past 10 Years:	8.41%	11.26%

3

Large Company Stock

Highest Quarterly Return:        15.39% (2nd quarter 2003)

Lowest Quarterly Return:       –17.12% (3rd quarter 2002)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	S&P 500 Index
Past 1 Year:	12.21%	15.80%
Past 5 Years:	5.17%	6.19%
Past 10 Years:	3.41%	8.42%

Diversified Bond Fund*

Highest Quarterly Return:         4.69% (4th quarter 2000)

Lowest Quarterly Return:       –2.26% (2nd quarter 2004)

Average Annual Total Return

(for the period ending 12/31/06)

	The Fund	Lehman Brothers Aggregate Bond Index
Past 1 Year:	4.00%	4.33%
Past 5 Years:	4.78%	5.06%
Past 10 Years:	6.06%	6.24%

*	Prior to May 1, 2001, the Diversified Bond Fund was named the Long-Term Bond Fund and had an objective of investing primarily in long-term fixed income securities. The Diversified Bond Fund has an objective of investing primarily in fixed income securities of varying maturities.

4

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of each Fund.

	Int’l Stock Fund	Small Company Stock Fund		Large Company Stock Fund		Diversified Bond Fund
Shareholder Fees (paid directly from your investment)
Sales Charge (Load) on Purchases	N/A	N/A		N/A		N/A
Deferred Sales Charge (Load)	N/A	N/A		N/A		N/A
Sales Charge (Load) on Reinvested Dividends	N/A	N/A		N/A		N/A
Redemption Fee	N/A	N/A		N/A		N/A
Exchange Fee	N/A	N/A		N/A		N/A
Account Fee	N/A	N/A		N/A		N/A
Annual Fund Operating Expenses (expenses deducted from Fund Assets)
Management Fees	0.73%	0.64%	[a]	0.52%		0.41%	[a]
Distribution (12b-1) Fees	0.25%	0.25%		0.25%		0.25%
Other Expenses	0.30%	0.24%		0.21%		0.19%

Total Annual Fund Operating Expenses*	1.28%	1.13%		0.98%	**	0.85%

a	Expenses have been restated to reflect current advisory fees.
*	MetLife Investment Funds Management LLC, (the “Manager”) has voluntarily agreed to limit expenses of the Funds so that the overall expense ratio for the International Stock Fund, Small Company Stock Fund and the Diversified Bond Fund (on an annualized basis) will not exceed 1.38%, 1.22%, 1.08% and 0.96%, respectively. The Manager has voluntarily agreed to maintain this expense limitation until at least November 9, 2007. However, the Manager may withdraw or modify this expense limitation after November 9, 2007. Manager expects that the Funds will be liquidated on or about November 9, 2007. See page 19.
**	The Fund placed certain portfolio trades with brokers who paid a portion of the Fund’s expenses. The expense information does not reflect this reduction in expenses. If this reduction was shown, the Large Company Stock Fund’s Total Annual Fund Operating Expenses would have been 0.96%.

Example

This Example is meant to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Int’l Stock Fund	Small Company Stock Fund	Large Company Stock Fund	Diversified Bond Fund
1 year	$131	$116	$100	$87
3 years	$408	$361	$314	$272
5 years	$706	$625	$544	$473
10 years	$1,553	$1,380	$1,206	$1,052

You would pay the same expenses if you did not redeem your shares.

5

Investment Objectives, Strategies, and Risks

The investment objectives, strategies, and risks for each Fund appear below. As with all mutual funds, it is possible that a Fund could fail to achieve its objective.

MetLife Investment International Stock Fund

Investment Objective. The International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Investment Strategies. The Fund invests in stocks of companies from at least five foreign countries.

•	The companies in which the Fund invests are generally large and well-established in their home country.

•	The Fund invests primarily in countries with developed economies.

•	The Fund chooses companies that it expects to increase in value over the long-term.

•	The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments).

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on companies that the subadviser expects to have significant growth in earnings over the long-term.

°	One of the Fund’s subadvisers uses a “core” approach, which seeks to maintain a regional balance in investments similar to the Fund’s benchmark index.

Investment Risks.

•	The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

°	Adverse political or economic events in a foreign country could cause the price of a foreign company’s stock to fall.

°

Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

°	Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign stocks.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

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MetLife Investment Small Company Stock Fund

Investment Objective. The Small Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.

Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in common stocks (or similar equity-related investments) of smaller companies.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that the subadviser believes are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on small companies that the subadviser expects to have significant growth in earnings over the long term.

°	One of the Fund’s subadvisers uses an “index” approach, with an objective of matching the performance of the Russell 2500 Index.

•	The Fund invests primarily in U.S. companies, but may also invest some of its assets in foreign companies as well.

•

The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no greater than the largest company in the Russell 2500 Index (measured as of the date of investment). As of June 30, 2006, the largest company in the index had a market capitalization of approximately $4.9 billion.

•	The Fund may invest in stocks sold in initial public offerings (“IPOs”).

Investment Risks.

•	The prices of stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	The stock prices of small companies tend to fluctuate more than those of larger, more established companies.

•	Investing in small company stocks is subject to market capitalization risk, the risk that small company stocks as a group may fall out of favor and not perform as well as stocks of larger companies.

•	Prices of stocks purchased in IPOs may fluctuate more than other stocks.

•	Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

MetLife Investment Large Company Stock Fund

Investment Objective. The Large Company Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

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Investment Strategies. To achieve its objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in the stocks (or similar equity-related investments) of larger, well-established companies.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers uses a “value” approach, which focuses on stocks that the subadviser believes are undervalued by the market.

°	One of the Fund’s subadvisers uses a “growth” approach, which focuses on companies that the subadviser expects to have above-average earnings growth.

°	One of the Fund’s subadvisers uses an “index” approach, with the objective of matching the performance of the S&P 500 Index.

•	The Fund invests primarily in the stocks of U.S. companies, but may also invest some of its assets in the stocks of large, well-established foreign companies.

•

The Fund invests, under normal circumstances, at least 80% of its investable assets in stocks (or similar equity-related investments) of companies with a market value no less than the smallest company in the S&P 500 Index (measured as of the date of investment). As of December 31, 2006, the smallest company in the S&P Index had a market capitalization of approximately $1.4 billion.

•	The Fund may also invest in futures contracts and exchange-traded funds (“ETFs”). Those investments may be used to provide exposure to equity markets.

Investment Risks.

•	The prices of all stocks fluctuate depending upon the performance of the company, the market’s perception of the company, and overall market conditions.

•	Investing in larger, well-established companies, such as the ones the Fund invests in, may be less risky than investing in the stocks of smaller companies.

•	Investing in large company stocks is subject to market capitalization risk, the risk that large company stocks as a group may fall out of favor and not perform as well as stocks of smaller companies.

•	Foreign stocks are subject to the risks described above in connection with the International Stock Fund.

•

“Value” stocks can perform differently from the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. They may continue to be inexpensive for long periods and may never realize their full value.

•

“Growth” stocks can perform differently from the market as a whole and other types of stocks. “Growth” stocks tend to be expensive relative to their earnings or assets compared to other types of stocks. They tend to be sensitive to changes in earnings and more volatile than other types of stocks.

•	Investments in futures contracts and ETFs involve risks similar to stock investments, plus the risk that the futures contract or ETF may not provide the intended exposure to the equity markets.

MetLife Investment Diversified Bond Fund

Investment Objective. The Diversified Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.

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Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its investable assets in the following types of bonds:

•	Investment-grade corporate bonds.

°

Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations. This category includes investment-grade securities with fixed or floating rates, including loan participations and assignments.

•	U.S. government and agency bonds, including:

°	Direct obligations of the United States Treasury (such as Treasury bonds and Treasury bills).

°

Bonds issued by agencies of the United States that carry the full faith and credit guarantee of the United States Government (such as bonds issued by the Government National Mortgage Association, Ginnie Mae).

°

Bonds issued by agencies and instrumentalities of the United States that do not carry the full faith and credit guarantee of the United States Government (such as bonds issued by the Federal Home Loan Mortgage Corporation, Freddie Mac, or the Federal National Mortgage Association, Fannie Mae).

•	Non-U.S. dollar denominated bonds and currencies.

•	Mortgage-related securities (which provide an interest in a pool of home or commercial mortgages).

•	Asset-backed securities (which provide an interest in a pool of assets like trade receivables).

•

High-yield bonds (which are commonly known as “junk bonds,” and which pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal). The Fund may invest up to 15% of its assets in these types of bonds.

•

Derivatives, including interest rate, credit, index and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; and other derivative instruments for risk management purposes and otherwise in pursuit of the funds investment objectives.

•	The Fund currently uses three separate investment strategies.

°	One of the Fund’s three subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds.

°

One of the Fund’s subadvisers invests primarily in U.S. investment-grade corporate bonds and U.S. government bonds and mortgage related securities, but may also invest up to 30% of assets allocated to it in non-U.S. dollar bonds and currencies, and high-yield bonds.

°	One of the Fund’s subadvisers uses an “index” approach, with the objective of matching the performance of the Lehman Brothers Aggregate Bond Index.

Investment Risks.

•	The prices of bonds fluctuate depending upon interest rates.

°	As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

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°	The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

°	In particular, the Fund’s shares will usually decrease in value when interest rates increase.

•	Mortgage-related securities decrease in value when interest rates rise, but may not increase in value as much as other types of bonds when interest rates decline.

°	Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.

•	Foreign bonds may pose greater risks than domestic bonds.

°	Adverse political or economic events in a foreign country could cause the price of a foreign bond to fall.

°

Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

°	Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

•

High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond’s issuer — the company or country that issues the bond — fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond’s value will decrease, possibly to near zero, and the Fund’s net asset value and total return will decline.

°

The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

°	When the economy is performing poorly, more high-yield bonds may default than normal.

°	High-yield bonds may not trade as often as higher quality bonds.

•

The Fund generally engages in active and frequent bond trading. Although transaction costs increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

Temporary Defensive Positions

Each Fund may, at times, adopt a temporary defensive position in which the Fund invests a greater proportion of its assets than normal in cash or high quality bonds. A Fund would adopt such a defensive position in response to adverse market, economic, political, or other conditions, or to enable the Fund to take advantage of buying opportunities. If a Fund adopts a defensive position at an inappropriate time, the Fund’s return may be lower than it otherwise would have been.

Portfolio Holdings Disclosure

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ Statement of Additional Information. See the back cover of this prospectus for information about how to obtain a copy of the Statement of Additional Information.

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Management of the Funds

The Company utilizes a Manager/Subadviser structure for advisory services.

•

MetLife Investment Funds Management LLC (the “Manager”) has ultimate responsibility for all investment advisory services. It supervises the subadvisers, who make the day-to-day investment decisions for the Funds.

•	Each Fund currently has three subadvisers. None of the subadvisers is affiliated with the Manager. The Manager decides how to allocate each Fund’s assets among the Fund’s subadvisers.

•

Each Fund may change subadvisers or change the agreements with its subadvisers. Although we do not currently intend to do so, the Funds may change their current practice of having three subadvisers per Fund. The Fund can make many of these subadviser changes without shareholder approval. For example, the Fund can add subadvisers not affiliated with the Manager without shareholder approval, but the Fund will send you a notice within 90 days of such a change. If shareholder approval is required, the Fund will send you a proxy statement describing the proposed change.

•	Each Fund pays an investment advisory fee to the Manager and to the subadvisers.

The following chart lists each Fund’s current subadvisers, the total investment advisory fees the Fund paid in 2006 as a percentage of the Fund’s average net assets, and the maximum total advisory fees the Fund is permitted to pay, also as a percentage of average net assets.

Fund	Subadvisers	Total Advisory Fees in 2006		Maximum Permissible Advisory Fee
International Stock Fund	AllianceBernstein L.P. Oechsle International Advisors LLC SSgA Funds Management, Inc.	0.73%		0.80%
Small Company Stock Fund	Delaware Management Company OFI Institutional Asset Management, Inc. SSgA Funds Management, Inc.	0.64	%*	1.05%
Large Company Stock Fund	Wellington Management Company, LLP ClearBridge Advisors, LLC SSgA Funds Management, Inc.	0.52%		0.70%
Diversified Bond Fund	Western Asset Management Company Wellington Management Company, LLP SSgA Funds Management, Inc.	0.41	%*	0.60%

*	Advisory fees have been restated to reflect sub-advisory fees in effect as of May 1, 2007. For the fiscal year ended December 31, 2006 actual advisory fees for the Small Company Stock Fund and the Diversified Bond Fund were 0.63% and 0.42%, respectively.

Reports to shareholders contain summaries of the basis for the Board of Directors’ approval of the Funds’ advisory agreements. Each shareholder report includes disclosure regarding any approvals during the six-month period covered by the report. See the back cover of the prospectus for information about how to obtain a copy of the shareholder reports. The Board most recently approved the advisory agreements with the Manager and the subadvisers during the first six months of 2007. Therefore, disclosure relating to the approval of those agreements will be in the shareholder report for the period ended June 30, 2007.

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Information about the Manager and about each of the Subadvisers appears below.

MetLife Investment Funds Management LLC (the “Manager”) serves as the overall investment adviser to the Funds. The Manager is an indirect wholly-owned subsidiary of MetLife, Inc. (“MetLife”). The Manager retains a consultant to assist it in monitoring and evaluating the performance of the subadvisers. The Manager’s address is 400 Atrium Drive, Somerset, NJ 08873-4172.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a subadviser for the International Stock Fund. Its corporate offices are located at 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is an indirect subsidiary of AXA Financial, Inc., a global financial services organization. As of December 31, 2006, AllianceBernstein managed approximately $717 billion of assets. AllianceBernstein’s Global Value Investment Policy Group is primarily responsible for the day-to-day management of the portion of the International Stock Fund managed by AllianceBernstein. The Global Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the portfolio are: Sharon Fay, Kevin Simms, Giulio Martini and Henry D’Auria. Each individual has had responsibility for the International Stock Fund since 2005.

Sharon E. Fay, Executive Vice President and Chief Investment Officer — Global Value Equities, joined AllianceBernstein in 1990 as a research analyst, following the airline, lodging, trucking and retail industries, and has been Executive Vice President and Chief Investment Officer-Global Value Equities of AllianceBernstein since 2003, overseeing all portfolio management and research activities relating to cross-border and non-U.S. value investment portfolios and chairing the Global Value Investment Policy Group. She brings to this role a range of experience in helping establish AllianceBernstein as a global player in value investing, having first successfully launched Canadian Value as the firm’s first single-market service focused outside the U.S. She went on to build the UK Value service, the firm’s first portfolio-management and research team based outside of the U.S. Until January 2006, Ms. Fay was Co-CIO — European and UK Value Equities, a position she assumed with AllianceBernstein. She also serves on AllianceBernstein’s Management Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1997 and 1999, Ms. Fay was CIO —Canadian Value Equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Before joining Bernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University. CFA. Location: London.

Kevin F. Simms, Co-Chief Investment Officer — International Value Equities, Director of Research — Global Value Equities, was named co-CIO — International Value equities in 2003, which he has assumed in addition to his role as director of research — Global and International Value equities, a position he has held since 2000. As research director, he has been instrumental in implementing significant enhancements to AllianceBernstein’s cross-border research process. Between 1998 and 2000, Mr. Simms served as director of research — Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BS-BA from Georgetown University and an MBA from Harvard Business School. Location: New York.

Henry S. D’Auria, Chief Investment Officer — Emerging Markets Value Equities and Co-Chief Investment Officer — International Value Equities, was named co-CIO — International Value equities in 2003, adding to his responsibilities as CIO — Emerging Markets Value equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of AllianceBernstein’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research — Small Cap Value equities

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and director of research — Emerging Markets Value equities. Mr. D’Auria joined the firm in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before coming to AllianceBernstein, Mr. D’Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College. CFA Charterholder. Location: New York.

Giulio Martini, CIO — Currency & Quantitative Strategy, was appointed to head the newly created quantitative strategies team within the value-equities unit in July 2003. The group is responsible for ensuring the most effective use of AllianceBernstein’s quantitative research within the portfolio-management process. He continues to work with international and global value clients and as the lead person shaping currency-management tools and strategies. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on U.S. research since joining AllianceBernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University. Location: New York.

ClearBridge Advisors, LLC (“CBA”) serves as one of the subadvisers for the Large Company Stock Fund. Its corporate offices are at 399 Park Avenue, New York, NY 10022. CBA is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company. As of December 31, 2006, CBA managed more than $112.6 billion of money market and mutual fund assets. The following individuals are responsible for the day-to-day management of the portion of the Large Company Stock Fund managed by CBA:

Evan Bauman, is a Director and Portfolio Manager at CBA. Mr. Bauman joined CBA's predecessor as an analyst in 1996. He has ten years of experience in the management and analysis of U.S. equities. He is also responsible for other offshore and onshore sub-advised and separately managed accounts. Mr. Bauman received his B.S. degree in Mathematics from Duke University. Mr. Bauman has served as a Portfolio Manager for the Fund since November 2006.

Peter Bourbeau, is a Director and Portfolio Manager at CBA. Mr. Bourbeau joined CBA's predecessor as an analyst in 1991. He has over fifteen years of experience in the management and analysis of U.S. equities. He is also responsible for other offshore and onshore sub-advised and separately managed accounts. Mr. Bourbeau received his B.S. degree in Business Administration at the University of Florida and MBA at Fordham University. Mr. Bourbeau has served as a Portfolio Manager for the Fund since November 2006.

Thomas G. Hudson, CFA, is a Director and Portfolio Manager at CBA. Mr. Hudson joined CBA’s predecessor as a portfolio manager in 2000. He has over fourteen years of experience in the management and analysis of U.S. equities. He is a portfolio manager responsible for co-managing the Diversified Large Capitalization Growth Product and is also responsible for managing private client portfolios for high net worth individuals. Prior to joining CBA, Mr. Hudson was Vice President and Portfolio Manager at Morgan Stanley where his responsibilities included managing capital growth and core equity portfolios. He began his career at Neuberger & Berman as a research analyst focusing on mid- and large-capitalization equities. Mr. Hudson received his B.S. degree in Business Administration at Boston University School of Management. He is a Chartered Financial Analyst and is a member of the New York Society of Security Analysts and the CFA Institute. Mr. Hudson has served as a Portfolio Manager for the Fund since August 2002.

Delaware Management Company (“Delaware Investments”), a series of Delaware Management Business Trust, serves as one of the subadvisers for the Small Company Stock Fund. Its principal offices are at 2005

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Market Street, Philadelphia, PA 19103. Delaware Investments and its predecessors have been managing Delaware Investment Funds since 1938. Delaware Investments is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH and Delaware Investments are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln National, with headquarters in Philadelphia, Pennsylvania is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments has more than $161.8 billion in assets under management as of December 31, 2006. Christopher S. Beck has had primary responsibility for making day-to-day investment decisions for the Fund since May 2006. When making investment decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent P. Madden and Kelley A. McKee.

Christopher S. Beck, CFA, Senior Vice President/Senior Portfolio Manager. Mr. Beck, who joined Delaware Investments in 1997, leads the firm’s Small/Mid-Cap Value team. Previously, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Mr. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia.

Michael E. Hughes, CFA, Vice President/Senior Equity Analyst. Mr. Hughes is responsible for the analysis, purchase, and sale recommendations of consumer staples, healthcare, and technology securities for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford. He received a bachelor’s degree in finance from Siena College and an MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst. Mr. Madden is responsible for equity research of consumer services, consumer cyclicals, transportation, and business services stocks for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2004, he was an equity analyst at Gartmore Global Investments, where he specialized in technology and telecommunications. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Mr. Madden holds a bachelor’s degree in economics from DePauw University and an MBA from the University of Chicago.

Kelley A. McKee, CFA, Equity Analyst. Ms. McKee joined Delaware Investments in July 2005 as an equity analyst for the firm’s Small-Cap Value and Mid-Cap Value portfolios, where she assists the portfolio manager with financial modeling and coverage of various sectors. For the three years prior, she participated in Lincoln Financial Group's rotational Professional Development Program. Ms. McKee earned a bachelor's degree in finance from Georgetown University.

Oechsle International Advisors LLC (“Oechsle”) serves as a subadviser to the International Stock Fund. Its corporate offices are located at One International Place, Boston, MA 02110. Oechsle is a Delaware limited liability company. Oechsle was formed and registered as an investment adviser with the SEC in October 1998. As of December 31, 2006, Oechsle managed approximately $15.4 billion in assets. All of Oechsle’s portfolio managers and research analysts work together to develop a broad investment strategy, establish a framework of country allocations, and contribute individual stock ideas. The following individual is responsible for the day-to-day management of the portion of the International Stock Fund managed by Oechsle:

L. Sean Roche is a Managing Principal, CIO, COO and Portfolio Manager/Research Analyst for Oechsle. He is the portfolio manager primarily responsible for overseeing Oechsle’s management of its portion of the International Stock Fund. Mr. Roche has final discretion over the day-to-day management of the Portfolio.

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His research focus is on investments in Europe. He is also responsible for the oversight of the portfolio management investment strategy. Prior to forming Oechsle, Mr. Roche was a Vice President and Portfolio Manager for Putnam International Advisors. Previously, he was associated with Rowe Rudd & Company and James Capel & Company in London, where he worked as a technology analyst. Mr. Roche holds a B.Sc. Econ. (Hons.) from the London School of Economics. He has had responsibility for the International Stock Fund since 2005.

OFI Institutional Asset Management, Inc. (“OFI Institutional”) serves as a subadviser for the Small Company Stock Fund. Its corporate offices are located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. OFI Institutional, founded in 2001, is a wholly-owned subsidiary of OppenheimerFunds, Inc., one of the country’s largest mutual fund investment organizations. OppenheimerFunds, Inc. is owned by Oppenheimer Acquisition Corporation, a holding company that is controlled by Massachusetts Mutual Life Insurance Company, a provider of life insurance, money management and asset accumulation services for individuals and businesses. As of December 31, 2006, OFI Institutional had approximately $10 billion in assets under management, with its parent, OppenheimerFunds, Inc., managing approximately $243 billion in assets. The following individuals are responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by OFI Institutional:

Daniel J. Goldfarb, CFA, Managing Director, is head of the firm's Small Cap Core Growth Team and is responsible for managing the small cap growth strategy. He also serves as an equity analyst for all of the Team strategies. Mr. Goldfarb has over 19 years investment experience. Prior to transferring to OFI Institutional on May 1, 2006, Mr. Goldfarb had worked at our affiliate, Babson Capital Management LLC, since 1995. Previously, he had worked at Drexel Burnham Lambert, Smith Barney and Wilmington Trust. Mr. Goldfarb has covered financial institutions for his entire career plus several additional industries including, telecom (10 years), electric utilities (10 years), and REITs (5 years). He holds a B.A. from Hobart College and an M.B.A. from Vanderbilt University. He is a member of the CFA Institute and Treasurer of the Bank Analyst Association of Boston. He has had responsibility for the Small Company Stock Fund since 2005.

Steven A. Dray, CFA, Managing Director, is a portfolio manager for the firm's Small Cap Core Growth Team and is responsible for managing the small cap growth strategy. Mr. Dray also serves as an analyst for all of the Team strategies. He has over nine years of industry experience. Prior to transferring to OFI Institutional on May 1, 2006, Mr. Dray had worked at our affiliate, Babson Capital Management LLC, since 2001. Previously, Mr. Dray spent five years at Strong Capital Management as an analyst and associate portfolio manager on a team that managed over $9 billion in small cap and mid cap assets. Previously, he worked as an engineer at Lockheed Martin Aeronautics Company. Mr. Dray holds a B.S. in electrical engineering from Tufts University and an M.B.A. from Indiana University. He is a member of the CFA Institute and The Boston Security Analysts Society. He has had responsibility for the Small Company Stock Fund since 2005.

SSgA Funds Management, Inc. (“SSgA FM”) serves as one of the subadvisers to the International Stock Fund, the Small Company Stock Fund, the Large Company Stock Fund, and the Diversified Bond Fund. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2006, SSgA FM managed approximately $122 billion in assets, and SSgA managed approximately $1.7 trillion in assets. The corporate offices of SSgA FM are located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work

15

together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities, including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA FM Investment Committee. Key professionals involved in the day-to-day portfolio management for the Funds include the following:

Large Company Stock Fund and Small Company Stock Fund:

Tom Coleman, lead portfolio manager for Large Company and Small Company Stock Funds, is a Principal at SSgA FM and SSgA and a member of the Global Structured Products investment team. Tom is responsible for the management of several strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poor’s indices. Prior to assuming his current role in April, 2004, Tom was a manager within the International Structured Products Group Operations Team. Tom holds a BS in Finance and Accounting from Boston College, and an MBA from Babson College. He is currently a Level III CFA candidate. Mr. Coleman has served as a Portfolio Manager for the Fund since October 2005.

David Chin, backup portfolio manager for Large Company and Small Company Stock Funds, is a Principal of SSgA FM and SSgA. David joined the firm in 1999 and is a member of the firm's Global Structured Products Team. He is responsible for managing both U.S. and International funds. David holds a BS in Management Information Systems from the University of Massachusetts/Boston and an MBA from the University of Arizona. Mr. Chin has served as a Portfolio Manager for the Fund since December 2004.

Diversified Bond Fund:

Elya Schwartzman, lead portfolio manager for the Diversified Bond Fund, is a Principal of SSgA and SSgA FM. He joined the firm in 1999 and is a portfolio manager in the SSgA North America Fixed Income Group. He has been working in the Fixed Income field since 1996. Elya holds a Bachelors Degree in Economics from Trinity College (CT) and an MBA from the Sloan School of Management at MIT, specializing in quantitative finance. Mr. Schwartzman has served as a Portfolio Manager for the Fund since April 2006.

Michael J. Brunell, backup portfolio manager for the Diversified Bond Fund, is a Principal of SSgA FM and SSgA and is a member of the Passive Fixed Income portfolio management group. Previously, Mike was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997. Mike received a Bachelor of Science degree in Business Administration from Saint Michael's College and an MSF from Boston College in May of 2004. He is also a CFA Level II candidate. Mr. Brunell has served as a Portfolio Manager for the Fund since January 2004.

International Stock Fund:

Paul Moghtader, CFA, lead portfolio manager for the International Stock Fund, is a Senior Portfolio Manager of SSgA FM and SSgA and Head of Non-U.S. Developed Market Equities. He is currently in the Boston office after several years of portfolio management responsibilities in SSgA's Paris and London offices. Paul holds an MBA from the JL Kellogg Graduate School of Management at Northwestern University and a BA in Economics from Macalester College. He also earned the Chartered Financial Analyst designation. Mr. Moghtader has served as a Portfolio Manager for the Fund since March 2005.

Craig Scholl, CFA, backup portfolio manager for the International Stock Fund, is a Principal of SSgA FM and SSgA and a Senior Portfolio Manager in the Global Active Equity group. Craig received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He has earned the

16

Chartered Financial Analyst Designation and is a member of CFA Institute and the Boston Security Analysts Society. He is a former board member of the San Francisco Society of Security Analysts, Pensions West, and the National Association of State Investment Professionals. Mr. Scholl has served as a Portfolio Manager for the Fund since March 2005.

Wellington Management Company, LLP (“Wellington Management”) serves as one of the subadvisers for the Large Company Stock Fund and as one of the subadvisers for the Diversified Bond Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Large Company Stock Fund:

Cheryl M. Duckworth, CFA, coordinates a team of global industry analysts that manage the portion of the Large Company Stock Fund subadvised by Wellington Management. Ms. Duckworth has served as the coordinator for the portfolio since 2003 and for other clients of the firm for at least the past five years. Ms. Duckworth, a Senior Vice President and Director of Research Portfolios of Wellington Management, joined the firm as an investment professional in 1994.

Diversified Bond Fund:

Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Fund since May 2006 and for other clients of the firm for at least the past five years.

Campe Goodman, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Fund since May 2006 and for other clients of the firm for at least the past five years.

Christopher A. Jones, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Fund since February 2007 and for other clients of the firm for at least the past five years.

Michael F. Garrett, a Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgages portion of the Fund since May 2006 and for other clients of the firm for at least the past five years.

Western Asset Management Company (“Western”) serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 385 East Colorado Boulevard, Pasadena, CA 91101. Western serves as an investment adviser to a variety of institutional investors, including mutual funds. As of December 31, 2006, Western managed more than $574.62 billion of assets. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Carl L. Eichstaedt, Mark Lindbloom and Edward A. Moody manages the Fund’s assets.

S. Kenneth Leech is Western’s Chief Investment Officer. He serves as a co-team leader responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of

17

the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. He has been employed by Western in his current position for the past five years and has had responsibility for the day-to-day management of the portion of the Diversified Bond Fund managed by Western since the Fund’s inception in 1993.

Stephen A. Walsh is Western’s Deputy Chief Investment Officer. He serves as a co-team leader responsible for the day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. He has been employed by Western in his current position for the past five years and has had responsibility for the day-to-day management of the portion of the Diversified Bond Fund managed by Western since the Fund’s inception in 1993.

Carl L. Eichstaedt, CFA, has been a portfolio manager for Western Asset Management Company since 1994. He has responsibility for portfolio structure, including sector allocation, duration weighting and term structure decisions. Prior to this, he was a portfolio manager at Harris Investment Management, Pacific Investment Management Company, the Director of Fixed Income at Security Pacific Investment Managers and Vice President Fixed Income at Chemical Securities Inc. Mr. Eichstaedt has served as a Portfolio Manager for the Fund since June 2006.

Mark Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986. Mr. Lindbloom has served as a Portfolio Manager for the fund since December 2005.

Edward A. Moody has been a portfolio manager for Western Asset Management Company since 1985. He has responsibility for portfolio structure, including sector allocation, duration weighting and term structure decisions. Prior to this, he was a portfolio manager at National Bank of Detroit. Mr. Moody has served as a Portfolio Manager for the Fund since June 2006.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Messrs. Eichstaedt, Lindbloom and Moody are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

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Expected Asset Withdrawals and Liquidation of Funds

The Funds are available only as investment options under: (1) MetLife variable annuity contracts and variable life insurance contracts (“variable contracts”); and (2) MetLife mutual fund retirement plan platforms. Some variable contract owners and plan participants invest in the Funds in connection with a separate investment advisory program offered by MetLife, called the CHART Program.

MetLife has informed the Board of Directors of the Funds (“Board”) that, for various business reasons, MetLife intends to:

➢	discontinue the CHART Program;

➢

take steps, in its capacity as adviser to the CHART Program, to transfer the account value of variable contract owners who are clients of the CHART Program from the Funds to other mutual funds offered in their variable contracts, on or about November 9, 2007;

➢

with respect to Fund assets attributable to variable contract owners who are not clients of the CHART Program, seek approval from the U.S. Securities and Exchange Commission (“SEC”) and other applicable regulators to substitute different mutual funds as replacements for the Funds, on or about November 9, 2007; and

➢

with respect to plans that have invested in the Funds directly (and not through a variable contract), work with plan sponsors to identify replacements for the CHART Program and/or the Funds, beginning in the first quarter of 2007.

MetLife has advised the Board that it expects these actions will result in the withdrawal of a significant portion of the Funds’ assets during 2007 and in a recommendation by the Manager to liquidate the Funds on November 9, 2007 or as soon thereafter as practicable. MetLife will provide notifications to its variable contract owners and customers in connection with the foregoing actions. These actions may be taken by MetLife without Board or shareholder approval.

MetLife expects that approximately one-third of the Funds’ assets may be redeemed during the second and third quarters of 2007 and that most if not all of the Funds’ assets will be redeemed during the fourth quarter of 2007. Variable contract owners and plan participants, of course, may withdraw their investments from the Funds at any time in advance of the planned actions by MetLife, which could result in more rapid reductions in Fund assets.

The anticipated asset reductions could adversely affect each Fund’s performance. For example, significant redemptions and substantially reduced asset levels may place additional burdens on a Fund’s portfolio managers as they seek to achieve the Fund’s investment objective while maintaining an adequately diversified portfolio. A Fund will incur transaction costs, such as brokerage commissions, when selling portfolio securities to meet redemptions. These transaction costs may adversely affect performance. To meet anticipated redemptions, a Fund’s portfolio manager may choose to maintain a greater than normal level of short-term investments, including cash and cash equivalents, which could limit the Fund’s ability to pursue or participate in potential price appreciation of the Fund’s primary investments. MetLife plans to communicate any significant expected redemptions to the Funds’ portfolio managers to facilitate the Funds’ portfolio management efforts.

The anticipated asset reductions generally can be expected to result in an increase in each Fund’s expense ratios. Therefore, in anticipation of these redemptions, effective March 6, 2007, MetLife has voluntarily agreed to limit expenses of the Funds so that the overall expense ratio for each Fund (on an annualized basis) will not

19

exceed a limit set at 0.10% greater than the overall expense ratio for that Fund for the year ended December 31, 2006. In particular, the expense limitations (as an annual percentage of average daily net assets) are as follows:

Fund	R Shares
International Stock Fund	1.38%
Large Company Stock Fund	1.08%
Small Company Stock Fund	1.22%
Diversified Bond Fund	0.96%

MetLife has voluntarily agreed to maintain this expense limitation until at least November 9, 2007. However, MetLife may withdraw or modify this expense limitation after November 9, 2007.

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Pricing, Purchase, and Redemption of Shares

Pricing and Valuation of Shares

We compute the net asset value of the shares of each Fund once each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the closing of regular trading on the NYSE, which is generally 4:00 p.m. New York City time. Because certain Funds hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Funds do not price their shares), the value of such Funds’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Fund is calculated by dividing the Fund’s net assets by its number of outstanding shares.

For each Fund, fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. Other portfolio securities of each Fund normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

The Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before a Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, a Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Board of Directors has delegated day-to-day responsibility for valuing the Funds’ assets to its Valuation Committee, which values such assets as described above and operates under procedures approved by the Board.

Purchase and Redemption of Shares

You may invest in the Funds only through certain qualified retirement plans, including arrangements and plans under section 403(b) or 457(b) of the Internal Revenue Code (“retirement plans”). Therefore, the Funds sell their shares only to trusts related to retirement plans.

You should ask your employer, plan administrator, or plan recordkeeper for information about procedures for investment directions under your retirement plan.

We sell shares of a Fund at the share price first set after receipt of the purchase order. Currently, a purchase order is deemed received by the Fund when received by the retirement plan’s recordkeeper. The Funds charge no sales charge on the purchase of shares.

The Funds redeem shares for money, within seven days of receipt of proper notice of redemption or sooner if required by law. We redeem the shares at the first price after receipt of a proper request for redemption. The Funds do not charge any redemption charge. We may suspend the right to redeem shares or to receive payment if: the SEC tells us that trading on the NYSE is restricted; the NYSE is closed (other than customary weekend

21

and holiday closings); the SEC tells us that an emergency exists, so that we cannot readily sell a Fund’s securities or compute a Fund’s net asset value; or the SEC orders the suspension to protect shareholders of a Fund. The Funds’ redemption rules apply to a Fund’s payment to the retirement plan trust; your retirement plan has further provisions concerning how a redemption is credited under your retirement plan and when you receive a plan distribution.

The Funds have a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts in any Fund that could disrupt orderly management of the Funds’ investment portfolio (“disruptive trading”). The Funds are not designed to provide investors with the means of speculating on short-term market movements. Disruptive trading by investors may, under some circumstances, require a Fund to invest more than otherwise appropriate amounts of assets in money-market instruments, cause a Fund prematurely to liquidate certain investments at unfavorable prices, negatively affect the Funds’ performance, and increase transaction costs for all investors. Also, attempts to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Funds and the reflection of that change in Funds’ share prices may dilute the value of the investments held by long-term investors. Funds, such as the International Stock Fund, that invest primarily in foreign securities may be more susceptible to disruptive trading because time zone differences among international stock markets can allow an investor to engage in short-term trading to exploit share prices that may be based on closing prices of foreign securities established sometime before the Fund calculates its own share price. Funds, such as the Small Company Stock Fund, that invest primarily in small or mid-sized companies may be more susceptible to disruptive trading because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies.

Because insurance companies and recordkeepers maintain the participant or individual investor records and submit to the Funds only aggregate orders combining the transactions of many such investors, the Funds by themselves generally cannot monitor trading by particular investors. Instead, the Funds implement their policy of deterring disruptive trading by reviewing the procedures used by the insurance companies and recordkeepers to identify and deter disruptive trading. The Funds also receive periodic reports from the insurance companies and the recordkeepers regarding the implementation of those entities’ procedures. Because actions taken to deter disruptive trading may vary, the trading procedures in place may vary depending on the insurance company or recordkeeper for your retirement plan or variable contract. Please see the prospectus for your variable contract or contact your plan recordkeeper for information about the trading procedures applicable to you. In addition, the Funds monitor the aggregate cash flows received from insurance companies and recordkeepers in an effort to identify any unusual aggregate flows that may indicate disruptive trading activity. The Funds also employ fair value pricing procedures to deter disruptive trading.

Although the Funds will endeavor to ensure that each insurance company or recordkeeper has policies and procedures to identify and deter disruptive trading, the Funds cannot guarantee the success of such procedures. Therefore, it is possible that some Fund investors may be able to engage in frequent trading, and, if they do, the other Fund investors would bear any harm caused by that frequent trading.

The Funds reserve the right to refuse to sell shares to a separate account or retirement plan if such sales are not in the Funds’ best interests. For example, a Fund may reject all or part of a purchase order from a separate account or retirement plan when the order (or a portion of it) might be due to disruptive trading or might be an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Funds and the reflection of that change in Funds’ share prices.

Distributions

Each Fund distributes substantially all of its net investment income, if any, and all of its net realized capital gains from selling securities. These distributions are automatically reinvested in additional shares of the Fund.

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Other Information

Classes of Shares

Each Fund currently offers two classes of shares, one of which, the R Shares, is offered by this prospectus. R Shares are offered only in connection with investments under certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code) that require a fee from Fund assets to procure distribution and administration services to plan participants. The other class, I Shares, is available only in connection with investments under variable annuity contracts, variable life insurance contracts, and certain qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code).

Administrative Services Fee

The Manager receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Shares. The Manager expects to use all or a significant portion of this fee to compensate retirement plan service providers for providing these services to plan participants.

Distribution Fee

Under a distribution and service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Shares may pay MetLife Securities, Inc., the Funds’ distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Funds. Under the terms of the plan, the Funds are authorized to make payments to MetLife Securities, Inc. for remittance to retirement plan service providers, brokers and other financial intermediaries, as compensation for distribution and shareholder services performed by such entities. Because 12b-1 fees are paid out of the Shares assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Federal Income Taxes

The tax laws and regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. In many cases, qualified retirement plans enjoy a tax-advantaged status, so that participants in such a plan will not be taxed on their interests in the plan until they receive a distribution or payment from it. If you participate in a qualified retirement plan that invests in the Funds, you should consult a qualified tax adviser to learn about your specific tax situation.

Monitoring for Possible Conflict

The Funds sell shares to fund variable annuity contracts, to fund variable life insurance contracts, and to qualified retirement plans. It is possible that the interests of variable life insurance policy owners, variable annuity contract owners, and participants in qualified retirement plans could conflict in a material way. The Funds will monitor the situation and, in the event that a material conflict did develop, would determine what action to take in response.

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Financial Highlights

The financial highlights table is meant to help you understand the Funds’ financial performance since the R Shares commenced operations on October 1, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Deloitte & Touche, LLP independent registered public accounting firm has audited this information, and its report, along with the Funds’ financial statements, appear in the Annual Report, which we will send you on request. To learn how to obtain the Annual Report and other information about the Funds, see the back cover.

	International Stock Fund — R Shares
	Year ended December 31,				For the period October 1, 2002 (commencement of operations) to December 31, 2002*
	2006	2005	2004*	2003*
NET ASSET VALUE
Beginning of period	$15.25	$13.49	$11.92	$9.27	$8.67

OPERATIONS
Net investment income (loss)(1)	0.25 †	0.17 †	0.11 †	0.01 †	(0.01)
Net realized and unrealized gain on investments	3.69	1.73	1.59	2.71	0.61

Total from investment operations	3.94	1.90	1.70	2.72	0.60

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.29)	(0.14)	(0.13)	(0.07)	—
Distributions from net realized gains on investments	—	—	—	—	—

Total distributions	(0.29)	(0.14)	(0.13)	(0.07)	—

NET ASSET VALUE
End of period	$18.90	$15.25	$13.49	$11.92	$9.27

TOTAL RETURN(2)	26.05%	14.26%	14.47%	29.49%	6.92%

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$38,644	$25,195	$12,545	$3,793	$2
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements)	1.28%	1.25%	1.24%	1.24%	1.25	%(3)
After repayments/reimbursements and before directed brokerage arrangements	1.28%	1.25%	1.24%	1.24%	1.25	%(3)
After repayments/reimbursements and directed brokerage arrangements	1.28%	1.25%	1.23%	1.24%	1.25	%(3)
Ratios of net investment income (loss) to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	1.45%	1.23%	0.93%	0.20%	(0.51	)%(3)
After repayments/reimbursements and directed brokerage arrangements	1.45%	1.23%	0.94%	0.20%	(0.51	)%(3)
Portfolio turnover rate	35.46%	93.04%	48.47%	48.31%	54.15	%(4)

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3)	Annualized
(4)	Represents portfolio turnover for the fund for the entire year.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

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	Small Company Stock Fund — R Shares
	Year ended December 31,						For the period October 1, 2002 (commencement of operations) to December 31, 2002*
	2006		2005	2004*	2003*
NET ASSET VALUE
Beginning of period	$14.21		$13.89	$12.12	$8.50		$8.19

OPERATIONS
Net investment income (loss)(1)	—	†(5)	(0.02)†	(0.01)†	(0.01	)†	0.01
Net realized and unrealized gain on investments	1.72		0.95	1.78	3.63		0.30

Total from investment operations	1.72		0.93	1.77	3.62		0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—		—	—	(0.00	)(5)	—
Distributions from net realized gains on investments	(1.76)		(0.61)	—	—		—

Total distributions	(1.76)		(0.61)	—	(0.00)		—

NET ASSET VALUE
End of period	$14.17		$14.21	$13.89	$12.12		$8.50

TOTAL RETURN(2)	13.07%		6.81%	14.60%	42.64%		3.79%

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$22,920		$16,785	$9,593	$2,916		$1
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	1.12%		1.14%	1.09%	1.14%		1.11	%(3)
After repayments/reimbursements and before directed brokerage arrangements	1.12%		1.14%	1.09%	1.14%		1.11	%(3)
After repayments/reimbursements and directed brokerage arrangements	1.12%		1.13%	1.09%	1.14%		1.11	%(3)
Ratios of net investment income (loss) to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.01%		(0.11)%	(0.10)%	(0.10)%		0.20	%(3)
After repayments/reimbursements and directed brokerage arrangements	0.01%		(0.11)%	(0.10)%	(0.10)%		0.20	%(3)
Portfolio turnover rate	70.29%		69.79%	54.17%	83.46%		52.35	%(4)

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of period, all dividends and distributions are reinvested and redemptions on the last day of the period. Total return is not annualized for periods of less than one year.
(3)	Annualized
(4)	Represents portfolio turnover for the fund for the entire year.
(5)	Amount is less than $.005 per share.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

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	Large Company Stock Fund — R Shares
	Year ended December 31,				For the period October 1, 2002 (commencement of operations) to December 31, 2002*
	2006	2005	2004*	2003*
NET ASSET VALUE
Beginning of period	$12.23	$11.60	$10.64	$8.38	$7.76

OPERATIONS
Net investment income(1)	0.10 †	0.08 †	0.12 †	0.04 †	0.01
Net unrealized and unrealized gain on investments	1.39	0.65	0.90	2.28	0.61

	1.49	0.73	1.02	2.32	0.62

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(0.10)	(0.10)	(0.06)	(0.06)	—
Distributions from net realized gains on investments	—	—	—	—	—

Total distributions	(0.10)	(0.10)	(0.06)	(0.06)	—

NET ASSET VALUE
End of period	$13.62	$12.23	$11.60	$10.64	$8.38

TOTAL RETURN(2)	12.21%	6.22%	9.64%	27.71%	7.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$51,123	$36,880	$21,259	$6,516	$2
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.98%	0.99%	0.99%	0.98%	1.05	%(3)
After repayments/reimbursements and before directed brokerage arrangements	0.98%	0.99%	0.99%	0.98%	1.05	%(3)
After repayments/reimbursements and directed brokerage arrangements	0.96%	0.99%	0.97%	0.96%	1.05	%(3)
Ratios of net investment income to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.80%	0.68%	1.08%	0.72%	0.59	%(3)
After repayments/reimbursements and directed brokerage arrangements	0.82%	0.69%	1.10%	0.74%	0.59	%(3)
Portfolio turnover rate	34.44%	35.20%	37.75%	26.89%	60.04	%(4)

(1)	Net of expense reimbursements, repayments and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3)	Annualized
(4)	Represents portfolio turnover for the fund for the entire year.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

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	Diversified Bond Fund — R Shares
	Year ended December 31,				For the period October 1, 2002 (commencement of operations) to December 31, 2002*
	2006	2005	2004*	2003*
NET ASSET VALUE
Beginning of period	$11.63	$11.79	$11.65	$11.55	$11.32

OPERATIONS
Net investment income(1)	0.51 †	0.46 †	0.41 †	0.23 †	0.11	†
Net realized and unrealized gain (loss) on investments	(0.05)	(0.26)	0.09	0.36	0.12

Total from investment operations	0.46	0.20	0.50	0.59	0.23

DISTRIBUTIONS
Dividends from net investment income	(0.46)	(0.36)	(0.36)	(0.49)	—
Distributions from net realized gains on investments	—	—	—	—	—

Total distributions	(0.46)	(0.36)	(0.36)	(0.49)	—

NET ASSET VALUE
End of period	$11.63	$11.63	$11.79	$11.65	$11.55

TOTAL RETURN(2)	4.00%	1.59%	4.30%	5.24%	2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$62,818	$48,376	$28,343	$7,898	$2
Ratios of expenses to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	0.86%	0.89%	0.89%	0.90%	0.91	%(3)
After repayments/reimbursements and before directed brokerage arrangements	0.86%	0.89%	0.89%	0.90%	0.91	%(3)
After repayments/reimbursements and directed brokerage arrangements	0.86%	0.89%	0.89%	0.90%	0.91	%(3)
Ratios of net investment income to average net assets:
Before repayments/reimbursements and directed brokerage arrangements	4.40%	3.92%	3.50%	3.54%	3.94	%(3)
After repayments/reimbursements and directed brokerage arrangements	4.40%	3.92%	3.50%	3.54%	3.94	%(3)
Portfolio turnover rate	161.91%	177.27%	125.02%	197.49%	211.37	%(4)

(1)	Net of expense reimbursements, repayment and directed brokerage arrangements.
(2)	Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns are not annualized for periods of less than one year.
(3)	Annualized
(4)	Represents portfolio turnover for the fund for the entire year.
†	Calculated using the average share method.
*	Audited by other Independent Registered Public Accounting Firm.

27

Where to Obtain Additional Information

You can obtain additional information about MetLife Investment Funds, Inc. free upon request, including the following:

The Annual Report to Shareholders and Semi-Annual Report to Shareholders describe the Funds’ performance and list what securities each Fund held during the last year or half year. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the last year.

The Statement of Additional Information contains additional information about MetLife Investment Funds, Inc. and about the Funds’ investment strategies and policies. This prospectus incorporates the Statement of Additional Information by reference, which means that the Statement of Additional Information is legally considered a part of the prospectus.

To obtain these documents, or for other inquiries about MetLife Investment Funds, Inc.:

•	Call 1-800-242-7884.

•	Write to MetLife Investment Funds, Inc., 400 Atrium Drive, Somerset, NJ 08873-4172.

To request other information about MetLife Investment Funds, Inc., or to make shareholder inquiries, please contact the Funds at the same address and phone number.

In addition, you may obtain access to text-only versions of these documents through the Securities and Exchange Commission:

•	You may visit the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information.

•	You may visit the Securities and Exchange Commission’s Internet site at http://www.sec.gov.

•	You may also obtain copies of these documents, upon payment of a duplication fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

MetLife Investment Funds, Inc.

MetLife Investment Funds, Inc., SEC File No. 811-07450

METLIFE INVESTMENT FUNDS, INC.

I Shares

R Shares

METLIFE INVESTMENT LARGE COMPANY STOCK FUND

METLIFE INVESTMENT SMALL COMPANY STOCK FUND

METLIFE INVESTMENT INTERNATIONAL STOCK FUND

METLIFE INVESTMENT DIVERSIFIED BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

MetLife Investment Funds, Inc. is a diversified open-end management investment company that is currently made up of four different “series” or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund. The Funds have two classes of shares, I Shares and R Shares. The I Shares are available only through certain variable annuity contracts, variable life insurance contracts, and qualified retirement plans (including arrangements under Section 403(b) of the Internal Revenue Code). The R Shares are only available through certain qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

This statement of additional information is not a prospectus. You should read it in conjunction with the MetLife Investment Funds, Inc. prospectus dated May 1, 2007 for the applicable class, I Shares or R Shares. You may obtain the prospectus without charge by writing to MetLife Investment Funds, Inc., 400 Atrium Drive, Somerset, NJ 08873-4172, or by calling 1-800-242-7884. This statement of additional information incorporates portions of the accompanying Annual Report.

MetLife Investment Funds, Inc.

400 Atrium Drive

Somerset, NJ 08873-4172

Telephone: (800) 242-7884

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, their strategies for achieving those objectives, and the associated risks are described in the prospectus. This section supplements that description.

Equity Securities

Preferred Stocks, Convertible Securities, and Warrants

Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company’s earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, each Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).

Depository Receipts

Each Fund may invest in foreign equity securities. In some cases, the Funds might not purchase securities on the principal market. For example, the Funds may purchase American Depository Receipts (“ADRs”). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment described in the prospectus, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Funds may likewise utilize European Depository Receipts (“EDRs”), which are similar instruments, in bearer form, designed for use in the European securities markets. The Funds may also utilize Global Depositary Receipts (“GDRs”) or Global Depositary Shares (“GDSs”), which are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, and GDRs/GDSs are designed for trading in non-U.S. securities markets

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Investment in Other Companies

Each Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). If a Fund acquires shares in other investment companies, investors in the Fund would bear both their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies in which the Fund invests. Each Fund intends to invest in other investment companies, as permitted under the Investment Company Act of 1940, as amended, and the rules thereunder.

Debt Securities

Mortgage-Related Securities

The Diversified Bond Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). These securities represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities’ value or yield, which like other fixed-income securities, are likely to fluctuate inversely with fluctuations in interest rates. Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

The Fund may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer’s obligation may vary but often it is to “pass-through” the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

The Fund may invest in collateralized mortgage obligations (“CMOs”). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.

The Fund may utilize mortgage roll transactions. In a mortgage roll transaction, the Fund sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Fund loses the right to receive interest and principal payments on the security it sold, but it benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the portfolio manager’s ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period it agrees to the forward purchase of the mortgage securities in the settlement date, the securities decline in value due to market conditions or prepayments on the underlying mortgages.

Asset-Backed Securities

The Diversified Bond Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Loan Participations and Assignments

The Diversified Bond Fund may invest in fixed and floating rate loans, which investments generally will be in the form of loan participations or loan assignments. Participations and assignments involve special types of risks, including credit risks, interest rate risks, liquidity risks, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower. For purposes of the Funds investment policies and restrictions, loan participations and assignments will be treated as fixed income securities and thus will count toward the Fund’s policy of investing at least 80% of its investable assets in certain fixed income securities. In addition, if a loan participation or assignment is rated less than investment grade, or determined by the Portfolio Manager to be of such a quality, it will be included in considering the Fund’s percentage limit on investments in high-yield bonds.

Additional Types of High-Yield Debt Securities

In furtherance of its investment objectives, the Diversified Bond Fund may invest in the following specialized types of high-yield instruments. The Fund may invest up to 15% of its assets in high-yield debt securities, which may include those described below.

Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds’ cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

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Statement of Additional Information

Pay-in-kind Bonds. Pay-in-kind (“PIK”) bonds pay interest either in cash or in additional securities at the issuer’s option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash.

Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

Increasing Rate Notes. Increasing rate notes (“IRNs”) have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

Options

Each Fund may write (i.e., sell) options under certain limitations described below. In general, (1) any Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”); (2) any Fund other than the Small Company Stock and the Large Company Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained below. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to

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Statement of Additional Information

minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (i.e., purchase price of the option).

Options on Equity Securities

The Funds may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is “covered” if: (1) the Fund owns the security underlying the option; or (2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration for which cash or liquid securities is held in a segregated account) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities.

A Fund will write put options on stocks only if they are covered, and such options must remain

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Statement of Additional Information

covered so long as the Fund is obligated as a writer. A put option is “covered” if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price; or (2) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase “protective puts,” i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an option wishes to terminate the obligation, he or she may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a “closing sale transaction,” i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

A Fund’s use of options on equity securities is subject to certain special risks, in addition to the

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

risk that the market value of the security will move adversely to the Fund’s option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Options on Stock Indices

The Funds may purchase and sell (i.e., write) put and call options on stock indices traded on

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the “multiplier”). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or pledge to a broker as collateral for the option, cash or other liquid securities with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If at the close of business on any day the market value of such cash or liquid securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or liquid securities equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate or pledge to the broker as collateral cash or liquid securities equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund’s obligation to segregate additional amounts in the event that the market value of the segregated cash or liquid securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser’s opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in a Fund’s equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the

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index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund’s equity securities. It is also possible that the index may rise when the Fund’s securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund’s securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Options on Debt Securities

The International Stock and the Diversified Bond Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on

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Statement of Additional Information

national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York (“OTC options”). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered “cover” for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund’s broker cash or liquid securities equivalent to the amount, if any, by which the put is in-the-money. Each Fund’s use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund’s net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

A Fund may purchase “protective puts” in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in Options on Equity Securities.

A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

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Statement of Additional Information

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

As explained in Illiquid Securities, no Fund may invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds’ purchase and sale of exchange-traded options on debt securities will be subject to the risks described in Options on Equity Securities.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Options on Foreign Currencies

The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade to hedge against unfavorable changes in exchange rates and to facilitate transactions involving foreign securities and in the case of the Diversified Bond Fund, as an investment. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund’s securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund’s securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A Fund’s successful use of currency exchange options on foreign currencies depends upon the subadviser’s ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund’s securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund’s net income would be less than if the Fund had not hedged since there are costs associated with options.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund’s ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Futures Contracts

Each Fund may enter into futures contracts and options thereon under certain limitations described below. In general, (1) any Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) the International Stock and Diversified Bond Funds may buy and sell futures contracts on fixed and floating rate income securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting their exposure to the market, or in the case of the Diversified Bond Fund as an investment. Each Fund limits its use of futures contracts and options thereon so that no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund’s total assets may be represented by such contracts and options (other than futures contracts and options thereon relating to money market instruments, such as Eurodollar futures and related options). These contracts and options entail certain risks, including (but not limited to) the following: (1) no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund’s total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Stock Index Futures Contracts

To the extent permitted by applicable regulations, the Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the “initial margin.” Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as “marking to the market.”

A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund’s equity securities.

A Fund’s successful use of stock index futures contracts depends upon the subadviser’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund’s securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission (“CFTC”), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Interest Rate Futures Contracts

To the extent permitted by applicable regulations, the International Stock and Diversified Bond Funds may buy and sell for hedging purposes, or in the case of the Diversified Bond Fund as an investment, futures contracts on fixed and floating rate income securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on fixed and floating rate income securities and interest rate indices are referred to collectively as “interest rate futures contracts.” The Funds will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns, or in the case of the Diversified Bond Fund as an investment. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire, or in the case of the Diversified Bond Fund as an investment. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its fixed-income portfolio or otherwise in pursuit of its investment objective.

A Fund’s successful use of interest rate futures contracts depends upon the subadviser’s ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in Stock Index Futures Contracts.

Foreign Currency Futures Contracts

To the extent permitted by applicable regulations, a Fund may buy and sell futures contracts on

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

foreign currencies or groups of foreign currencies. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See Stock Index Futures Contracts for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases or in the case of the Diversified Bond Fund as an investment. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in portfolio management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund’s successful use of foreign currency futures contracts depends upon the subadviser’s ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under Options on Foreign Currencies and Stock Index Futures Contracts.

Options on Futures Contracts

The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

Forward Foreign Currency Exchange Contracts

To facilitate the purchase and sale of foreign securities and in the case of the Diversified Bond Fund as an investment, and to manage foreign exchange risk, each of the Funds may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will be accurately predicted, thus adversely affecting the Fund’s total return.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. In the case of the Diversified Bond Fund, the fund may invest in forward foreign currency exchange contracts for investment purposes. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

made or received. The Funds, with exception to the Diversified Bond Fund, will use forward foreign currency exchange contracts strictly for hedging purposes and to facilitate the purchase and sale of foreign securities.

Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund, with the exception of the Diversified Bond Fund which uses foreign forward contracts for investment purposes, will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund will place cash or liquid, high-grade equity or debt securities into a segregated account in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds’ dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Swap Agreements

A Fund may enter into swap agreements, including credit, total return equity, interest rate, index and currency rate swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the returns on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap’s market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

Illiquid Securities

No Fund may invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those that are subject to legal or contractual restrictions of resale or for which no readily available market exists. Restricted securities that have not been registered but may be sold and resold to institutional investors are not considered illiquid for purposes of this restriction, provided that there is dealer or institutional trading markets in such securities.

Short Sales Against the Box

The Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a “short sale against the box”); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.

When-Issued and Delayed Delivery Securities

The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., when delivery and payment take place later than the normal settlement period after the date of the

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund’s net assets would be so committed.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

Temporary Defensive Positions

As discussed in the prospectus, each Fund may, at times, adopt a temporary defensive position. In such instances, the Fund may invest a greater proportion of its assets than normal in money market instruments, which are described below, and in investment-grade short-term debt instruments.

Money Market Instruments

Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody’s (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund’s ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date,

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

which reflect a rate of interest paid for the use of the money for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund’s securities. The Fund will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund’s commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund’s total assets.

Ratings of Debt Securities

Investment-grade bonds are debt securities that have been rated investment grade by a nationally recognized statistical rating organization (“NRSRO”), e.g., corporate debt rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”) or at least BBB by Standard & Poor’s Corporation (“S&P”) at the time of purchase. Investment-grade bonds also include unrated debt securities that a Fund’s subadviser determines to be of comparable quality. High-yield debt (also know as “junk bonds”) are, in contrast, generally rated below investment grade by NRSROs — for example, ratings of Ba or lower by Moody’s or of BB or lower by S&P. High-yield debt also includes unrated debt securities that a Fund’s subadvisers determines to be of comparable quality.

A description of Moody’s and S&P’s ratings follows.

Moody’s Investors Service, Inc.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A - Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.

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Baa - Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Corporation

A Standard & Poor’s Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

METLIFE INVESTMENT FUNDS, INC.

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•	Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

To provide more detailed indications of credit quality, ratings from “AA” to “A” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

METLIFE INVESTMENT FUNDS, INC.

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CCC - Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

METLIFE INVESTMENT FUNDS, INC.

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Ratings of Commercial Paper

Moody’s Investors Service, Inc.

Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Corporation

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

INVESTMENT RESTRICTIONS

Certain investment restrictions are fundamental to the operations of MetLife Investment Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

As a result of these restrictions, none of the Funds will:

1.	Buy or sell real estate, although the Funds may buy and sell securities that are secured by real estate, securities of real estate investment trusts and of other issuers that engage in real estate operations, mortgage-backed securities, mortgage participations, or other instruments supported or secured by interests in real estate.

2.	Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

3.	Borrow money, except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Reverse repurchase agreements are not considered borrowing for purposes of this restriction.

4.	Issue senior securities, except as permitted under the Investment Company Act of 1940 and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Collateral arrangements entered into by a Fund with respect to futures contracts or options and the writing of options are not deemed to be the issuance of a senior security.

5.	Lend money, except (a) that loans of up to 10% of the value of each Fund may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock; and (b) each Fund may lend money to another Fund or other affiliated investment

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Statement of Additional Information

company as permitted under the Investment Company Act of 1940 and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be ‘loans’ for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.

6.	Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 5 above.

7.	Purchase securities of a company in any industry if, as a result of the purchase, a Fund’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

The following restrictions are non-fundamental investment policies, which means that the Board of Directors may change them without shareholder approval:

No Fund will acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

No Fund will make a short sale of securities or maintain a short position, except that the a Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.

The Board of Directors has adopted the following non-fundamental investment policies: (1) the International Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock (or similar equity-related investments); (2) the Small Company Stock Fund will

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

invest, under normal circumstances, at least 80% of the value of its assets in stock of small companies (or similar equity-related investments); (3) the Large Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock of large companies (or similar equity-related investments); and (4) the Diversified Bond Fund will invest, under normal circumstances, at least 80% of the value of its assets in bonds and other fixed income instruments. The Board of Directors may change these policies without shareholder approval, but, if it does, it will provide notice to shareholders of the affected Fund(s) at least 60 days prior to any change in accordance with applicable SEC requirements.

MANAGEMENT OF THE FUNDS

The Company

MetLife Investment Funds, Inc., formerly CitiStreet Funds, Inc. (the “Company”), was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end diversified management investment company, commonly known as a “mutual fund.” It is currently made up of four different “series” or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues two separate classes of capital stock. Thus, the Company issues the following classes of capital stock: (1) MetLife Investment Large Company Stock Fund I Shares; (2) MetLife Investment Small Company Stock Fund I Shares; (3) MetLife Investment International Stock Fund I Shares; (4) MetLife Investment Diversified Bond Fund I Shares; (5) MetLife Investment Large Company Stock Fund R Shares; (6) MetLife Investment Small Company Stock Fund R Shares; (7) MetLife Investment International Stock Fund R Shares; and (8) MetLife Investment Diversified Bond Fund R Shares. Each share of capital stock issued with respect to a Fund has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company. Each class of shares of each Fund represents an interest in the same assets of the Fund and is identical in all respects except that: each class is subject to differing expenses based on differing service or distribution arrangements and fees; each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its service or distribution arrangements; and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The shares of the Funds have equal voting rights, except that certain issues will be voted on

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Statement of Additional Information

separately by the shareholders of each Fund and/or by each class. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors; (3) the fees of the Funds’ custodian; (4) the fees of the Company’s legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies; (7) the reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.

Directors and Officers

The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The Directors decide upon matters of general policy and review the actions of the Company’s investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company’s Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For further information, see Investment Advisers.

The following tables list the Company’s directors and officers; their address and age; their position with the Company; the length of time holding that position with the Company; their principal occupation(s) during the past five years; the number of portfolios in the fund complex

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Statement of Additional Information

they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies.

Interested Director

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years Including Other Directorships	Number of Portfolios in Fund Complex**** Overseen by Director
Elizabeth M. Forget** MetLife 260 Madison Avenue New York, NY 10016 Age: 40	Director and Chairman of the Board	Since May 17, 2006	Vice President, MetLife, Inc. (July 2000-present); President, Met Investors Advisory LLC (December 2000-Present); President, MetLife Advisors LLC (May 2006-present); Trustee and President of Met Investors Series Trust, since December 2000; Director and President of MetLife Investment Funds Management LLC, since June 2006; Director, Chairman of the Board, President and Chief Executive Officer of Metropolitan Series Fund, Inc. (since 2006).	89

Independent Directors
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex**** Overseen by Director
Jane DiRenzo Pigott c/o MetLife Investment Funds, Inc. 400 Atrium Drive Somerset, NJ 08873-4172 Age: 49	Director	13 years	Managing Director, R3 Group LLC and its predecessors (consulting); prior to February 2002, Partner and Chairperson of the Environmental Law Department, Winston & Strawn (law firm).	Four

John G. Beam, Jr. c/o MetLife Investment Funds, Inc. 400 Atrium Drive Somerset, NJ 08873-4172 Age: 59	Director	13 years	Chairman of the Board, Acordia of Kentucky, Inc. (insurance).	Four

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Statement of Additional Information

Nicholas D. Yatrakis c/o MetLife Investment Funds, Inc. 400 Atrium Drive Somerset, NJ 08873-4172 Age: 58	Director	13 years	Physician in private practice.	Four

Steven I. Weinstein c/o MetLife Investment Funds, Inc. 400 Atrium Drive Somerset, NJ 08873-4172 Age: 60	Director	13 years	Of Counsel to Florio, Perrucci, Steinhardt & Fader LLC; Executive Vice President of Peron Development LLC; from May 2001 to October 2004, Vice President and Deputy General Counsel, Foster Wheeler Ltd.	Four

Ross Jones c/o MetLife Investment Funds, Inc. 400 Atrium Drive Somerset, NJ 08873-4172 Age: 64	Director	Since May 12, 2005	Retired Senior Vice President and Chief Financial Officer of Knight Ridder, Inc.	Four

Principal Officers who are not Directors
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Alan Leland Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 54	President	Since November 18, 2005.	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer, Met Investors Advisory, LLC, since 2002; Vice President, MetLife Group, Inc., since 2003; Vice President, MetLife; Senior Vice President, NELICO; Director and Vice President, MetLife Investment Funds Management LLC, since 2005, Senior Vice President, Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, since 2005; Assistant Treasurer, Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc., since 2005.

John F. Guthrie, Jr. Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 63	Vice President	Since November 18, 2005	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President, NELICO; Vice President, Met Investors Advisory, LLC, since 2005; Director, since June 2006, and Vice President, since 2005, MetLife Investment Funds Management LLC, Senior Vice President, Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, since 2002; formerly, Senior Vice President, Zenith Fund**.

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Statement of Additional Information

Thomas Hogan MetLife, Inc. 400 Atrium Drive Somerset, NJ 08873 Age: 49	Senior Vice President	Since November 18, 2005	Senior Vice President, Metropolitan Life Insurance Company.

Peter Duffy Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 51	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since November 18, 2005	Senior Vice President, MetLife Advisers, since December 1998; Senior Vice President, NELICO; Vice President, MetLife; Vice President, Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc., since 2005; Vice President and Treasurer, Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, since 2000; formerly, Vice President and Treasurer, Zenith Fund ***.

Thomas M. Lenz Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 48	Secretary and Chief Legal Officer	Since November 18, 2005	General Counsel and Secretary, MetLife Advisers, since 1998; Assistant General Counsel, MetLife; formerly, Vice President and Secretary, Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, since 2002; Vice President and Secretary, Zenith Fund***.

Jeffrey Halperin MetLife, Inc. 27-01 Queens Plaza North Long Island City, NY 11101 Age: 39	Chief Compliance Officer	Since February 18, 2006	Vice President, Corporate Ethics and Compliance, MetLife, Inc.; Chief Compliance Officer of Funds sponsored by MetLife and its affiliates (August 2006-present); Interim CCO of Funds sponsored by MetLife and it affiliates (November 2005-August 2006)

*	There is no set term of office for the Company’s directors and officers. The table lists the number of years the person has served the Company in the listed capacity.
**	Ms. Forget is an interested director because she is an employee of the Company’s investment adviser and its affiliates.
***	Following its merger into Metropolitan Series Fund, Inc. on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.
****	The Fund Complex consists of the Company, the Metropolitan Series Fund, Inc., the Metropolitan Series Fund II and the Met Investors SeriesTrust.

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Statement of Additional Information

Committees

The Board of Directors has established two standing committees in connection with the governance of the Company, the Audit Committee and the Governance Committee.

The Audit Committee consists of all of the Independent Directors. The purposes of the Audit Committee are to oversee the Company’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Company’s financial statements and the independent audit thereof; and to act as a liaison between the Company’s independent auditor and the full Board of Directors. The function of the Audit Committee is oversight; it is Management’s responsibility to maintain appropriate systems for accounting and internal control, and the auditor’s responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended December 31, 2006.

The Governance Committee consists of all of the Independent Directors. The Governance Committee is responsible for making nominations for new Independent Directors, periodically reviewing the continued independence of the current Independent Directors, periodically reviewing Director compensation and other corporate governance issues. This Committee does not normally consider Director candidates proposed by shareholders. The Governance Committee met six times during the fiscal year ended December 31, 2006.

Director Compensation and Share Ownership

The chart below lists the compensation paid to Directors during the year 2006. The MetLife Investment Funds are the only funds in their fund complex, so the compensation shown in the columns of the chart are the same.

NAME OF DIRECTOR	Aggregate compensation from Company during 2006	Total compensation from Company and Fund Complex during 2006
Elizabeth M. Forget*	$0	$0
Steven I. Weinstein	$54,000	$54,000
Jane DiRenzo Pigott	$54,000	$54,000
John G. Beam, Jr.	$54,000	$54,000
Nicholas D. Yatrakis	$54,000	$54,000
Ross Jones	$54,000	$54,000

*	Ms. Forget is an interested director because she is an employee of the Company’s investment adviser and its affiliates. She receives no compensation as Director of the Company.

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Statement of Additional Information

Fund shares are available only through certain variable life insurance contracts, variable annuity contracts and qualified plans. Fund shares are not available for sale to the general public. As of December 31, 2006, none of the Directors owned any shares in any of the Funds. During 2006, the Board held four quarterly Board meetings and one special Board meeting.

The Company pays each Independent Director an annual retainer of $48,000 (payable on a quarterly basis); plus $6,000 for each special Board meeting (i.e., each Board meeting other than the quarterly meeting, whether held in person or telephonically.) Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any mutual fund other than MetLife Investment Funds, Inc.

As of December 31, 2006, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.

As of December 31, 2006, none of the Independent Directors nor any of their immediate family members owned any securities issued by the Company’s investment adviser (including subadvisers) or its principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser (including subadviser) or principal underwriter of the Funds.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Investment Advisers

STRUCTURE

The Company utilizes a Manager/Subadviser structure for advisory services. MetLife Investment Funds Management LLC (the “Manager”) serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes to the Board of Directors if warranted. For those Funds with more than one subadviser, the Manager allocates the Fund’s assets between or among the Fund’s subadvisers. The Manager provides the financial accounting records of the Company, other than those maintained by the Company’s custodian or accounting services agent. The Manager or an affiliated company pays the salaries and expenses of all of its and the Company’s personnel except for fees and expenses of the non-interested Directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company’s business, other than the fees and expenses that are paid directly by the Company.

The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets: International Stock Fund, 0.55%; Small Company Stock Fund, 0.80%; Large Company Stock Fund, 0.45%; Diversified Bond Fund, 0.35%. These fees are in addition to the fee paid to the Manager, which is equal to an annual rate of 0.25% of each Fund’s average daily net assets. The Board of Directors will approve a Fund’s new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board’s approval.

In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the

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Statement of Additional Information

subadvisory agreement, send all of that Fund’s shareholders an informational statement informing them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder approval, the Company and the Manager have agreed to comply with the following conditions:

1.	Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

2.	Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the “manager/subadviser” structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

3.	The Manager will provide management and administrative services to the Company and, subject to review and approval by the Board, will: (i) set each Fund’s overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund’s assets; (iii) allocate and, when appropriate, reallocate each Fund’s assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund’s investment objective, policies and restrictions.

4.	A majority of the Board will be persons who are not “interested persons” (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company (“Independent Directors”), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

5.	The Company will not enter into a subadvisory agreement with any subadviser that is an

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

“affiliated person” of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) (“Affiliated Subadviser”) other than by reason of serving as subadviser to one or more Funds without such subadvisory agreement, including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

6.	When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

7.	No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or (ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

8.	Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

CONTROL

The Manager is a wholly-owned subsidiary of MetLife Retirement Services LLC, which is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company, 200 Park Avenue, New York, NY 10166, which is a direct wholly-owned subsidiary of MetLife, Inc., 200 Park Avenue, New York, NY 10166, a publicly-traded corporation.

AllianceBernstein L.P. (“AllianceBernstein”), one of the subadvisers to the International Stock Fund, is a Delaware limited partnership and an indirect subsidiary of AXA Financial, Inc., a global financial services organization.

Delaware Management Company (“Delaware Investments”) serves as one of the subadvisers for the Small Company Stock Fund. Delaware Investments is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Oechsle International Advisors LLC (“Oechsle”), one of the subadvisers to the International Stock Fund, is a Delaware limited liability company. Oechsle Group, LLC, also a Delaware limited liability company, is its Member Manager. Oechsle Group, LLC controls Oechsle International Advisors, LLC. Oechsle Group, LLC is controlled by the Executive Managing Principals. The Executive Managing Principals are: L. Sean Roche, Chief Operating Officer and Chief Investment Officer; Stephen P. Langer, Director of Marketing; and Warren R. Walker.

OFI Institutional Asset Management, Inc. (“OFII”) serves as one of the subadvisers for the Small Company Stock Fund. OFII is a wholly-owned subsidiary of Oppenheimer Funds, Inc., one of the country’s largest mutual fund investment organizations. Oppenheimer Funds is owned by Oppenheimer Acquisition Corporation, a holding company that is controlled by Massachusetts Mutual Life Insurance Company.

ClearBridge Advisors LLC (“ClearBridge”), one of the subadvisers to the Large Company Stock Fund, is an indirect wholly-owned subsidiary of Legg Mason, Inc.

SSgA Funds Management, Inc. (“SSgA FM”), one of the subadvisers to each of the Funds, is a wholly-owned subsidiary of State Street Corporation, a publicly-traded corporation.

Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund and the Diversified Bond Fund, is a Massachusetts limited liability partnership.

Western Asset Management Company, one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Legg Mason, Inc.

FEES

Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund’s average net assets. Each Fund pays each of its subadvisers a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund’s average daily net assets allocated to that subadviser.

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Statement of Additional Information

Fund & Subadviser	Subadviser’s Fee
International Stock Fund - AllianceBernstein L.P.	0.55% for first $100 million in assets, plus 0.50% for next $50 million in assets, plus 0.40% for assets over $150 million

- Oechsle International Advisors LLC	0.50% for first $100 million in assets, plus 0.45% for next $50 million in assets, plus 0.40% for assets over $150 million

- SSgA Funds Management, Inc.	0.50% for first $50 million in assets, plus 0.45% for next $100 million in assets, plus 0.40% for assets over $150 million

Small Company Stock Fund - Delaware Management Company	0.50% of assets

- OFI Institutional Asset Management, Inc.

0.70% for first $100 million in assets,

plus 0.65% for next $50 million in assets,

plus 0.60% for assets over $150 million

The above fee is reduced by 10% for the period beginning October 1, 2005, and extending to and including September 30, 2007.

- SSgA Funds Management, Inc.	0.08% for first $50 million in assets, plus 0.06% for next $50 million in assets, plus 0.04% for assets over $100 million (minimum $50,000 on annualized basis)

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Large Company Stock Fund

- Wellington Management Company, LLP	0.45% of assets

- ClearBridge Advisors, LLC	0.45% for first $45 million in assets, plus 0.35% for assets over $45 million

- SSgA Funds Management, Inc.	0.05% for first $50 million in assets, plus 0.04% for next $50 million in assets, plus 0.02% for assets over $100 million (minimum $50,000 on annualized basis)

Diversified Bond Fund

- Western Asset Management Company	0.25% for first $250 million in assets, plus 0.15% for assets over $250 million

- Wellington Management Company, LLP	0.35% for first $50 million in assets, plus 0.30% for next $50 million in assets, plus 0.15% for assets over $100 million

- SSgA Funds Management, Inc.	0.05% of assets

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Statement of Additional Information

Fees Paid by Funds to Manager

Fund	2004	2005	2006
International Stock Fund	$1,099,135	$1,272,867	$1,462,101
Small Company Stock Fund	$984,116	$1,102,986	$1,166,495
Large Company Stock Fund	$1,729,980	$2,014,016	$2,106,318
Diversified Bond Fund	$1,979,522	$2,280,184	$2,356,212

Fees Paid by International Stock Fund to Subadvisers

Subadviser	2004	2005	2006
AllianceBernstein L.P.*	N/A	$744,819	$1,018,964
Bank of Ireland Asset Management (U.S.) Limited**	$565,029	$82,378	N/A
Citigroup Asset Management Limited**	$742,301	$107,690	N/A
Oechsle International Advisors, L.L.C.*	N/A	$649,209	$905,847
SSgA Funds Management, Inc.	$726,118	$730,024	$873,245

*	Began acting as subadviser on March 7, 2005.
**	Acted as subadviser through March 6, 2005.

Fees Paid by Small Company Stock Fund to Subadvisers

Subadviser	2004	2005	2006
Babson Capital Management L.L.C.*	N/A	$834,956	$334,849

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OFI Institutional Asset Management, Inc.**	N/A	N/A	$620,989
Delaware Management Company**	N/A	N/A	$505,308
SSgA Funds Management, Inc.	$83,479	$88,915	$92,312
Travelers Investment Management Company***	$651,581	$94,875	N/A
TCW Investment Management Company (and predecessor)****	$593,536	$641,397	$239,606

*	Acted as subadviser on March 7, 2005 through April 30, 2006.
**	Began acting as subadviser on May 1, 2006.
***	Acted as subadviser through March 6, 2005.
****	Acted as subadviser through April 30, 2006

Fees Paid by Large Company Stock Fund to Subadvisers

Subadviser	2004	2005	2006
ClearBridge Advisors, LLC and predecessor	$848,529	$995,658	$995,180
SSgA Funds Management, Inc.	$71,144	$78,292	$84,235
Wellington Management Company, LLP	$1,042,612	$1,205,462	$1,237,675

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Fees Paid by Diversified Bond Fund to Subadvisers

Subadviser	2004	2005	2006
Western Asset Management Company	$621,040	$731,105	$725,154
Salomon Brothers Asset Management Inc.*	$741,901	$804,517	$267,090
Wellington Management Company, LLP **	N/A	N/A	$429,963
SSgA Funds Management, Inc.	$137,485	$150,311	$160,359

*	Acted as subadviser through April 30, 2006.
**	Began acting as subadviser on May 1, 2006.

For more information regarding investment advisers, see Management of the Funds in the prospectus.

Portfolio Managers

The sections below include additional information regarding the individuals identified in the prospectus as those responsible for the day-to-day investment management of the Funds (the “Portfolio Managers”). The information below is supplied to the Company by the subadvisers.

OTHER ACCOUNTS

The chart below identifies, for each Portfolio Manager, the number of accounts managed and the total assets in those accounts.

The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are not based on performance is indicated in regular typeface and the number of accounts and total assets in the accounts whose fees are based on performance, if any, is indicated in italics typeface.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Portfolio	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
International Stock Fund	Sharon Fay of Alliance Bernstein L.P.	12 Registered Mutual Funds with $3.9 billion in total assets under management.	4 Unregistered Pooled Investment Vehicles with $1.6 billion in assets under management.	3,205 Other Accounts with $13 billion in total assets under management.

International Stock Fund	Kevin Simms of Alliance Bernstein L.P.	12 Registered Mutual Funds with $3.9 billion in total assets under management.	4 Unregistered Pooled Investment Vehicles with $1.6 billion in assets under management.	3,205 Other Accounts with $13 billion in total assets under management.

International Stock Fund	Henry D’Auria of Alliance Bernstein L.P.	12 Registered Mutual Funds with $3.9 billion in total assets under management.	4 Unregistered Pooled Investment Vehicles with $1.6 billion in assets under management.	3,205 Other Accounts with $13 billion in total assets under management.

International Stock Fund	Giulio Martini of Alliance Bernstein L.P.	12 Registered Mutual Funds with $3.9 billion in total assets under management.	4 Unregistered Pooled Investment Vehicles with $1.6 billion in assets under management.	3,205 Other Accounts with $13 billion in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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International Stock Fund	Paul Moghtader of SSgA Funds Management, Inc.	3 Registered Mutual Funds with $1.71 billion in total assets under management.	8 Unregistered Pooled Investment Vehicles with $5.5 billion in assets under management. 5 pooled accounts with $1.43 billion in assets under management with performance based fees.	39 Other Accounts with $11.2 billion in total assets under management. 4 Other Accounts with $0.55 billion in assets under management with performance based fees.

International Stock Fund	Craig Scholl of SSgA Funds Management, Inc.	3 Registered Mutual Funds with $1.71 billion in total assets under management.	8 Unregistered Pooled Investment Vehicles with $5.5 billion in assets under management. 5 pooled accounts with $1.43 billion in assets under management with performance based fees.	39 Other Accounts with $11.2 billion in total assets under management. 4 Other Accounts with $0.55 billion in assets under management with performance based fees.

International Stock Fund	L. Sean Roche of Oechsle International Advisors LLC	3 Registered Mutual Funds with $426 million in total assets under management.	1 Unregistered Pooled Investment Vehicle with $35 million in assets under management.	32 Other Accounts with $10 billion in total assets under management. 2 Other Accounts with $1.14 billion in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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Small Company Stock Fund	David Chin of SSgA Funds Management, Inc.	44 Registered Mutual Funds with $31.17 billion in total assets under management.	384 Unregistered Pooled Investment Vehicles with $289.1 billion in assets under management.	106 Other Accounts with $95.0 billion in total assets under management

METLIFE INVESTMENT FUNDS, INC.

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Small Company Stock Fund	Tom Coleman of SSgA Funds Management, Inc	44 Registered Mutual Funds with $31.17 billion in total assets under management.	384 Unregistered Pooled Investment Vehicles with $289.1 billion in assets under management.	106 Other Accounts with $95.0 billion in total assets under management.

Small Company Stock Fund	Chris Beck of Delaware Management Company	6 Registered Mutual Funds with $3.2 billion in total assets under management.	1 Unregistered Pooled Investment Vehicles with $1.3 million in assets under management.	2 Other Accounts with $213 million in total assets under management.

Small Company Stock Fund	Michael Feehily of Delaware Management, Inc.	6 Registered Mutual Funds with $3.2 billion in total assets under management.	3 Unregistered Pooled Investment Vehicles with $1.3 million in assets under management.	2 Other Accounts with $213 million in total assets under management.

Small Company Stock Fund	Chris Beck of Delaware Management Company	6 Registered Mutual Funds with $3.2 billion in total assets under management.	1 Unregistered Pooled Investment Vehicles with $1.3 million in assets under management.	4 Other Accounts with $213.4 million in total assets under management.

Small Company Stock Fund	Kelley McKee of Delaware Management Company	6 Registered Mutual Funds with $3.2 billion in total assets under management.	1 Unregistered Pooled Investment Vehicles with $1.3 million in assets under management.	3 Other Accounts with $213 million in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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Small Company Stock Fund	Daniel Goldfarb of OFI Institutional Asset Management, Inc.	3 Registered Mutual Funds with $263 million in total assets under management.	3 Unregistered Pooled Investment Vehicle with $60 million in assets under management.	22 Other Accounts with $476 million in total assets under management.

Small Company Stock Fund	Steven Dray of OFI Institutional Asset Management, Inc.	3 Registered Mutual Funds with $263 billion in total assets under management.	3 Unregistered Pooled Investment Vehicle with $60 million in assets under management.	22 Other Accounts with $476 million in total assets under management.

Large Company Stock Fund	Peter Bourbeau, of ClearBridge Advisors, LLC	0 Registered Accounts	4 Unregistered Pooled Investment Vehicles with $0.21 Billion in assets under management.	112,794 Other Accounts with $16.13 Billion in assets.

Large Company Stock Fund	Evan Bauman, of ClearBridge Advisors, LLC	1 Registered Account with $0.87 billion in total assets under management.	2 Unregistered Pooled Investment Vehicles with $.46 Billion in assets under management.	116,012 Other Accounts with $14.75 Billion in assets.

Large Company Stock Fund	Thomas G. Hudson, of ClearBridge Advisors, LLC	0 Registered Accounts	0 Unregistered Pooled Investment Vehicles.	515 Other Accounts with $1.55 billion in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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Large Company Stock Fund	Tom Coleman of SSgA Funds Management, Inc	44 Registered Mutual Funds with $31.02 billion in total assets under management.	384 Unregistered Pooled Investment Vehicles with $289.1 billion in assets under management.	106 Other Accounts with $95.0 billion in total assets under management.

Large Company Stock Fund	David Chin of SSgA Funds Management, Inc.	44 Registered Mutual Funds with $31.02 billion in total assets under management.	384 Unregistered Pooled Investment Vehicles with $289.1 billion in assets under management.	106 Other Accounts with $95.0 billion in total assets under management.

Large Company Stock Fund	Cheryl M. Duckworth of Wellington Management Company, LLP	0 Registered Mutual Funds.	25 Unregistered Pooled Investment Vehicles with $468,093,860 in assets under management.	131 Other Accounts with $1,699,036,212 in total assets under management. 15 Other Accounts with $294,710,953 in total assets under management.

Diversified Bond Fund	Lucius T. Hill, III of Wellington Management Company, LLP	6 registered Mutual Funds with $466,270,424 in total assets under management.	6 Unregistered Pooled Investment Vehicles with $2,653,508,398 in assets under management.	11 Other Accounts with $3,030,397,273 in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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Diversified Bond Fund	Campe Goodman of Wellington Management Company, LLP	4 Registered Mutual Funds with $389,460,990 in total assets under management.	4 Unregistered Pooled Investment Vehicles with $720,034,888 in assets under management.	8 Other Accounts with $586,085,187 in total assets under management

Diversified Bond Fund	Christopher A. Jones of Wellington Management Company, LLP	0 registered Mutual Funds.	3 Unregistered Pooled Investment Vehicles with $116,477,386 in assets under management.	4 Other Accounts with $298,632,607 in total assets under management. 2 Other Accounts with $200,138,967 in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Diversified Bond Fund	Michael F. Garrett of Wellington Management Company, LLP	8 registered Mutual Funds with $777,912,651 in total assets under management.	8 Unregistered Pooled Investment Vehicles with $3,320,696,364 in assets under management.	12 Other Accounts with $2,763,188,663 in total assets under management. 1 Other Account with $725,299,646 in total assets under management.

Diversified Bond Fund	Elya Schwartzman of SSgA Funds Management, Inc.	3 Registered Mutual Funds with $0.49 billion in total assets under management.	13 Unregistered Pooled Investment Vehicles with $8.07 billion in assets under management.	7 Other Accounts with $4.7 billion in total assets under management.

METLIFE INVESTMENT FUNDS, INC.

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Diversified Bond Fund	Michael J. Brunell of SSgA Funds Management, Inc.	3 Registered Mutual Funds with $0.49 billion in total assets under management.	13 Unregistered Pooled Investment Vehicles with $8.07 billion in assets under management.	7 Other Accounts with $4.7 billion in total assets under management.

Diversified Bond Fund	S. Kenneth Leech* of Western Asset Management Company	134 Registered Mutual Funds with $101.5 billion in total assets under management.	119 Unregistered Pooled Investment Vehicles with $125.6 billion in assets under management.	953 Other Accounts with $274 billion in total assets under management. 96 Other Accounts with $31.1 billion in total assets under management with performance based fees.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Diversified Bond Fund	Steve Walsh* of Western Asset Management Company	134 Registered Mutual Funds with $101.5 billion in total assets under management.	119 Unregistered Pooled Investment Vehicles with $125.6 billion in assets under management.	953 Other Accounts with $274 billion in total assets under management. 96 Other Accounts with $31.1 billion in total assets under management with performance based fees.

Diversified Bond Fund	Mark Lindbloom* of Western Asset Management Company	8 Registered Mutual Funds with $3.2 billion in total assets under management.	4 Unregistered Pooled Investment Vehicles with $353.5 million in assets under management.	23 Other Accounts with $4.7 billion in total assets under management. 2 Other Accounts with $1.0 billion in total assets under management with performance based fees.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Diversified Bond Fund	Carl L. Eichstaedt* of Western Asset Management Company	16 Registered Mutual Funds with $4.3 billion in total assets under management.	1Unregistered Pooled Investment Vehicles with $334 million in assets under management.	99 Other Accounts with $23 billion in total assets under management. 2 Other Accounts with $1.1 billion in total assets under management with performance based fees.

Diversified Bond Fund	Edward A. Moody* of Western Asset Management Company	3 Registered Mutual Funds with $698 million in total assets under management.	1 Unregistered Pooled Investment Vehicles with $51.6 million in assets under management.	109 Other Accounts with $19.9 billion in total assets under management. 10 Other Accounts with $3.1 billion in total assets under management with performance based fees.

*	The numbers listed reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all of Western Asset’s portfolios, but they are not solely responsible for particular portfolios. Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

METLIFE INVESTMENT FUNDS, INC.

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COMPENSATION AND POTENTIAL CONFLICTS OF INTEREST

The chart below summarizes the structure of, and method(s) used, to determine Portfolio Manager compensation. The chart below also identifies material conflicts that might arise between a Portfolio’s management of the Funds and other accounts.

Fund	Compensation Structure and Method/Material Conflicts of Interest
International Stock Fund

AllianceBernstein L.P.

Portfolio Manager Compensation

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

METLIFE INVESTMENT FUNDS, INC.

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(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of

METLIFE INVESTMENT FUNDS, INC.

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deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.[1]

(iv) Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned

[1]	Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

METLIFE INVESTMENT FUNDS, INC.

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policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment

METLIFE INVESTMENT FUNDS, INC.

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recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment

METLIFE INVESTMENT FUNDS, INC.

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professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Oechsle International Advisors LLC

Compensation

All investment professionals receive two forms of compensation: salary and bonus. In addition, those who are also principals of the firm receive equity distributions. Although percentages vary by investment professional and other factors that affect compensation, salary generally represents less than 50%, with bonus/equity distributions accounting for the remainder. The firm regards the bonus component of compensation as an especially important means of rewarding and incentivizing performance. Bonuses are variable and reflect an individual’s contribution measured by: (1) pre-tax portfolio performance (over a one-year period); (2) the success of individual stock ideas; (3) general contribution from participation in the investment process; (4) the value of country analysis and perspective in the analyst’s assigned region; and (5) value derived from the coordination and exploitation in investment ideas from other regions. The firm measures the success of investment ideas over trailing periods.

Conflicts

Oechsle has an obligation to allocate investment opportunities to all of its clients, including MetLife, in a manner that is fair and equitable over time. Toward this end, Oechsle has developed allocation policies. It is Oechsle’s policy that generally accounts within the same mandate (e.g., Diversified Europe; Europe Only; Select; EAFE Lite) invest in the same securities in the same percentage target amounts, unless considerations specific to an account (such as guideline restrictions, cash availability, regulatory prohibitions) preclude it from investing or investing in the same amount.

METLIFE INVESTMENT FUNDS, INC.

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To monitor implementation of this policy, on a daily basis, the Compliance Department reviews a pro rata trade blotter report, which includes all trades from the previous day. The report is sorted by stock and by Portfolio Manager and contains all details of the trade, including the accounts that participated and the weight of that day’s trade in percentage points.

From this review, the Compliance Department identifies all trade allocations in which a Portfolio Manager did not include all accounts that he or she manages or in which that day’s allocation to an individual account differs materially from the other accounts under his or her management.

SSgA Funds Management, Inc.

Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Conflicts of Interest

A portfolio manager has responsibility for managing more than one account, may be

METLIFE INVESTMENT FUNDS, INC.

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subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise. Those conflicts could include preferential treatment out of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Advisor has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Advisor are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Advisor and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio manager’s accounts with the same strategy.

A potential conflict may arise when portfolio managers at the Advisor manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

METLIFE INVESTMENT FUNDS, INC.

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A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Small Company Stock Fund

Delaware Management Company

Compensation

Base Salaries: Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — Other Equity Teams: The bonus pool is determined by the revenues associated with the products a portfolio manager manages. The Manager keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the Fund managed relative to the performance of the appropriate

METLIFE INVESTMENT FUNDS, INC.

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Lipper peer group. Performance is measured as the result of one's standing in the Lipper peer group on a one-year and three-year basis. Three-year performance is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

Deferred Compensation: Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln. Delaware Investments U.S., Inc., is an indirect, wholly owned subsidiary of DMH and, therefore, of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the Manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan,

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which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Conflicts of Interest

Description of Potential Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other accounts similar to these provided to the Funds and the investment action for each account and Fund may differ. For example, an account or a Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

METLIFE INVESTMENT FUNDS, INC.

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OFI Institutional Asset Management, Inc.

Compensation: Portfolio Managers are employed and compensated by OFI Institutional, not the Fund. Under OFI Institutional's compensation program for its portfolio managers and portfolio analysts, their compensation is based on the investment performance results of the funds and accounts they manage, as well as the financial success of OFI Institutional. This is intended to align the Portfolio Managers' and analysts' interests with the success of the funds and accounts and their shareholders. OFI Institutional's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2005 the Portfolio Managers’ compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OFI Institutional's holding company parent. Senior portfolio managers may also be eligible to participate in OFI Institutional's deferred compensation plan.

To help OFI Institutional attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OFI Institutional and is based on a number of factors, including the Fund’s short, medium and long term performance against appropriate benchmarks. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers’ compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts currently managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Conflicts of Interest: The Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds or accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by OFI Institutional have the same management fee. If the management fee structure of another fund or account is more advantageous to OFI Institutional than the fee structure of the Fund, OFI Institutional could have an incentive to favor the other fund or account. However, OFI Institutional's compliance procedures and Code of Ethics recognize OFI Institutional's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

SSgA Funds Management, Inc.

Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Conflicts of Interest

A portfolio manager has responsibility for managing more than one account, may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise. Those conflicts could include preferential treatment out of one account over others in terms of : (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Advisor has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Advisor are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Advisor and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio manager’s accounts with the same strategy.

A potential conflict may arise when portfolio managers at the Advisor manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Large Company Stock Fund	ClearBridge Advisors, LLC PORTFOLIO MANAGER DISCLOSURE

Portfolio Manager Compensation

ClearBridge Advisors, LLC (“ClearBridge”) investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has an incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Longer-term (5- year) performance is more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer.). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. For portfolio managers, 25% of this deferral tracks performance of their primary managed product, while another 25% tracks performance of an elected fund. Therefore, portfolio managers may potentially have 50% of their deferred award amount tracking the performance of their primary managed product. The remaining 50% of the deferral is received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of] the portfolio managers listed in the table above. The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

SSgA Funds Management, Inc.

Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Conflicts of Interest

A portfolio manager has responsibility for managing more than one account, may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise. Those conflicts could include preferential treatment out of one account over others in terms of : (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Advisor has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Advisor are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Advisor and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio manager’s accounts with the same strategy.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

A potential conflict may arise when portfolio managers at the Advisor manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Wellington Management Company, LLP

Compensation

The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in the Investment Advisor Agreement between Wellington Management and MetLife Investment Funds, Inc. on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended December 31, 2006.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the investment professionals primarily responsible for the day-to-day management of the Fund includes a base salary and incentive components. The base salary for Ms. Duckworth, a partner of Wellington Management, is determined by the Managing Partners of the firm. Ms. Duckworth’s base salary is generally a fixed amount that may change as a result of an annual review. The investment professionals are eligible to receive incentive payments based on the revenues earned by Wellington Management from the Fund and generally each other portfolio managed by those investment professionals. Incentive payments relating to Fund are linked to the gross pre-tax performance of the Fund compared to the Russell 1000 Value Index over one and three year periods, with an emphasis on three year results. Analysts’ incentive payments are additionally linked to the results of their individual stock selections versus individual benchmarks corresponding to their industry assignments, also over one and three year periods. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these investment professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. These investment professionals may also be eligible for bonus payments based on their overall contributions to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

Conflicts of Interest

Individual investment professionals manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund is “analyst-managed” which means that security selection within the Fund is performed by a team of approximately 40 global industry analysts (“analysts”), each of whom focuses on a specified industry or industries within the market and selects securities within their specific industry assignment. The portfolio coordinator listed in the prospectus, who is primarily responsible for the day-to-day management of the Fund (“Portfolio Coordinator”), is responsible for ensuring that the overall portfolio meets the guidelines established for the Fund and that accounts within a specified approach are managed in a substantially similar manner. The Fund’s Portfolio Coordinator and the analysts (collectively, “investment professionals”) generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. These investment professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio Coordinator may purchase or

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

An investment professional at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. Similarly, the Portfolio Coordinator may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by a given investment professional. Finally, the Portfolio Coordinator may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the investment professionals. Although Wellington Management does not track the time an investment professional spends on a single portfolio, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage his or her various client mandates.

Diversified Bond Fund

SSgA Funds Management, Inc.

Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Conflicts of Interest

A portfolio manager has responsibility for managing more than one account, may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise. Those conflicts could include preferential treatment out of one account over others in terms of : (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Advisor has

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Advisor are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Advisor and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio manager’s accounts with the same strategy.

A potential conflict may arise when portfolio managers at the Advisor manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Wellington Management Company, LLP

Compensation

The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in the Investment Advisor Agreement between Wellington Management and MetLife Investment Funds, Inc. on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended December 31, 2006.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the investment professionals listed in the prospectus who are primarily responsible for the day-to-day management of the fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for Mr. Hill, a partner of Wellington Management, is determined by the Managing Partners of the firm. Mr. Hill’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all the other Investment Professionals are determined by the Investment Professional’s experience and performance in their respective roles. Base salaries for employees are reviewed annually and may be adjusted based on the

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

recommendation of the Investment Professional’s business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Fixed Income Investment Professionals receive incentives on the Fund that are based solely on the revenues earned by Wellington Management and are not directly linked to the performance of the account. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods or rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

Conflicts

Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for the Fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the Fund may vary

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

from the performance of securities purchased for other portfolios. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the Investment Professionals may purchase a security in one portfolio while appropriately selling that same security in another portfolio. Similarly, the Portfolio Coordinator may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given fund may be significantly higher or lower than those associated with other accounts managed by a given investment professional. Finally, the Investment Professionals may hold shares or investments in other pooled investment vehicles and other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the investment professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage his or her various client mandates.

Western Asset Management Company

Compensation

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Portfolios, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with,

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Statement of Additional Information

such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a Portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a Portfolio’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the Portfolios) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts. Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing a Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Portfolio and the other accounts listed above.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

As of December 31, 2006, none of the Portfolio Managers own any investment in the Funds. The Funds are available only through certain variable contracts and qualified plans.

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Statement of Additional Information

Distribution and Shareholder Servicing Plan

MetLife Securities, Inc. (“MSI”), 200 Park Avenue, New York, NY 10106, serves as distributor of the shares of the Company. MetLife Securities, Inc. is a wholly-owned subsidiary of MetLife, Inc. and is an affiliate of the Manager. Prior to September 1, 2006, CitiStreet Equities LLC, 400 Atrium Drive, Somerset, NJ 08873-4172, served as distributor of the shares of the Company (“CitiStreet Equities”).

The Company has adopted a distribution and shareholder servicing plan for the R Shares (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the R Shares of each Fund may pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets of the R Shares of the Fund. The Plan authorizes each Fund to make payments to the distributor for remittance to retirement plan services providers, brokers and other financial intermediaries, as compensation for distribution and shareholder services performed by such entities. The chart below shows, for the year ended December 31, 2006, the amounts received by MSI and CitiStreet Equities under the Plan. All of the payments reimbursed MSI and CitiStreet Equities or its affiliates for distribution and administrative services provided with respect to the R Shares.

	CitiStreet Equities (Jan 1 – August 31, 2006)	MSI (September 1 – December 31, 2006)	Total
Large Company Stock Fund	$68,048.71	$40,579.29	$108,628.00
Small Company Stock Fund	$31,858.26	$18,404.74	$50,263.00
International Stock Fund	$48,650.87	$29,992.13	$78,643.00
Diversified Bond Fund	$87,883.41	$50,582.59	$138,466.00

	$236,441.25	$139,558.75	$376,000.00

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Statement of Additional Information

Other Service Providers

State Street Bank & Trust Company (“State Street”), 225 Franklin Street, Boston, MA 02110, is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity various personnel at State Street provide custodial and accounting services to, and keeps the accounts and records of, the Company. During 2006, 2005 and 2004, the Company paid State Street $1,750,342, $1,549,996 and $1,391,755, respectively, as custodian and accounting services agent. State Street also assists the Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid State Street $452,525 in 2006, $442,100 in 2005 and $357,381 in 2004.

Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, MA 02171, serves as transfer agent and dividend disbursing agent for the Company. During 2006, 2005 and 2004, the Company paid BFDS $151,238, $123,358 and 108,763, respectively, as transfer agent and dividend disbursing agent.

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Statement of Additional Information

MetLife Investment Funds Management LLC, formerly CitiStreet Funds Management LLC (the “Manager”), receives an administrative services fee at an annual rate of up to 0.10% of net assets attributable to R Shares for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the R Shares. For administrative services, the Company paid the Manager $150,399 in 2006, $97,194 in 2005 and $44,985 in 2004.

Deloitte & Touche LLP, 200 Berkeley, Boston, MA 02116, serves as the Company’s independent registered public account firm, providing audit and tax services.

CRA RogersCasey, Inc., 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager, or its affiliates, (not the Company) paid CRA RogersCasey, Inc. a fee of approximately $136,743 in 2006, $250,000 in 2005 and $220,866 in 2004.

Codes of Ethics

The Company, the Manager, and the subadvisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940. These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.

Disclosure of Portfolio Holdings

The Company has adopted policies and procedures governing the disclosure of the securities holdings of the Funds. The policies and procedures are included as Appendix A to this SAI.

Proxy Voting

The Company has adopted proxy voting policies and procedures, which are included in Appendix B to this SAI. The Company has delegated proxy voting responsibilities to the Manager. Because the Manager views proxy voting as a function that is integral to Portfolio management, it has in turn delegated the proxy voting responsibility to the applicable subadviser. The primary focus of the Company’s proxy voting program, therefore, is to ensure that the subadvisers have adequate proxy voting policies and procedures in place and to monitor each subadviser’s proxy voting. A copy of each subadviser’s current proxy voting policies and procedures (or summary thereof) is included in Appendix B.

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Statement of Additional Information

Information regarding how the Company voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling MetLife Investment Funds at 1-800-242-7884 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Each Fund’s subadviser is responsible for the selection of brokers and dealers to effect that Fund’s transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a “net” basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In purchasing and selling a Fund’s portfolio securities, it is the subadvisers’ policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions (or, in the case of riskless principal transactions, higher transaction costs) in return for brokerage and research services. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

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Statement of Additional Information

The subadvisers may receive a wide range of research services, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each subadviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

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Statement of Additional Information

On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity’s investment objectives and its current cash and investment positions.

The Manager may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.

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Statement of Additional Information

International Stock Fund

Year	Total Commissions
2004	$504,342
2005	$805,271
2006	$489,379

In 2004, the Fund paid commissions of $741 to Citigroup Global Markets, then an affiliate of the Manager. In 2005, the Fund paid $12,401 to Citigroup Global Markets; and $13,093 to State Street Brokerage, each an affiliate of the Manager through September 1, 2005.

For 2005, the Fund paid 1.54% of its aggregate brokerage commission to Citigroup Global Markets, and 1.91% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker. For 2005 Fund paid 1.63% of its aggregate brokerage commission to State Street Brokerage, and 1.44% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

In 2006 the Fund paid commissions of $230 to State Street Global Markets, an affiliate of SSgA Funds Management, Inc. For 2006 Fund paid 0.05% of its aggregate brokerage commissions to State Street Global Markets, and 0.06% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

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Statement of Additional Information

Small Company Stock Fund

Year	Total Commissions
2004	$1,028,449
2005	$925,647
2006	$822,981

In 2005, the Fund paid $4,040 to Citigroup Global Markets; and $249,567 to State Street Brokerage, each an affiliate of the Manager through September 1, 2005.

For 2005, the Fund paid 0.44% of its aggregate brokerage commission to Citigroup Global Markets, and 0.26% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker. For 2005 Fund paid 26.96% of its aggregate brokerage commission to State Street Brokerage, and 48.21% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

In 2006 the Fund paid commissions of $550 to Jefferies & Co., an affiliate of OFI Institutional Asset Management, Inc. For 2006 Fund paid 0.07% of its aggregate brokerage commissions to Jefferies & Co., and 0.05% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

In 2006 the Fund paid commissions of $48 to Legg Mason Wood Walker, Inc., an affiliate of TCW Investment Management Company. For 2006 Fund paid 0.01% of its aggregate brokerage commissions to Legg Mason Wood Walker, Inc., and 0.00% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

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Statement of Additional Information

Large Company Stock Fund

Year	Total Commissions
2004	$643,640
2005	$574,118
2006	$569,893

In 2004, the Fund paid commissions of $11,507 and $209 to Citigroup Global Markets and State Street Brokerage Services, respectively, then both affiliates of the Manager. In 2004, the Fund paid commissions of $268,226 to Smith Barney, formerly an affiliate of the Manager. In 2005, the Fund paid $8,156 to Citigroup Global Markets; and $1,893 to State Street Brokerage, each an affiliate of the Manager through September 1, 2005.

For 2005, the Fund paid 1.42% of its aggregate brokerage commission to Citigroup Global Markets, and 1.01% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker. For 2005 Fund paid 0.33% of its aggregate brokerage commission to State Street Brokerage, and 0.48% of the Fund’s aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

In 2006 the Fund paid no commissions to affiliated brokers.

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Statement of Additional Information

Diversified Bond Fund

Year	Total Commissions
2004	$17,376
2005	$68,700
2006	$65,947

In 2004, 2005 and 2006 the Fund paid no commissions to affiliated brokers.

The annual portfolio turnover rates for the Small Company Stock Fund and the Large Company Stock Fund are expected to be less than 100%. The annual portfolio turnover rates for the International Stock Fund and the Diversified Bond Fund is expected to exceed 100%. For a listing of last year’s portfolio turnover rates for all of the Funds, see Financial Highlights in the prospectus.

NET ASSET VALUE OF SHARES

The Company sells and redeems shares of each Fund at its net asset value next determined after receipt of the purchase or redemption order. There is no sales charge or sales load on the purchase or redemption of shares.

The net asset value of the shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. New York City time. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

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Statement of Additional Information

Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. For some foreign securities, the exchange provides an official closing price, and in those cases the Funds generally use that price. NASDAQ National Market System equity securities are valued at the official closing price (NOCP) or, if there was no NOCP on such day, at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are generally valued at the at the last sale price.

Debt obligations (other than certain securities with remaining maturities of less than 60 days) are valued utilizing independent pricing services to determine valuations for normal institutional size trading units of securities. The pricing services consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Short-term debt obligations with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined under the procedures established by and under general supervision of the Board of Directors of the Company.

Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank, dealer, or pricing service. Forward contracts are valued at the current cost of covering or offsetting such contracts. Securities or assets for which market quotations are not readily available will be valued at fair value as determined under procedures established by and under the direction of the Board of Directors of the Company.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities,

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Statement of Additional Information

and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are generally determined as of such times for purposes of computing a Fund’s net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If, however, a significant event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined under procedures established by and under the general supervision of the Company’s Board of Directors.

TAXES

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”). Under the relevant provisions, each Fund is not subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes. Each Fund intends to distribute as dividends substantially all its net investment income, if any. Each Fund also intends to declare and distribute annually all its net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Fund.

Each Fund also intends to satisfy the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Section 817(h) requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. Section 817(h) allows the insurance company separate account to “look through” to the assets of the Fund to determine if the diversification requirements are met, provided that the Fund sells its shares only to insurance company separate accounts, certain qualified retirement plans and certain other investors. The Funds may not sell their shares to the public directly. Each Fund intends to sell its shares only to entities permitted by Section 817(h) and the regulations thereunder.

The Section 817(h) diversification requirements ordinarily must be met within 30 days after the end of each calendar quarter. The Treasury Regulations issued pursuant to Section

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Statement of Additional Information

817(h) provide that each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund’s assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company under Subchapter M and no more than 55% of the value of the Fund’s assets can be invested in cash, cash items, government securities, and securities of other regulated investment companies. It is possible that in order to comply with these requirements the Fund may make investment decisions different than it would have made had the diversification requirements not applied, and it is possible that those decisions could affect the investment performance of the Fund.

In determining whether a Fund is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer. Each Fund’s compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

If a Fund does not qualify as a regulated investment company under Subchapter M in any year, it will be subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if a Fund fails to qualify as a regulated investment company, owners of variable contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.

If a Fund fails to comply with the Section 817(h) diversification requirements, owners of variable contracts and annuities who have indirectly invested in the Fund may be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.

In addition, if Fund shares are sold to non-qualified plans, or tax-qualified plans that later lose their tax-qualified status, the separate accounts investing in the Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable contract owners indirectly invested in the Fund, including losing the benefit of tax deferral.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

The International Stock Fund may be required to pay foreign governments withholding or other taxes on dividends, interest earned, or other gains of foreign securities. If so, the taxes will reduce the Fund’s dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

OWNERSHIP OF SHARES

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Fund or Class without the consent or approval of other interest holders.

As of April 1, 2007, the following shareholders were deemed to be a “control person” as such term is defined in the 1940 Act.

Fund	Name and Address of beneficial owner	% Ownership of the Class
International Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	32.29%

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Statement of Additional Information

International Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	60.08%
Small Company Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	26.61%
Small Company Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	66.18%
Large Company Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	32.98%

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Statement of Additional Information

Large Company Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	59.35%
Diversified Bond Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	35.76%
Diversified Bond Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	54.37%
International Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	80.01%

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Statement of Additional Information

Small Company Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	90.61%
Large Company Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	91.72%
Diversified Bond Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	92.30%

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Principal Holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5 percent or more of any one Class of the Fund’s outstanding securities. As of April 1, 2007, the following shareholders were deemed to be “principal holders” as such term is defined in the 1940 Act.

Fund	Name and Address of beneficial owner	% Ownership of the Class
International Stock Fund I Shares	Travelers Life & Annuity Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	6.74%

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Statement of Additional Information

Small Company Stock Fund I Shares	Travelers Life & Annuity Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	6.45%
Large Company Stock Fund I Shares	Travelers Life & Annuity Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	6.88%
Diversified Bond Fund I Shares	Travelers Life & Annuity Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	8.78%
International Stock Fund R Shares	Smith Barney Corporate Trust CO FBO Smith Barney 401(k) Account 2 Tower Center Blvd E Brunswick, NJ 08816-1100	19.80%
Small Company Stock Fund R Shares	Smith Barney Corporate Trust CO FBO Smith Barney 401(k) Account 2 Tower Center Blvd E Brunswick, NJ 08816-1100	9.20%

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Statement of Additional Information

Large Company Stock Fund R Shares	Smith Barney Corporate Trust CO FBO Smith Barney 401(k) Account 2 Tower Center Blvd E Brunswick, NJ 08816-1100	8.13%
Diversified Bond Fund R Shares	Smith Barney Corporate Trust CO FBO Smith Barney 401(k) Account 2 Tower Center Blvd E Brunswick, NJ 08816-1100	7.48%

FINANCIAL STATEMENTS

The Company’s financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm in the Company’s Annual Report are incorporated herein by reference.

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Statement of Additional Information

APPENDIx A

METLIFE INVESTMENT FUNDS, INC.

Disclosure of Portfolio Holdings Policy

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

POLICY: This document sets forth the policies and procedures to be followed by MetLife Investment Funds Management LLC (“MIFM”) and the MetLife Investment Funds, Inc.’s (the “Corporation”) subadvisers (collectively, the “Advisers”) regarding the disclosure of the Corporation’s funds’ (the “Funds”) portfolio holdings information. This Policy is designed to protect the confidentiality of the Corporation’s portfolio holdings information and to seek to prevent the selective disclosure of such information. This Policy is also designed to seek to ensure compliance by the Advisers with the antifraud provisions of the federal securities laws, including certain provisions of the Investment Company Act of 1940 (“1940 Act”) and rules promulgated thereunder, and general principles of fiduciary duty.

PROCEDURES:

Confidential Dissemination to Outside Parties

•

An Adviser may disclose the Funds’ portfolio holdings information to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the Securities and Exchange Commission only if an Authorized Person (as defined below) determines that:

•	there is a legitimate business purpose for the disclosure; and

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Statement of Additional Information

•	the recipient is subject to a confidentiality agreement or a duty not to trade on or disclose the nonpublic information.

•	A legitimate business purpose includes disseminating or providing access to portfolio information to:

•	the Corporation’s service providers (e.g., custodian, independent auditors, CRA Rogers Casey) in order for the service providers to fulfill their contractual duties to the Corporation;

•	a newly hired Adviser prior to the Adviser commencing its duties;

•	the subadviser of a Fund that will be the surviving Fund in a merger; and

•	firms that provide pricing services, proxy voting services and research and trading services.

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Statement of Additional Information

•	The confidentiality agreement must contain the following provisions:

•	The Corporation’s portfolio information is the confidential property of the Corporation and may not be used for any purpose except in connection with the provision of services to the Corporation;

•	The information may not be traded upon; and

•	The recipient agrees to limit access to the information to its employees and agents who shall be subject to a duty to keep and treat such information as confidential.

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Statement of Additional Information

•

The information that may be disseminated to such outside parties is limited to information that the Adviser believes is reasonably necessary in connection with the services to be provided by the recipient.

•	Non-public portfolio information may not be disseminated for compensation or other consideration.

•

An Adviser’s Chief Compliance Officer, persons designated by the Adviser’s Chief Compliance Officer, an Adviser’s principal executive or principal accounting officer, or persons designated by such officers, (each, an “Authorized Person”) is authorized to disseminate nonpublic portfolio information, but only in accordance with these procedures.

•

Any exceptions to these procedures may be made only if approved by the Adviser’s and the Corporation’s Chief Compliance Officer as in the best interests of the Corporation, and only if such exceptions are reported to the Corporation’s Board of Directors at its next regularly scheduled meeting.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Dissemination within MetLife Organization

•	Dissemination of nonpublic portfolio information to MetLife enterprise employees shall be limited to those persons:

•	who are subject to a duty to keep such information confidential; and

•	who need to receive the information as part of their duties.

Dissemination to Contractowners

•

As a general matter, the Corporation disseminates portfolio holdings to contractowners or to qualified plan custodians, trustees and participants only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contractowners or qualified plan custodians, trustees and participants or the general public.

A.	Shareholder Reports. The Corporation publicly discloses their portfolio holdings twice a year in the annual and semi-annual report to shareholders. These reports must be mailed within 60 days after the end of the reporting period. These reports are filed with the SEC.

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Statement of Additional Information

B.	Form N-Q. The Corporation is required to file their complete portfolio holdings on Form N-Q as of the close of the first and third quarters of each year. The reports must be filed with the SEC not later than 60 days after the close of the quarter.

C.	Morningstar. State Street Bank and Trust Company (“State Street”) sends to Morningstar a list of each Fund of the Corporation’s portfolio holdings as of the end of each quarter. (Portfolio holdings are disclosed for each Fund as a whole and are not disclosed on a subadviser-by-subadviser basis.) State Street sends the report to Morningstar not earlier than 60 days after the end of the quarter.

Disclosures Required by Law

No provision of these procedures is intended to restrict or prevent the disclosure of portfolio holding information that may be required by applicable law or which are requested by governmental authorities.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

REQUIREMENTS:

•	All initial registration statements and post-effective amendments to effective registration statements filed on Form N-1A on or after December 5, 2004 must:

¡	State that a description of the Corporation’s policies and procedures with respect to the disclosure of the Corporation’s portfolio securities is available:

•	in the Corporation’s SAI; and

•	on the Corporation’s website, if applicable.

¡	Describe the Corporation’s policies and procedures with respect to the disclosure of the Corporation’s portfolio securities to any person, including certain specified information.

¡

Describe any ongoing arrangements to make available information about the Corporation’s portfolio securities to any person, including the identity of the persons who receive information pursuant to such arrangements.

•

In the release adopting Rule 38a-1 under the 1940 Act, the SEC states that a Corporation’s compliance policies and procedures should address potential misuses of nonpublic information, including the disclosure to third parties of material information about the Funds’ portfolio, its trading strategies, or pending transactions.

ADOPTED: September 7, 2006

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Current Disclosure Arrangements

(Other than those Specified in Policy)

Service Bureaus

Vestrek

Factset Research Systems, Inc.

Institutional Shareholder Services

Plexus

Brown Brothers Harriman & Co.

Investment Technology Group, Inc.

Automatic Data Processing, Inc. (formerly IRRC)

Security Class Action Services, LLC

State Street Investment Manager Solutions

Subadviser Candidates

None

Service Provider Candidates

None

Disclosure Permitted by CCO

None

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

APPENDIX B

METLIFE INVESTMENT FUNDS, INC.

Proxy Voting Policy

POLICY: It is the policy of the MetLife Investment Funds, Inc. (the “Corporation”) to ensure that proxies are voted in the best interests of Fund shareholders. The Corporation believes that each subadviser who performs investment advisory services for a Fund (a “Subadviser”) is in the best position and has the necessary information to vote proxies in the best interest of a Fund and its shareholders. The Subadvisers therefore shall have responsibility for voting the proxies relating to Fund securities, subject to the continuing oversight of MetLife Investment Funds Management LLC (“MIFM”) and the board of directors of the Corporation.

REQUIREMENT: Item 12(f) of Form N-1A requires a fund that invests in voting securities to describe the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities.

ADOPTED: September 7, 2006

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

October 2004

ALLIANCE BERNSTEIN L.P.

Statement of Policies and Procedures for Proxy Voting

Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

Corporate Governance: AllianceBernstein’s proxy voting policies recognize the importance of

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Statement of Additional Information

good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-US markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Appointment of Auditors: AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to US issuers, making this issue less prevalent in the US. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Changes in Legal and Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

Corporate Restructurings, Mergers and Acquisitions: AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision.

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Statement of Additional Information

Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Anti-Takeover Measures: AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

Executive Compensation: AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed

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Statement of Additional Information

plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

Social and Corporate Responsibility: AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Procedures

Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder

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Statement of Additional Information

groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Exhibit A

PROXY VOTING GUIDELINES

Set forth below are Alliance Capital’s proxy voting guidelines pertaining to specific issues. Proposals are generally voted in accordance with these guidelines, however, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation. In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. Proposals not specifically addressed by these guidelines, whether submitted by management or shareholders will be evaluated on a case-by-case basis, keeping in mind the objective of these guidelines which is to increase the value of the securities in our clients’ accounts.

These guidelines are divided into two sections: Management and Shareholder proposals. These guidelines are intended to provide an indication on how Alliance Capital will respond to certain proxy voting issues. Where this policy indicates we will vote in favor of a management proposal on a given issue, we would in turn vote against a corresponding shareholder proposal (e.g. we will vote for management proposals to eliminate cumulative voting and vote against shareholder proposals to adopt it).

I.	MANAGEMENT PROPOSALS

A.	BUSINESS / FINANCIAL ISSUES

1. Election of Directors	For

Unless there is a proxy contest for seats on the Board or if Alliance Capital determines that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management-proposed slate of directors.

Alliance Capital believes that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that

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Statement of Additional Information

fail to act on key issues5 such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and directors who fail to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

While Alliance believes companies should have a majority of independent directors and independent key committees, absent compelling reasons to the contrary, we will not withhold votes for directors who meet the definition of independence of the exchange on which the company’s shares are traded. In addition, we will not withhold votes for directors because they serve on a number of boards of directors.

Controlled Company Exemption	Case-by-Case

NYSE listing standards provide that listed companies where 50% of the voting power is held by an individual, group or another company, need not comply with the requirement to have a majority of independent directors and independent key committees. Where a company was taken advantage of this “controlled company” exemption we will not withhold votes for directors for failure to establish majority independent board of key committees directors provided that shareholders with a majority voting interest have a majority economic interest. Conversely, we will withhold votes from directors for failure to adhere to such independence standards where shareholders with a majority voting interest have a minority economic interest.

Voting for Director Nominees in a Contested Election	Case-by-Case

[5]

We will not withhold votes for directors who have failed to implement a proposal to expense options prior to the effective date of FASB’s statement of Accounting Standards No. 123. Pursuant to this rule, public companies must expense options in the first financial reporting period after June 15, 2005.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Votes in a contested election of directors are evaluated on a case-by-case basis considering, among other things, the following factors: the target company’s long-term financial performance relative to its industry; management’s track record with respect to safeguarding the interests of shareholders; the background of the proxy contest including the steps the dissidents took to influence management prior to initiating the proxy contest; the qualifications of director nominees of both the incumbent and dissident slates; and an evaluation of the objectives and goals made in the competing offers as well as the likelihood that the proposed objectives and goals can be met.

2. Appointment of Auditors	For

Alliance Capital believes that the company is in the best position to choose the accounting firm and will generally support management’s recommendation. While the Sarbanes-Oxley Act of 2002 has proscribed certain non-audit services by auditors, there are still many non-audit services that auditing firms are permitted to provide to a company. We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor we will consider the amount of non-audit related services performed versus the total audit fees paid by the company to the auditing firm and if there are any other reasons to question the independence of the firm’s auditors.

3. Increase Authorized Common Stock	Case-by-Case

Alliance Capital will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for employee savings plans, stock option or executive compensation plans. We will oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory

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Statement of Additional Information

explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. Moreover, we would generally support the use of derivative instruments (e.g. put options and call options) as part of a share increase proposal absent any reason to the contrary.

4. Authorize Share Repurchase	For

We will generally support share repurchase proposals that are part of a well articulated and conceived capital strategy. We will assess proposals to give the Board unlimited discretion to repurchase shares on a case-by-case basis. Furthermore, we would generally support the use of derivative instruments (e.g. put options and call options) as part of a share repurchase plan absent any reason to the contrary.

5. Changes in Board Structure and

Amending the Articles of Incorporation	For

Companies may propose various provisions with respect to the structure of the Board of Directors including changing the manner in which Board vacancies are filled, directors are nominated or the number of directors. Such proposals may require amending the charter or by-laws or otherwise require shareholder approval. In most instances, these proposals are not controversial nor an anti-takeover device. Therefore, Alliance Capital generally votes in favor of such proposals.

Other changes in a company’s charter, articles of incorporation or by-laws are usually technical or administrative in nature. Absent a compelling reason to the contrary, we will support such proposals.

6. Corporate Restructurings,

Merger Proposals and Spin-offs	Case-by-Case

Proposals requesting shareholder approval of corporate restructurings, merger proposals

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Statement of Additional Information

and spin-offs are determined on a case-by-case basis. For Alliance accounts, the views of the research analyst who covers the particular company and/or the portfolio managers of the client accounts with holdings in the company are weighed heavily. For Bernstein, the Bernstein Proxy Voting Committee, in consultation appropriate Investment Policy Group and the research analyst, will determine how the proxy should be voted.

7. Considering Non-Financial Effects of a Merger Proposal	Against

We will oppose proposals that require the Board to consider the impact a merger would have on groups other than a company’s shareholders, such as employees, consumers, business partners, and the communities in which the company is located. We expect that a company’s Board will act only in the best interest of its shareholders at all times.

8. Director Liability and Indemnification	Case-by-Case

Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and negligence.

Moreover, increased litigation against directors and an accompanying rise in the cost for directors liability insurance has prompted a number of states to adopt laws that reduce a director’s liability for a breach of the fiduciary duty of care. These state laws usually require shareholder approval of this statutory protection.

Generally, Alliance Capital will support indemnification provisions that are in accordance with state law. Alliance Capital will vote in favor of proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We will vote in favor of proposals that expand coverage for directors and officers in the event their legal defense is unsuccessful but where the director was found to have acted in good faith and in the best interests of the company. We will oppose indemnification for gross negligence.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

9. Stock Option Plans	Case-by-Case

Stock option plans are designed to attract, hold and motivate good executives, employees and, increasingly, outside directors. However, some plans are excessively generous and reward only a small percentage of top executives.

Stock option plans are the single most common, and perhaps the most complex, item shareholders are called upon to decide. Additionally, they are a major corporate expense and therefore warrant careful study. Because each plan may be different, it is necessary to look at the terms and conditions of each proposed plan to ensure that the plan properly aligns the long term interests of management and shareholders.

Alliance Capital will review the proposed plans to ensure that shareholder equity will not be excessively diluted, the exercise price is not below market price on the date of grant, an acceptable number of employees are eligible to participate and an excessive percentage of the company’s shares are not granted but unexercised and/or reserved under other plans (commonly referred to as “overhang”).

Careful consideration is given to proposals that seek approval of plans where the dilution level of the proposed plan, together with all other continuing plans, exceeds 10 to 20%. In addition, we will scrutinize closely plans that allow for granting in excess of 2% of the shares outstanding in a given year (commonly referred to as the “run rate”) and will look favorably on plans that specifically restrict annual grants to below this level. We may also evaluate a company’s use of options over the preceding three years. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. We also consider other factors such as the company’s performance and industry practice.

Alliance Capital will utilize outside proxy advisory services to assist in compiling the data relevant to our decision.

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Statement of Additional Information

10. Stock Splits	Case-by-Case

Companies often seek shareholder approval for a stock split in order to increase the liquidity of its common stock. This in turn lowers the price thereby making the stock more attractive to small investors. Alliance Capital will generally vote in favor of a proposal to split a company’s stock.

B. ANTI-TAKEOVER ISSUES

1. Blank Check Preferred Stock	Against

A Blank Check Preferred Stock proposal is one that authorizes the issuance of certain preferred stock at some future point in time and allows the Board to establish voting, dividend, conversion, and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a poison pill defense, or some other entrenchment device. Our concern is that once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we will generally oppose this type of proposal.

2. Classified Boards	Against

A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the Board can be elected or replaced each year. Since this type of proposal has fundamental anti-takeover implications, Alliance Capital opposes the adoption of classified boards unless there is a justifiable financial reason or where an adequate sunset provision exists. However, where a classified board already exists, we will not withhold votes for directors who sit on such boards. We will withhold votes for directors that fail to implement shareholder approved proposals to declassify boards.

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Statement of Additional Information

3. Fair Price Provisions	Case-by-Case

A Fair Price Provision in the company’s charter or by laws is designed to ensure that each shareholder’s securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the Board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.

Fair pricing provisions attempt to prevent the “two tiered front loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.

Alliance Capital will consider fair price provisions on a case-by-case basis. We will vote against any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any fair price provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e. shares beneficially owned by individuals other than the acquiring party).

4. Limiting a Shareholder’s Right to	Against

Call Special Meetings

Companies contend that limitations upon the shareholders’ right to call special meetings are needed to prevent minority shareholders from taking control of the company’s agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.

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Statement of Additional Information

5. Limiting a Shareholder’s Right to	Against

Act by Written Consent

Action by written consent enables a large shareholder or group of shareholders of a company to initiate votes on corporate matters prior to the annual meeting. Alliance Capital believes this is a fundamental shareholder right and therefore will oppose proposals that seek to eliminate or limit this right. Conversely, we will support shareholder proposals seeking to restore these rights.

6. Supermajority Vote Requirements	Against

A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.

In most instances, Alliance Capital will oppose these proposals and will support shareholder proposals that seek to reinstate the simple majority vote requirement.

7. Reincorporation	Case-by-Case

Alliance Capital performs a case-by-case review of proposals that seek shareholder approval to reincorporate in a different state or country taking into consideration management’s stated reasons for the proposed move.

There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. For example, corporations may choose to reincorporate to another state after a restructuring or a merger or they may seek the flexibility certain states offer when organizing and operating a corporation’s internal governance. Delaware is the state most often selected. However, in many cases a reincorporation proposal is an attempt by the corporation to take advantage of a particular state’s anti-takeover statute.

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Careful scrutiny will also be given to proposals that seek approval to reincorporate outside the United States to countries, such as Bermuda, that serve as tax havens. Alliance Capital recognizes that such provisions can help facilitate the growth of a company’s non-US business and can potentially benefit shareholders when a company lowers its tax liability. When evaluating such proposals, Alliance Capital considers factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences to shareholders as a result of the reincorporation.

8. Issuance of Stock with Unequal Voting Rights	Against

Proposals seeking shareholder approval for the issuance of stock with unequal voting rights generally are used as an anti-takeover device. These proposals are frequently structured as a dual class capitalization plan that establishes two classes of stock. To encourage shareholders to approve plans designed to concentrate voting power in the hands of insiders, some plans give higher dividends to shareholders willing to exchange shares with superior voting rights for shares with inferior voting rights.

Unequal voting rights plans are designed to reduce the voting power of existing shareholders and concentrate a significant amount of voting power in the hands of management. In the majority of instances, they serve as an effective deterrent to takeover attempts. Alliance Capital deems such plans unacceptable and in most instances will vote against these proposals.

9. Elimination of Preemptive Rights	Case-by-Case

Preemptive rights allow the shareholders of the company to buy newly issued shares before they are offered to the public in order to maintain their percentage ownership. Alliance Capital believes preemptive rights are an important shareholder right and therefore careful scrutiny must be given to management’s attempts to eliminate them. However, since preemptive rights can be prohibitively costly to widely held companies, the benefit of such rights will be weighed against the economic effect of maintaining the right.

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10. Other Business	Against

Proposals such as this allow management to act on issues that shareholders may raise at the annual meeting. Since it is impossible to know what issues may be raised, Alliance Capital will vote against such proposals.

II.	SHAREHOLDER PROPOSALS

A.	CORPORATE GOVERNANCE ISSUES

1.	Submit Company’s Shareholder Rights

Plan to Shareholder Vote	For

Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of that company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the company’s stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impend takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.

Alliance Capital will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. Alliance Capital will evaluate on a case-by-case basis proposals to completely redeem or eliminate a rights plan.

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2. Implement Confidential Voting	For

Proponents of confidential voting argue that proxy voting should be conducted under the same rules of confidentiality as voting in political and other elections — by secret ballot, with an independent party verifying the results. Supporters of these proposals argue that open balloting allows management to re-solicit shareholders and to urge—or sometimes coerce—them into changing their votes. Opponents argue that confidential voting makes it more difficult for a company to garner the necessary votes to conduct business (especially where a supermajority vote is required) because proxy solicitors cannot determine how individual shareholders voted.

Alliance Capital supports confidential voting because we believe that voting on shareholder matters should be free of any potential for coercion or undue influence from the company or other interested parties.

3. Adopt Cumulative Voting	Against

Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being voted upon. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, A holder of 10 shares normally casts 10 votes for each 12 nominees to the Board thus giving him 120 (10 x 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

Alliance Capital believes that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company. Therefore we will generally vote against such proposals, and for management proposals to eliminate it.

4. Anti-Greenmail Proposal	For

Greenmails, commonly referred to as “legal corporate blackmail”, are payments made to

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a potential hostile acquirer who has accumulated a significant percentage of a company’s stock. The company acquires the raider’s stock at a premium in exchange for an agreement that the raider will not attempt to acquire control for a certain number of years. This practice discriminates against all other shareholders as only the hostile party receives payment which is usually at a substantial premium over the market value of its shares. These proposals seek to prevent greenmail by adopting amendments to the company’s charter or by-laws that limit the board’s ability to acquire blocks of the company’s stock at above- market prices.

Alliance Capital will vote in favor of an anti greenmail proposal provided the proposal has no other management initiated anti-takeover features.

5. Opt Out of State Anti-takeover Law	Case-by-Case

Many states have enacted anti-takeover laws requiring an acquirer to obtain a supermajority of a company’s stock in order to exercise control. For example, under Delaware law, absent board approval, a bidder must acquire at least 85% of a company’s stock before the bidder can exercise control. Such laws represent a formidable takeover defense for companies because by simply placing 15% of the stock in “friendly” hands, a company can block an otherwise successful takeover attempt that may be in the best interests of the shareholders. These statutes often allow companies to opt-out of this law with the approval of a majority of the outstanding shares.

Shareholders proposing opt out resolutions argue that these anti-takeover laws grant the Board too much power to determine a matter that should be left to the shareholders. Critics of such proposals argue that opt-out provisions do not prevent takeovers, but rather provide the Board with an opportunity to negotiate a better deal for all shareholders. Since each state’s anti-takeover laws are different, and must be considered in the totality of all of a company’s takeover defenses, Alliance Capital reviews these proposals on a case-by-case basis.

6. Equal Access to the Proxy	For

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These proposals ask companies to give shareholders equal access to the proxy materials in order to state their views on various proxy issues.

Proponents argue that, as owners, shareholders should have access to the proxy materials. While SEC rules provide for the inclusion of shareholder resolutions in the proxy materials, there are a number of handicaps, such as the 500 word limit on a proponent’s written argument and limits on the subjects that can be addressed. By contrast, management ability to comment on shareholder proposals is unlimited.

Management often argues that shareholders already have significant access to the proxy as provided by law (i.e., the right to have shareholder proposals included in the proxy statement and the right to suggest director candidates to the nominating committee). Furthermore, it would be unworkable to open the proxy process, management argues, because of the large number of shareholders that might wish to comment and it would be impossible to screen out “nuisance” proposals.

Alliance Capital supports resolutions calling for enhancement of shareholders’ ability to access proxy materials to ensure that proxy statements are written in a manner that allow for reasonable consideration by shareholders. However, we believe access should still be limited to discourage proposals put forward by shareholders who may have their own agenda or who otherwise do not have the best interests of all shareholders in mind.

7. Open Access to Proxy	Case-by-Case

In October 2003, the SEC proposed new rules that would, upon the occurrence of specific “triggering events”, give certain shareholders the ability to include their nominees for a company’s board in the proxy statement. Access to the proxy would be triggered if:

•	One or more directors receives withhold votes exceeding 35% of the votes cast; or

•	A shareholder proposal seeking access to the proxy is submitted by a shareholder (or group of shareholders) who hold at least 1% of the shares and the proposal is approved by a majority of votes cast.

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Once access to the proxy is triggered, shareholders that own more than 5% of the company’s securities will be eligible to nominate a director nominee (or nominees depending on the size of the board). Nominating shareholders must intend to continue to hold these securities through the meeting at which the election of directors is held.

While this rule has not been adopted, shareholders may request a company voluntarily submit to some type of open-access. Alliance Capital will analyze such proposals on a case-by-case basis, considering, among other things, the proponent’s rationale for the proposal. At companies where we believe the proposal is appropriate, we will generally support proposals that are modeled after the SEC proposed rule, but only if the open access is triggered if one of more directors receives withhold votes for 50% or more (as opposed to 35%) of the votes cast. Further, we will oppose plans that require the nominating shareholder to intend to hold securities through the meeting at which the election of directors will be considered.

8. Submit Golden Parachutes/Severance Plans

to a Shareholder Vote	For

Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. Alliance Capital recognizes that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders thereby serving as a constructive anti-takeover mechanism. Accordingly, we will support proposals to submit severance plans that exceed 2.99 times the sum of an executive officer’s base salary plus bonus and that are triggered by a change in control to a shareholder vote but will review proposals to ratify or redeem such plans on a case-by-case basis.

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9. Submit Golden Parachutes/Severance Plans to a Shareholder

Vote Prior to being Negotiated by Management	Against

Alliance Capital believes that in order to attract qualified employees companies must be free to negotiate compensation packages without shareholder interference. Shareholders must then be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we will oppose proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management.

10. Disclose Executive and Director Pay	For

Generally, Alliance Capital votes for shareholder proposals seeking additional disclosure of executive and director compensation. This includes proposals that seek to specify the measurement of performance based compensation.

11. Limit Executive Pay	Against

Alliance Capital believes that management, within reason, should be given latitude in determining the mix and types of awards it offers. We will vote against shareholder proposals to limit executive pay that we deem too restrictive.

12. Performance Based Stock Option Plans	Case-by-Case

Shareholder proposals such as these require a company to adopt a policy that all or a portion of future stock options granted to executives be performance based. Performance based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance based options provide an incentive for executives to outperform the market as a whole and prevent

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management from being rewarded for average performance. While Alliance Capital believes that management, within reason, should be given latitude in determining the mix and types of awards it offers, we recognize the benefit of linking executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options be performance based, we will generally support proposals that require a portion of options granted to senior executives be performance based. However, since performance based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.

13. Mandatory Holding Periods	Against

Alliance Capital will vote against shareholder proposals asking companies to require a holding period after exercise for executive stock options.

14. Submit Option Repricing to a Shareholder Vote	For

Repricing underwater options reduces the incentive value of stock compensation plans and dilutes shareholder value. Consequently, Alliance Capital supports shareholder proposals to seek to require a company to submit option repricing to a shareholder vote.

15. Expensing Stock Options	For

Alliance Capital recognizes that stock options have become a significant part of the compensation structure of many companies. Critics argue that since there is no uniform method of accounting for options, expensing them may distort a company’s income statement in comparison to its competitors that do not expense them. However, we believe that not expensing options may lead to a similar distortion as we view options as a large company expense. Accordingly, we will support shareholder proposals requiring companies to expense stock options.

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16. Exclude Pension Income from

Performance Based Compensation	For

Alliance Capital is aware that companies may seek to artificially inflate earnings based on questionable assumptions about pension income. Even though these practices are acceptable under the relevant accounting rules, we believe that pension income is not an acceptable way to increase executive pay and that management’s discretion in estimating pension income is a potential conflict of interest. Accordingly, we will support such proposals.

17. Majority of Independent[6] Directors	For

The Board of Directors has a duty to act in the best interest of shareholders at all times. Alliance Capital believes that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, Alliance will support proposals seeking a majority of independent directors on the board. While we are aware of the listing requirements of the NYSE and NASDAQ (which require companies to have a majority of independent directors on their board), Alliance Capital will support such proposals regardless of where the company is listed.

18. Majority of Independent Directors on Key Committees	For

In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, Alliance Capital believes that the audit,7 nominating and compensation committees should be composed of a majority of independent outside directors. While we are aware of the listing requirements of the NYSE and NASDAQ (that require fully independent nominating and

[6]	For purposes of this manual, an independent director is one that meets the requirements of independence pursuant to the listing standards of the exchange on which the common stock is listed.
[7]	Pursuant to SEC rules, adopted as directed by the Sarbanes-Oxley Act of 2002, as of October 31, 2004, US listed issuers must have a fully independent audit committee.

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compensation committees), Alliance Capital will support such proposals regardless of where the company is listed. However, in order to allow companies an opportunity to select qualified candidates for these important board positions, at this time we will not withhold votes for inside directors that sit on these committees.

19. Separate Chairman and CEO	For

We believe that a combined chairman and CEO position raises doubt as to the objectivity of the board towards evaluating the performance of senior executives. Therefore, we will generally vote in favor of proposals to separate the two positions. However, companies may have governance structures in place that can satisfactorily counterbalance a combined position.

Furthermore, for companies with smaller market capitalizations separate positions may not be practical. We will vote against proposals which require the position of chairman to be held by an independent director.

20. Separating Auditors and Consultants	Case-by-Case

We believe that a company serves its shareholders’ interest by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of others services. Alliance Capital will evaluate on a case-by-case basis proposals that go beyond the SEC rules by prohibiting auditors from performing other non-audit services or calling for the Board to adopt a policy to ensure auditor independence. We will take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor.

21. Limit Term of Directorship	Against

Such proposals limit the term a director may serve on a Board to a set number of years.

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Proponents believe that this will enable new ideas to be introduced to the company. Opponents argue that director turnover increases the instability of the Board. Alliance Capital believes that a director’s qualifications, not length of service, should be the only factor considered.

22. Stock Ownership Requirement	Against

These proposals require directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the Board. Alliance Capital does not believe stock ownership is necessary to align the interests of directors and shareholders. Accordingly, we will oppose these proposals.

23. Pay Directors Only in Stock	Against

Alliance Capital does not believe that share ownership is the only way for a director to align his or her interests with those of the shareholders. Further, we believe that management should be given latitude in determining the mix and types of compensation it offers its directors. Accordingly, we will oppose these proposals.

24. Require Two Candidates for Each Board Seat	Against

Alliance Capital believes that proposals such as these are detrimental to a company’s ability to attract highly qualified candidates. Accordingly, we will oppose these proposals.

25. Rotation of Locale for Annual Meeting	Against

Proponents contend that the site of the annual meeting should be moved each year to a different locale in order to allow as many shareholders as possible to attend the annual meeting. Alliance Capital believes the location of a company’s annual meeting is best left to the discretion of management, unless there is evidence that the location of previous meetings was specifically chosen with the intention of making it more difficult for shareholders to participate in the meeting.

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B.	SOCIAL RESPONSIBILITY, ENVIRONMENTAL AND POLITICAL ISSUES

1.	Introduction

These types of shareholder proposals often raise controversial issues and may have both a financial and non-financial impact on the company. Accordingly, except as noted below Alliance Capital will assess these proposals on a case-by-case basis.

We recognize that the effect of certain polices on a company may be difficult to quantify, but nevertheless they do affect the company’s long term performance. Long term value creation is our overriding concern in these matters. We therefore consider the impact of these proposals on the future earnings of the company. Alliance Capital will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Set forth below are recent examples of issues that we may be required to address.

2.	Social Issues

a. Tobacco

There is perhaps no issue more controversial than tobacco, due to the increased negative media attention and heightened concern not only of doctors and smokers, but of nonsmokers, politicians, public health and child welfare advocates. With this backdrop, tobacco companies and even non-tobacco companies with ties to the industry have seen a marked increase in proposals seeking greater responsibility and social consciousness from management.

Proposals relating to tobacco issues range from issuing warnings on the risks of environmental tobacco smoke and risks of smoking-related diseases, to linking executive compensation with reductions in teen smoking.

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b. Report on Workplace Diversity and/or Employment Policies

Equal employment refers to the hiring and promotion of women, minorities and the handicapped in the work force. Resolutions generally ask companies to report progress in complying with affirmative action laws. Proponents of equal employment opportunity resolutions support additional reporting in order to sensitize companies to the issue and provide a measurement of performance in this area. We will give careful consideration to whatever policies are already in place at the company.

c. Amend EEO Statement to	For

Include a Reference to Sexual Orientation

We will vote in favor of proposals requiring a company to amend its Equal Opportunity Employment policies to specifically reference sexual orientation.

d. Sweatshops

These proposals ask companies to issue reports on their corporate standards for doing business abroad and to adopt mechanisms for ensuring vendor compliance with these standards. The standards include policies to ensure that workers are paid sustainable living wages, and to ensure that children are not used as forced labor. We will give careful consideration to whatever policies are already in place at the company.

e. Animal Testing

These proposals ask companies to reduce reliance on animal tests for consumer product safety. Proponents of the resolutions argue that animals are needlessly being subjected to painful tests, and that companies should be required to disclose information on the numbers of animals tested, the types of animals used and the types of tests performed.

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Opponents, on the other hand, argue that the disclosure requirements of the U.S. Department of Agriculture are sufficient and that some testing is still necessary to avoid product liability suits.

f. Genetically Altered or Engineered Food

These proposals seek to require companies to label genetically modified organisms in a company’s products or in some cases completely eliminate their use. Proponents argue that such measures should be required due to the possible health and safety issues surrounding the use of such products. Opponents point out that the use of such products help improve crop productivity, there is no evidence that such products pose a safety hazard and that implementing such proposals that could have immediate negative economic effects on the company.

g. Plant Closings

These proposals ask companies to create or expand programs to relocate workers displaced by a plant closing. Supporters of plant closing resolutions argue management should be more sensitive to employees both during the decision on closing a plant and in efforts at relocation. Companies generally respond that they already have programs to accommodate displaced workers. In addition, federal law now requires 60 days’ advance notice of a major plant closing or layoff and a number of states also have applicable regulations.

h. Bank Lending in Developing Countries

These shareholder proposals call on banks to change their lending policies in order to benefit social peace, economic growth and endangered natural resources in developing countries. Supporters of these resolutions ask banks to forgive some of the loans because most U.S. banks have already increased their loan loss reserves to cover possible losses, and that this is already reflected in the stock price. Opponents argue that banks cannot become charitable institutions, and that to forgive debt would simply exacerbate and prolong basic structural economic problems among the debtor countries.

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i. Pharmaceutical Pricing

Proposals such as these seek to require a company to implement pricing restraints to make prescription drugs more affordable, both domestically and in third-world countries. Proponents argue that drug prices in the United States, considered to be among the highest in the world, make adequate medical care inaccessible to those other than the most affluent. Critics of such proposals argue that artificial price controls would reduce revenues, deter investors and ultimately reduce funds available for future research and development.

3. Environmental Issues

Environmentalists have launched nationwide campaigns over the past three decades in an effort to preserve and protect the natural resources of the United States. Greater emphasis is being placed on the responsibility of industry to preserve these natural resources by modifying or eliminating ecologically destructive activities. Increasingly, corporations are asked to be more responsive to environmental concerns.

a. The CERES Principles

Many environmental proposals include a recommendation that companies adopt and report their compliance with the Coalition of Environmentally Responsible Economies (the “CERES” Principles). The CERES Principles are a set of ten principles committing the company to environmental improvement. Proponents argue that endorsement of the CERES principles gives a company greater public credibility than standards created by industry or government regulation alone. Companies argue that implementing the CERES Principles only duplicates their current environmental policies and is an additional cost to the company.

b. Nuclear Waste Disposal

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These resolutions ask companies to allocate a portion of the cost of building nuclear power plants for research into nuclear waste disposal. Proponents argue that, because the life span of certain waste byproducts exceeds current containment capabilities, the industry should begin concentrating on waste management and disposal. While opponents acknowledge the need for research, they contend that the problem is overstated, and that some suggested containment programs are unnecessarily expensive.

4. Political Issues

a. Implement the MacBride Principles in Northern Ireland

The MacBride Principles aim to fight discriminatory anti Catholic employment practices in the British state of Northern Ireland. The Principles encourage U.S. companies to actively recruit Catholic employees and where possible groom them for management responsibilities. Companies are also asked to ensure job security for their Catholic employees and to abolish the use of inflammatory religious emblems.

Supporters argue that the MacBride Principles effectively address Northern Ireland’s inequalities in employment (in Northern Ireland, unemployment among Catholic men is twice as high as among Protestant men). Opponents contend that the adoption of the MacBride Principles is itself a form of reverse discrimination, which may violate British law. The British government is concerned that adoption may increase the “hassle factor” of doing business in the economically troubled area, as well as reduce the attractiveness of investments.

b. Reports on Corporate and Subcontractor Operations in Northern Ireland

These proposals request that corporate Boards submit a report to shareholders outlining the company’s, or its subcontractors’, labor practices in Northern Ireland. Supporters argue that such proposals could encourage fair labor practices within Northern Ireland, and provide a means for companies to align their worldwide stance on employment with

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the position they hold in America. Opponents contend that current anti-discrimination regulation is sufficient and that providing one more report (which some companies consider a burdensome task) will do little to alleviate Northern Ireland’s religious tensions.

c. Military Issues

These proposals ask companies involved in military production to report on future plans and to diversify or convert to the production of civilian goods and services. Opponents of these resolutions are concerned that conversion is not economically rational, and view the proposals as intrusions into management’s decision making prerogative. Opponents also point to the imperative of a strong defense as reason enough to continue military production.

d. Reporting Political/Charitable Contributions

These shareholder resolutions typically ask for greater disclosure of charitable and political contributions. By requiring reports to shareholders, proponents of these shareholder resolutions contend investors can help police wrongdoings in the political system. Critics of these proposals contend that reformers overstate the problem and that a company should play an active role in expressing its opinion about relevant legislation. Shareholder proposals relating to charitable contributions often seek to require companies to report on or restrict charitable contributions. Proponents of such proposals argue that charitable contributions are an inappropriate use of company assets since the purpose of any corporation is to make a profit. Opponents argue that charitable contributions are a useful means for a company to create goodwill. They believe management is in the best position to determine which charities are deserving and are against proposals that seek to promote the special interests of a particular shareholder.

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III. Proxy Voting Guideline Summary

I.	Management Proposals

A. Business Financial Issues

	Issue	For	Against	Case-by-Case	Abstain

1.	Election of Directors	✓

2.	Appointment of Auditors	✓

3.	Increase Authorized Common Stock			✓

4.	Authorize Share Repurchase	✓

5.	Changes in Board Structure and Amending the Articles of Incorporation	✓

6.	Corporate Restructurings, Merger Proposals and Spin-offs			✓

7.	Considering Non-Financial Effects of a Merger Proposal		✓

8.	Director Liability and Indemnification			✓

9.	Stock Option Plans			✓

10.	Stock Splits			✓

B. Anti-Takeover Issues

	Issue	For	Against	Case-by-Case	Abstain

1.	Blank Check Preferred Stock		✓

2.	Classified Boards		✓

3.	Fair Price Provisions			✓

4.	Limiting a Shareholder’s Right to Call Special Meetings		✓

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5.	Limiting a Shareholder’s Right to Act by Written Consent	✓

6.	Supermajority Vote Requirements	✓

7.	Reincorporation		✓

8.	Issuance of Stock with Unequal Voting Rights	✓

9.	Elimination of Preemptive Rights		✓

10.	Other Business	✓

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II. Shareholder Proposals

A. Corporate Governance Issues

	Issue	For	Against	Case-by-Case	Abstain

1.	Submit a Shareholder Rights Plan to a Shareholder Vote	✓

2.	Implement Confidential Voting	✓

3.	Adopt Cumulative Voting		✓

4.	Anti-Greenmail Proposal	✓

5.	Opt out of State Anti-takeover law			✓

6.	Equal Access to Proxy	✓

7.	Open Access to Proxy			✓

8.	Submit Severance Plans (Golden Parachutes) to a Shareholder Vote	✓

9.	Submit Severance Plans (Golden Parachutes) and/or Employment Agreements to a Shareholder Vote Prior to being Negotiated by Management		✓

10.	Disclose and/or Limit Executive and Director Pay			✓

11.	Limit Executive Pay			✓

12.	Performance Based Stock Option Plans			✓

13.	Mandatory Holding Periods		✓

14.	Submit Option Reprising to a Shareholder Vote	✓

15.	Expensing Stock Options	✓

16.	Exclude Pension Income from Performance Based Compensation	✓

17.	Majority of Independent Directors	✓

18.	Majority of Independent Directors on Key Committees	✓

19.	Separate Chairman and CEO	✓

20.	Separating Auditors and Consultants			✓

21.	Limit Term of Directorships		✓

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22.	Stock Ownership Requirement	✓

23.	Pay Directors Only in Stock	✓

24.	Require Two Candidates for Each Board Seat	✓

25.	Rotation of Locale for Annual Meeting	✓

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B. Social, Environmental and Political Issues:

Except as noted below, Alliance votes on these proposals on a case-by-case basis. Alliance will vote against shareholder proposals that will cause the company to incur excessive or unnecessary expenses and may abstain from shareholder proposals that are unlikely to have any economic effect on company’s business or financial conditions.

		For	Against	Case-by-Case	Abstain
1	Amend EEO Statement to Include a Reference to Sexual Orientation	✓

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PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security:

Date of Shareholder Meeting:

Short description of the conflict

(client, mutual fund distributor, etc):

1. Is our proposed vote on all issues consistent with our stated proxy voting policy?

                    Yes                 No

If yes, stop here and sign below as no further review is necessary. If no, please attach any documentation supporting the proxy voting decision.

2. List the issue(s) where our proposed vote is contrary to our stated policy (director election, cumulative voting, equity compensation plan, etc):

3. Describe any substantive contact with any interested outside party and the proxy voting committee or an Alliance investment professional that was material to our voting decision? Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, write “None” below:

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4. Is our proposed vote is contrary to our client’s position?

☐  Yes            ☐  No

If yes, stop here and sign below as no further review is necessary.

5. Is our proposed vote consistent with the views of Institutional Shareholder Services?

☐  Yes            ☐  No

If yes, stop here and sign below as no further review is necessary.

If No:

Has the Independent Mutual Fund Compliance Officer determined whether the proposed vote is reasonable (by signing this form)?

☐  Yes            ☐  No

If No, please explain and indicate what action has been, or will be taken:

Prepared by:

Date:

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Independent Compliance Officer Approval (if necessary. Email approval is acceptable.):

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Phillip Kirstein

Independent Mutual Fund Compliance Officer

Date:

Please return this completed form and all supporting documentation to Andrew Murphy in the Legal and Compliance Department and keep a copy for your records.

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PROXY VOTING GUIDELINES & PROCEDURES SUMMARY

ClearBridge Advisors, LLC

The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.

ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would

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have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the

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fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

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Delaware Management Company

SUMMARY OF PROXY VOTING

GUIDELINES AND PROCEDURES

If and when proxies need to be voted on behalf of the Fund, Delaware Management Company (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company’s operations and products.

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The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

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OECHSLE INTERNATIONAL ADVISORS, LLC

PROXY VOTING POLICIES and PROCEDURES

I. Introduction

On January 31, 2003, the Securities and Exchange Commission adopted rules and rule amendments under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 that address an adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies.

Oechsle International Advisors, LLC (“Oechsle”) has adopted and implemented Proxy Voting Policies and Procedures (“Policies and Procedures”) that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with Oechsle’s fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 and SEC Rule 38 a-1 under the Investment Company Act of 1940. In addition, these Polices and Procedures reflect the long-standing standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2 (July 29, 1994). Finally, the Policies and Procedures address the standards that apply to the voting of proxies, how to obtain a copy of these Policies and Procedures and how a client may obtain information regarding the votes cast on the client’s behalf.

II. General Statement & Policy

Oechsle considers client proxies to be a significant corporate asset and regards proxy voting as an important fiduciary function. Proxy voting is informed by Oechsle’s responsibility to exercise the duty of loyalty and care and uphold the best interests of shareholders. Oechsle votes proxies in what Oechsle believes to be the best interests of clients given the relevant facts and circumstances and Oechsle’s good faith determination. Oechsle’s authority to vote client proxies is generally established under the investment management agreement executed by the client. In an instance that

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such authority is not explicitly granted, Oechsle seeks clarification from the client regarding authority to vote. Oechsle adheres to the proxy voting guidelines of clients who provide them to Oechsle or who issue directives indicating that they wish to have proxies voted in a particular manner.

The proxies voted by Oechsle emanate from issuers who are typically based overseas. In the international arena, differences in the level of disclosure ( i.e., limited or less timely information) and in the regulatory framework of each country give rise to significant variations in corporate governance structures and the types of proposals featured on the shareholder meeting agendas. Due to the diversity and complexity associated with international proxy voting, Oechsle is supported in its efforts by an independent third party proxy service (“Institutional Shareholder Services”, “ISS”) that maintains extensive, predetermined proxy voting guidelines and provides: research and analysis, recommendations on the manner in which to vote issues, administration and record keeping services. Generally, Oechsle adheres to the predetermined guidelines and recommendations of the third party proxy service, based on the third party service’s research and analysis, because its guidelines, recommendations and research are: independent, impartial, and based on an in-depth scrutiny of the company, the issue, or other salient factors of a proposal. Under certain limited circumstances, Oechsle may deviate from the predetermined proxy voting guidelines and / or recommendations and may supplement research and analysis with its own.

Direct Communication with Management

Although Oechsle may also engage in dialogue with management regarding pending voting issues, Oechsle does not typically engage in any form of shareholder activism with regard to pending proxy issues.

Proxy Voting Limitations

Due to certain circumstances, there are times that it would not be appropriate or Oechsle would be limited in voting proxies on behalf of clients. Examples are:

•	The client has entered into a securities lending program and shares have been loaned and are not available for purposes of voting.

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•	The securities have been sold short as permitted under the guidelines of a client account.

•

The costs of voting are unjustifiably high. With respect to ERISA accounts the Department of Labor has clarified that fiduciaries must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision whether voting a given proxy proposal is prudent and solely in the interests of the plan's participants and beneficiaries. The fiduciary's decision should take into account the effect that the plan's vote, either by itself or together with other votes, is expected to have on the value of the plan's investment and whether this expected effect would outweigh the cost of voting. Similarly, the SEC acknowledged this principle when adopting Rule 206(4)-6 under the Investment Advisers Act of 1940.

•

With regard to all accounts, it is Oechsle’s general policy that when voting requires attendance at a shareholder meeting in a foreign country or other requirement that Oechsle deems to be disproportionate to the benefits to shareholders that accrue from voting, shares will not be voted.

•

When voting the proxy has no material effect on a shareholder’s economic interest or the value of the shares the account holds are indeterminable or insignificant, limited responsibility or abstention may apply.

•	Proxies are not provided expeditiously by the issuer or the issuer’s agent to Oechsle’s third party proxy service.

•

Share blocking restrictions prevent the voting of proxies. Some countries prohibit the sale of proxies between the date voted and the date of the shareholder annual general meeting. In the instance of an issuer from a country that imposes share blocking restrictions, Oechsle reserves the right not to vote proxies if it deems the client’s interests to be better served by not voting in order to preserve the flexibility to sell the shares during the “blocked” period.

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III. Potential Conflicts of Interest.

A.	Voting in accordance with ISS Recommendation

1)	When Oechsle votes proxies in agreement with ISS’ independent recommendation, Oechsle does not pose a risk for potential conflicts of interest. ISS will make its determination based on predetermined voting guidelines approved annually by Oechsle.

2)	TBAC is to monitor, evaluate, and affirm the firm’s proxy voting process, the Independent Third Party Proxy Service, and the overall proxy program. The TBAC will, no less than annually, affirm the continued use of ISS as the Independent Third Party Proxy Service by approving ISS’ policies and procedures regarding potential conflicts of interest and their predetermined proxy voting guidelines.

B.	Oechsle Votes Proxies Independent of ISS Recommendation

1)	When Oechsle deems it in the best interest of the client to vote proxies independent of ISS’ recommendation, there is a potential for a conflict of interest to exist. Oechsle prohibits inappropriate influence, direction or manipulation in the voting of proxies by any person or entity whether affiliated or unaffiliated. Those assigned responsibility for proxy voting are to perform their duties and responsibilities objectively and impartially and in the best interests of shareholders without regard for any personal gain or benefit (including gain or benefit on the part of relatives, friends or any acquaintance) or gain or benefit to Oechsle or any person or entity associated with, related to or involved with Oechsle. The following are examples of such potential conflicts:

•	A principal or other employee of Oechsle serves in the capacity of a board member of an issuer that solicits proxies of securities in which client accounts are invested[1].

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•	A principal or other employee of Oechsle has inappropriate contact with proxy proposal proponents, corporate directors or candidates for directorship for purposes of influencing the voting of proxies.

•	Oechsle votes the proxies of an issuer that is a client or is being pursued as a client.

2)	Mitigation of Conflict.

Oechsle seeks to neutralize opportunities to influence or manipulate proxy voting by:

a)	Requiring documentation of the matter, certification of the rationale and authorization of the Chief Operating Officer, General Counsel or the Chief Compliance Officer (“CCO”) when Oechsle deviates from the predetermined guidelines and recommendations from ISS.

b)	Insulating the proxy voting process from influence by permitting only designated personnel, whose roles and responsibilities are defined in these Policies and Procedures, to engage in the voting of proxies, supplement analysis or intervene in the determination of proxy votes to be cast and other tasks associated with proxy voting.

c)	Requiring all principals and other employees, in the unlikely event that Oechsle deviates from ISS’ recommendation, to disclose to the Chief Operating Officer, General Counsel or the CCO conflicts of interest in the form of any communication or other interaction intended to improperly influence proxy voting (e.g., an internal or external party offers a gift if a principal or employee exerts influence so that votes are cast for a reason other than the maximization of shareholder interests in exchange for a business opportunity or a gift).

[1]

Under Oechsle’s Code of Ethics (the “Code), “access” persons must obtain specific authorization to serve as members of a board of directors. All Oechsle employees are “access” persons. For purposes of these Policies and Procedures, board membership is monitored by means of reporting required under the Code.

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IV. RESPONSIBILITY AND OVERSIGHT

Oechsle’s Executive Committee has adopted these Policies and Procedures to conform with SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and the requirements of SEC Rule 38a-1 of the Investment Company Act of 1940 in its role as sub-advisor to registered investment companies. The Executive Committee has outlined the following duties and responsibilities:

1)	The Proxy Coordinator

The Proxy Coordinator’s duties are to administer and manage the proxy voting process and program. The Proxy Coordinator is instrumental in the proxy voting process and program. He is to:

•	Manage the relationship with ISS.

•	Administer the process by performing certain functions, including but not limited to:

a)	Notify ISS and establish an account for each client who has authorized proxy voting. Similarly, the Proxy Coordinator shall notify the client’s custodian that proxies are to be supplied to ISS.

b)	Weekly, transmit information about the holdings of each account to ISS to update its records regarding positions held for which proxy voting is authorized. ISS reconciles ballots and contacts custodians for missing proxies.

c)	Obtain proxy solicitation materials made generally available to the issuer’s security holders regarding the shareholder annual meeting, voting dates and votes to be cast.

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d)	Obtain information about the research and analysis and the voting recommendation from the third party proxy service; review the material and if the Proxy Consultant decides to deviate from ISS’ recommendation:

•	Determine if a conflict of interest appears to exist[2]. Perceived conflicts of interest in the casting of votes are to be reviewed with the Chief Operating Officer, General Counsel or the CCO.

•	Verify that the recommended vote conforms to the client’s proxy guidelines or directives if applicable.

•

Complete the Proxy Vote Deviation Form (see Exhibit A). As necessary, the form will contain the rationale for the deviation; be certified by the Proxy Consultant; authorized by the Chief Operating Officer, General Counsel or the CCO; and be accompanied by supplemental research, if any.

•	Instruct ISS of the vote to be cast.

•	Ensure records are properly maintained.

e)	Report annually to the Trading and Brokerage Allocation Committee on matters including but not limited to the status of proxy voting operations, the performance of the third party proxy service provider, conflicts of interest and their resolution, deviations from the predetermined proxy guidelines and recommendations, requests received for these Policies and Procedures and requests received for votes (other than routine proxy solicitations).

[2]	The Proxy Coordinator will be apprised by the CCO of potential conflicts of interest that are observed, reported or otherwise known to the Chief Operating Officer, General Counsel or the CCO.

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f)	Inform the Chief Operating Officer, General Counsel or the CCO of issues and concerns as necessary and assist in the resolution of issues.

g)	Fulfill and maintain records of client requests for proxy votes.

2)	The Proxy Consultant

The Proxy Consultant is a member of the Investment Team assigned to research and analyze an issuer to provide guidance and direction to the Proxy Coordinator in the review of substantive issues relating to the issuer. Proxy Consultants are to intervene and recommend a vote that deviates from the predetermined proxy guidelines and / or recommendations when they conclude that the predetermined guidelines and / or recommendations do not support shareholder interests. The duties of the Proxy Consultant are to:

a.	Maintain an informed position with regard to the issuer’s proxy issues deemed relevant and advise and guide the Proxy Coordinator on substantive proxy issues as necessary.

b.	Initiate, and inform the Proxy Coordinator of, revisions to votes and deviations to be made varying from the predetermined guidelines and / or recommendations. The Proxy Consultant shall certify the rationale regarding the deviation on the Proxy Vote Deviation Form and provide supplemental research associated with the deviation, if any.

3)	Compliance

Compliance is to review procedures periodically to ensure that the scope and operations of the proxy voting process and program meet the applicable regulatory requirements and are appropriate and sufficient. The CCO assists in the resolution of issues involving conflicts of interest. The CCO will inform the Proxy Coordinator of potential conflicts of interest that are observed, reported or otherwise known to the Chief Operating Officer, General Counsel or the CCO.

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4)	Trading and Brokerage Allocation Committee

The Trading and Brokerage Allocation Committee (“TBAC”) is to monitor the proxy voting process and program by means of the annual report presented by the Proxy Coordinator. The TBAC is to evaluate the operations of the program including a review of ISS’ written policies and procedures and provide recommendations to the Proxy Coordinator, the Chief Operating Officer, the General Counsel, the CCO or the Executive Committee as necessary.

5)	Chief Operating Officer, General Counsel and CCO

The Chief Operating Officer, General Counsel or CCO are to: authorize or deny deviations from the predetermined policies and recommendations as necessary and apprise one another of and address conflicts of interest, other issues and concerns as they are observed, reported by the Proxy Coordinator, reported by internal or external parties or otherwise known. They are to inform the Executive Committee of issues as necessary.

V. RECORDKEEPING AND DISCLOSURES

A.	Documentation / Reports

The Proxy Coordinator shall document the proxy voting deviation process, ensure completion of the Proxy Voting Deviation Form, obtain certifications and authorizations as necessary and accompany with supplemental research, if any.

B.	Record Keeping

Oechsle shall maintain the following records:

1.	A copy of these Policies and Procedures;

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2.	A record of each proxy statement received.

3.	A record of each vote cast.

4.	Records pertaining to the decision surrounding the casting of the vote. These include: the research, analysis and recommendation of the third party proxy service; when applicable, a completed Proxy Voting Deviation Form; and additional research (if any) provided by the Proxy Consultant.

5.	The Proxy Coordinator shall retain a copy of the annual report to the TBAC.

6.	Each written client request for proxy voting records and the response to any client request for such records.

The Proxy Coordinator, in conjunction with the independent third party proxy service, maintains items 2 through 6. Compliance maintains item 1. Proxy voting books and records are maintained by Oechsle or on behalf of Oechsle by its third party proxy service for a period of six years.

C.	Availability of Policies and Procedures.

Clients may obtain Oechsle’s Policies and Procedures from Oechsle’s Proxy Coordinator. Typically, requests will be fulfilled within 15 days of receipt of the request and may be placed by:

Writing to the Proxy Coordinator and requesting a copy of Oechsle’s Proxy Policies and Procedures at:

Oechsle International Advisors, LLC

Att: Proxy Coordinator

One International Place, 23rd Floor

Boston, MA 02110

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Emailing the Proxy Coordinator at ProxyRequest@oechsle.com and requesting the Proxy Policies and Procedures.

Calling the Proxy Coordinator at 617-330-8810 and requesting the Proxy Policies and Procedures.

D.	Availability and Disclosure of Votes. Oechsle will arrange for the release of voting information in written form through its third party proxy voting service typically within 15 days of receipt of the request for information as follows:

1)	Clients. Upon written request to the Proxy Coordinator (at the address above) by a party known to be authorized by the client, Oechsle will provide information regarding proxies voted on behalf of that client only to the requesting party. Information regarding the voting of shares on behalf of other clients will not be provided by Oechsle.

The information to be supplied is:

¡ The name of the issuer of the security.

¡ The identifier (ISIN) of the portfolio security.

¡ The shareholder meeting date.

¡ A brief identification of the matter voted on.

¡ Whether the matter was proposed by an issuer or by a security holder.

¡ Whether a vote was cast.

¡ How the vote was cast, i.e., for, against or abstain.

¡ Whether the vote was for or against management.

2)	Third Parties. Typically, Oechsle will not release information with regard to the voting of proxies to third parties. Only in the instance of written authorization by

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the client empowering Oechsle to provide the information to a third party will Oechsle release information pertaining to the votes cast, which will be limited to information pertaining to the votes cast on behalf of that specific client.

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OFI INSTITUTIONAL ASSET MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

(as of April 1, 2006)

These Proxy Voting Policies and Procedures, which include the attached “Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OFI Institutional Asset Management, Inc. and its subsidiary, Trinity Investment Management Corp. (together “OFII”) in voting portfolio proxies relating to securities held by its clients, including registered investment companies sub-advised by OFII .

A.	Accounts and Funds for which OFII has Proxy Voting Responsibility

Separate Accounts. OFII provides separate account investment advisory services to individuals, trusts, pension plans, insurance companies, public funds, foundations, endowments, and corporations (“Accounts”). Unless otherwise specifically provided in the agreement between OFII and its clients, OFII is responsible for evaluating and voting on all proxy proposals.

Sub-Advised Funds. OFII also serves as an investment sub-adviser for a number of registered investment companies (“Sub-Advised Funds”). Pursuant to contractual arrangements between OFII and many of those Sub-Advised Funds’ managers, OFII is responsible for proxy voting of the portfolio proxies held by those Sub-Advised Funds.

B.	Proxy Voting Committee

OFII has an internal proxy voting committee (the “Committee”) which among other things, provides oversight of OFII’s proxy voting process to ensure that OFII meets its regulatory and corporate governance obligations for voting of portfolio proxies.

C.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFII owes a fiduciary duty to its Accounts and Sub-Advised Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of its Accounts and Sub-Advised Funds and

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their shareholders. In this regard, OFII seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFII generally votes portfolio proxies in a uniform manner and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFII generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held in its Accounts and Sub-Advised Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFII’s primary consideration is the economic interests of its Accounts and Sub-Advised Funds and their shareholders.

2.	Proxy Voting Agent

On behalf of the Accounts and Sub-Advised Funds, OFII may retain an independent, third party proxy voting agent to assist OFII in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines.

3.	Material Conflicts of Interest

OFII votes portfolio proxies without regard to any other business relationship between OFII (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFII must identify material conflicts of interest that may arise between the interests of its Accounts and Sub-Advised Funds and their shareholders and OFII, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFII or any of its affiliates (together “OFII”), on the other, including, but not limited to, the following relationships:

•	OFII provides significant investment advisory or other services to a company whose management is soliciting proxies or OFII is seeking to provide such services;

•	an officer of OFII serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFII;

•	OFII serves as an investment adviser to the pension or other investment account of the portfolio company or OFII is seeking to serve in that capacity; or

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•	OFII and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFII a loss of revenue or other benefit.

OFII and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFII’s voting of portfolio proxies. To minimize this possibility, OFII and the Committee employ the following procedures:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFII will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFII on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFII on how to vote, OFII will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFII has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•

If neither of the previous two procedures provides an appropriate voting recommendation, OFII may retain an independent fiduciary to advise OFII on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFII to abstain from voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by its Accounts or Sub-Advised Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFII from selling the shares of the foreign security for a period of time if OFII votes the portfolio proxy relating to the

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foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFII, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFII may determine not to vote such securities. If OFII determines to vote a portfolio proxy and during the “share-blocking period” OFII would like to sell an affected foreign security for one or more of its Accounts or Sub-Advised Funds, OFII, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.	Securities Lending Programs

The Accounts and Sub-Advised Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Account) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Account or Sub-Advised Fund.

If an Account or Sub-Advised Fund participates in a securities lending program, OFII will attempt to recall the Account’s or Sub-Advised Fund’s portfolio securities on loan and vote proxies relating to such securities if OFII determines that the votes involve matters that would have a material effect on the Account’s or Sub-Advised Fund’s investment in such loaned securities.

D.	Recordkeeping

OFII will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFII’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

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•	Records of written client requests for proxy voting information and any written responses of OFII to such requests; and

•	Any written materials prepared by OFII that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary.

F.	Proxy Voting Guidelines

The Guidelines adopted by OFII are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFII has most frequently encountered in the past several years.

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APPENDIX A

OFI Institutional Asset Management Inc. Proxy Voting Guidelines

1.	OPERATIONAL ITEMS

1.1	Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.2	Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

1.3	Change Company Name.

•	Vote WITH Management

1.4	Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.5	Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

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AUDITORS

1.6	Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent.

•	Fees for non-audit services are excessive.

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote AGAINST shareholder proposals asking for audit firm rotation.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

•	Composition of the board and key board committees

•	Attendance at board meetings

•	Corporate governance provisions and takeover activity

•	Long-term company performance relative to a market index

•	Directors’ investment in the company

•	Whether the chairman is also serving as CEO

•	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

•	Attend less than 75% of the board and committee meetings without a valid excuse.

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•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.

•	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

•	Are audit committee members; and the non-audit fees paid to the auditor are excessive.

•	Enacted egregious corporate governance policies or failed to replace management as appropriate.

•	Are inside directors or affiliated outside directors; and the full board is less than majority independent.

•	Are CEOs of publicly-traded companies who serve on more than three public boards, i.e., more than two public boards other than their own board

•	Sit on more than six public company boards.

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):

•	If the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

•

If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFII will not recommend a WITHHOLD vote.

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2.2	Board Size

•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.

•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

2.4	Cumulative Voting

•	Vote FOR proposal to eliminate cumulative voting.

2.5	Require Majority Vote for Approval of Directors

•	Vote AGAINST proposal to require majority vote approval for election of directors

2.6	Director and Officer Indemnification and Liability Protection

•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

•	Vote FOR proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•	Vote FOR indemnification proposals that would expand coverage beyond just

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legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

2.7	Establish/Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8	Filling Vacancies/Removal of Directors.

•	Vote AGAINST proposals that provide that directors may be removed only for cause.

•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9	Independent Chairman (Separate Chairman/CEO)

•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

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•	Two-thirds independent board

•	All-independent key committees

•	Established governance guidelines

•

The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

2.10	Majority of Independent Directors/Establishment of Committees

•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11	Open Access

•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC’s proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

2.12	Stock Ownership Requirements

•

Vote WITH Management on shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

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•

Vote WITH Management on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

2.13	Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFII views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

•	Long-term financial performance of the target company relative to its industry

•	Management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•	Stock ownership position

3.2	Reimbursing Proxy Solicitation Expenses

•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFII recommends in favor of the dissidents, OFII also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting

•	Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

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•

If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.

•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).

•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

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4.4	Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5	Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6	Establish Shareholder Advisory Committee

•	Vote WITH Management

4.7	Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights

•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases

•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

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•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Non-completion risk

5.3	Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest

5.4	Bundled Proposals

•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities

•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

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5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

•	Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.

•	Adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs and Minority Squeezeouts)

•	Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:

•	Offer price/premium

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•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interests

•	Other alternatives/offers considered

•	Non-completion risk

5.9	Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed

•	Percentage of ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk

5.10	Liquidations

•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price (premium or discount)

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•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest

5.12	Private Placements/Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

5.13	Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure

5.14	Value Maximization Proposals

•	Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize

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shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, when appropriate consideration is given to ISS “transfer-of-wealth” analysis. (See section 8.5)

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions

•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions

•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

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•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions

•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals

•

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes

•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

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7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

7.4	Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

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7.5	Preemptive Rights

•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock

•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7	Pledge of Assets for Debt (Generally Foreign Issuers)

•

OFII will consider these proposals on a CASE-BY-CASE basis. Generally, OFII will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

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7.8	Recapitalization

•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered

7.9	Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.

•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10	Share Purchase Programs

•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.11	Stock Distributions: Splits and Dividends

•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

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7.12	Tracking Stock

•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.

•

In general, OFII considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFII analyzes stock option plans, paying particular attention to their dilutive effect. While OFII generally supports management proposals, OFII opposes compensation proposals that OFII believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2	Director Compensation

Examine compensation proposals on a CASE-BY-CASE basis. In general, OFII

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considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

8.3	Bonus for Retiring Director

•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan

•

Consider on a CASE-BY-CASE basis. In general, OFII considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless OFII believe the proposal is excessive.

In casting its vote, OFII may review the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

•	Vote FOR plans which do not

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8.6	Director Retirement Plans

•	Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.

•

Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

8.7	Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

8.8	Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is 27 months or less

•	The number of shares allocated to the plan is 10% or less of the outstanding shares

•	Votes AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is greater than 27 months

•	The number of shares allocated to the plan is more than 10% of the outstanding shares

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8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10	Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

•	Vote WITH MANAGEMENT

8.12	401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.13	Shareholder Proposals Regarding Executive and Director Pay

•	Vote WITH MANAGEMENT on shareholder proposals seeking additional disclosure of executive and director pay information.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

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•	Vote WITH MANAGEMENT on shareholder proposals to put option repricings to a shareholder vote.

•	Vote WITH MANAGEMENT for all other shareholder proposals regarding executive and director pay.

8.14	Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

8.15	Golden Parachutes and Executive Severance Agreements

•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control management

•	The amount should not exceed three times base salary plus guaranteed benefits

8.16	Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

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8.17	Supplemental Executive Retirement Plans (SERPs)

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

SOCIAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFII believes the issues do not primarily involve financial considerations and OFII ABSTAINS from voting on those issues.

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SSgA Funds Management, Inc.

Proxy Voting Policy

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA FM Manager of Corporate Governance is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

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In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Governance is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios’ holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

•

Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) number of other boards(other than those affiliated with the issuers)

•	Approval of auditors

•	Directors' and auditors' compensation

•	Directors' liability and indemnification

•	Discharge of board members and auditors

•	Financial statements and allocation of income

•	Dividend payouts that are greater than or equal to country and industry standards

•	Authorization of share repurchase programs

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•	General updating of or corrective amendments to charter

•	Change in Corporation Name

•	Elimination of cumulative voting

II. Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

•	Capitalization changes which eliminate other classes of stock and voting rights

•

Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

•	Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific—ranging from 5% to 20%) of the outstanding shares

•	Elimination of “poison pill” rights

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessive

•	Other stock-based plans which are appropriately structured

•	Reductions in super-majority vote requirements

•	Adoption of anti-"greenmail" provisions

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III. Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:

•	Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

•	Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of Shareholders’ Right to Call Special Meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of Meeting to Solicit Additional Votes

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•	"Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

•	Against offers when there are prospects for an enhanced bid or other bidders

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

•	Requirements that auditors attend the annual meeting of shareholders

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•

The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

•	Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

•	Mandates that amendments to bylaws or charters have shareholder approval

•	Mandates that shareholder-rights plans be put to a vote or repealed

•	Establishment of confidential voting

•	Expansions to reporting of financial or compensation-related information, within reason

•	Repeals of various anti-takeover related provisions

•	Reduction or elimination of super-majority vote requirements

•	Repeals or prohibitions of "greenmail" provisions

•	"Opting-out" of business combination provisions

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

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•	Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

II. SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

•

Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

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•	Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

•	Proposal asking companies to adopt full tenure holding periods for their executives

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors ”target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA’s Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions

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that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM’s pre-determined policy would eliminate FM’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the

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enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not FM’s, best interests.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

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Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Wellington Management Company, LLP

Proxy Policies and Procedures

Dated: April 1, 2007

Introduction

Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies	As a matter of policy, Wellington Management:
1 Takes responsibility for voting client proxies only upon a client’s written request.

2 Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

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3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

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Responsibility and Oversight	Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting	Authorization to Vote Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

RECEIPT OF PROXY

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

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Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting. Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:

•     Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

•     Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•     Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to

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individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

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In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: April 1, 2007

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Wellington Management Company, LLP

Exhibit A

Proxy Voting Guidelines

Dated: March 1, 2005

Introduction	Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

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Voting Guidelines	Composition and Role of the Board of Directors
	• Election of Directors:	Case-by-Case

Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

	• Classify Board of Directors:	Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

	• Adopt Director Tenure/Retirement Age (SP):	Against

	• Adopt Director & Officer Indemnification:	For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

	• Allow Special Interest Representation to Board (SP):	Against

	• Require Board Independence:	For

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Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

• Require Key Board Committees to be Independent.	For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

• Require a Separation of Chair and CEO or Require a Lead Director:	For

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• Approve Directors’ Fees:	For

• Approve Bonuses for Retiring Directors:	Case-by-Case

• Elect Supervisory Board/Corporate Assembly:	For

• Elect/Establish Board Committee:	For

• Adopt Shareholder Access/Majority Vote on Election of Directors (SP):	Case-by-Case

Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

• Adopt/Amend Stock Option Plans:	Case-by-Case

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

• Adopt/Amend Employee Stock Purchase Plans:	For

• Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

• Approve Remuneration Policy:	Case-by-Case

• Exchange Underwater Options:	Case-by-Case

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

• Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

• Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP):	Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

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Statement of Additional Information

• Expense Future Stock Options (SP):	For

• Shareholder Approval of All Stock Option Plans (SP):	For

• Disclose All Executive Compensation (SP):	For

Reporting of Results

• Approve Financial Statements:	For

• Set Dividends and Allocate Profits:	For

• Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

• Ratify Selection of Auditors and Set Their Fees:	Case-by-Case

Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

• Elect Statutory Auditors:	Case-by-Case

• Shareholder Approval of Auditors (SP):	For

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Shareholder Voting Rights
• Adopt Cumulative Voting (SP):	Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

• Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of

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directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

– We generally support plans that include:

– Shareholder approval requirement

– Sunset provision

– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize Blank Check Preferred Stock: We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.	Case-by-Case

• Eliminate Right to Call a Special Meeting:	Against

• Increase Supermajority Vote Requirement:	Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

• Adopt Anti-Greenmail Provision:	For

• Adopt Confidential Voting (SP):	Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

• Remove Right to Act by Written Consent:	Against

Capital Structure
• Increase Authorized Common Stock:	Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase.

• Approve Merger or Acquisition:	Case-by-Case

• Approve Technical Amendments to Charter:	Case-by-Case

• Opt Out of State Takeover Statutes:	For

• Authorize Share Repurchase:	For

• Authorize Trade in Company Stock:	For

• Approve Stock Splits:	Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

• Approve Recapitalization/Restructuring:	Case-by-Case

• Issue Stock with or without Preemptive Rights:	For

• Issue Debt Instruments:	Case-by-Case

Social Issues
• Endorse the Ceres Principles (SP):	Case-by-Case

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

• Disclose Political and PAC Gifts (SP):	Case-by-Case

Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

• Require Adoption of International Labor Organization’s Fair Labor Principles (SP):	Case-by-Case

• Report on Sustainability (SP):	Case-by-Case

Miscellaneous
• Approve Other Business:	Against

• Approve Reincorporation:	Case-by-Case

• Approve Third-Party Transactions:	Case-by-Case

Dated: April 1, 2007

Western Asset

Procedure:	Proxy Voting

Departments Impacted:	Investment Management, Compliance, Investment Support, Client Services

References:	WA Compliance Manual – Section R - Proxy Voting WAML Compliance Manual – Section 4.11 - Proxy Voting Investment Advisers Act Rule 206(4)-6 and Rule 204-2 ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2

Effective:	August 1, 2003

BACKGROUND

An investment adviser is required to adopt and implement policies and procedures that

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we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

Policy

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

Western Asset Management Company

385 East Colorado Blvd. Pasadena, CA 91101 • Tel: (626) 844-9400 • Fax: (626) 844-9450

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PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

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Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

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Statement of Additional Information

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to: 0

1.	Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

METLIFE INVESTMENT FUNDS, INC.

Statement of Additional Information

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

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b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western

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Statement of Additional Information

Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

2.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

3.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

4.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

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a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

4.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

5.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

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Statement of Additional Information

III.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

PART C

OTHER INFORMATION

Item 23.	Exhibits.

(a)	(1)	Articles of Incorporation (14)

	(2)	Amendment to Articles of Incorporation (14)

	(3)	Amendment to Articles of Incorporation (16)

	(4)	Amendment to the Articles of Incorporation (26)

(b)	By-Laws (8)

(c)	Not Applicable

(d)	Investment Advisory Contracts

	(1)	Investment Management Agreement between Registrant and CitiStreet Funds Management LLC (26)

	(2)	Subadvisory Agreement dated September 1, 2005, among the Registrant, CitiStreet Funds Management LLC and Alliance Capital Management L.P. (International Stock Fund) (26)

	(3)	Subadvisory Agreement dated September 1, 2005, among the Registrant, CitiStreet Funds Management LLC and Oechsle International Advisors LLC (International Stock Fund) (26)

	(4)	Subadvisory Agreement dated January 5, 2006, among the Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc. (International Stock Fund) (26)

	(5)	Subadvisory Agreement dated May 1, 2006, among the Registrant, CitiStreet Funds Management LLC and Delaware Management Company (Small Company Stock Fund) (26)

	(6)	Subadvisory Agreement May 1, 2006, among the Registrant, MetLife Investment Management LLC and OFI Institutional Asset Management, Inc. (Small Company Stock Fund) (26)

	(7)	Amendment to the Subadvisory Agreement dated May 1, 2006 among the Registrant, MetLife Investment Management LLC and OFI Institutional Asset Management, Inc. (Small Company Stock Fund) (26)

	(8)	Subadvisory Agreement dated January 5, 2006, among the Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc. (Small Company Stock Fund) (26)

	(9)	Subadvisory Agreement dated September 1, 2005, among the Registrant, CitiStreet Funds Management LLC and Wellington Management Company, LLP (Large Company Stock Fund) (26)

	(10)	Subadvisory Agreement dated December 1, 2006, among the Registrant, MetLife Investment Funds Management LLC and ClearBridge Advisors, LLC (Large Company Stock Fund) is filed herein.

	(11)	Subadvisory Agreement dated January 5, 2006, among the Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc. (Large Company Stock Fund) (26)

	(12)	Subadvisory Agreement dated September 1, 2005, among the Registrant, CitiStreet Funds Management LLC and Western Asset Management Company (Diversified Bond Fund) (26)

	(13)	Subadvisory Agreement dated May 1, 2006, among the Registrant, MetLife Investment Funds Management LLC and Wellington Management Company LLP (Diversified Bond Fund) (26)

	(14)	Subadvisory Agreement dated January 5, 2006, among the Registrant, CitiStreet Funds Management LLC and SSgA Funds Management, Inc. (Diversified Bond Fund) (16)

(e)	Underwriting Contracts

	(1)	Participation Agreement dated September 1, 2006 among Registrant, MetLife Insurance Company of Connecticut, MetLife Investment Funds Management LLC and MetLife Securities, Inc. is filed herein.

	(2)	Participation Agreement dated September 1, 2006 among Registrant, MetLife Life and Annuity Company of Connecticut, MetLife Investment Funds Management LLC and MetLife Securities, Inc. is filed herein.

	(3)	Distribution Agreement dated September 1, 2006 between Registrant and MetLife Securities, Inc. is filed herein.

(f)	Not Applicable

(g)	Custodian Agreements

	(1)	Custodian Agreement between Registrant and State Street Bank & Trust Company (20)

	(2)	Securities Lending Agreement between Registrant and State Street Bank & Trust Company (20)

(h)	(1)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (26)

	(2)	Administrative Services Agreement dated May 1, 2003, between the Registrant and CitiStreet Funds Management LLC (26)

(i)	Opinion of Counsel is filed herein.

(j)	Consent of Independent Accountants is filed herein.

(k)	Not Applicable

(l)	Not Applicable

(m)	(1)	Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan) is filed herein.

	(2)	Shareholder Services Agreement dated October 2, 2006 between CitiStreet Equities, LLC, CitiStreet LLC, MetLife Investment Funds Management LLC and MetLife Investment Funds, Inc. is filed herein.

	(3)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 between Registrant, MetLife Investment Funds Management LLC and CitiStreet LLC and its affiliates is filed herein.

(n)	Rule 18f-3 Plan (17)

(o)	Not Applicable

(p)	Code of Ethics for:

	(1)	MetLife Investment Funds, Inc., MetLife Investment Funds Management LLC and MetLife Securities, Inc. is filed herein.

	(2)	Alliance Capital Management L.P. is filed herein.

	(3)	Delaware Management is filed herein.

	(4)	Western Asset Management Company is filed herein.

	(5)	SSgA Funds Management, Inc. (25)

	(6)	Wellington Management Company, LLP is filed herein.

	(7)	Smith Barney Fund Management LLC (16)

	(8)	Oechsle International Advisors LLC is filed herein.

	(9)	OFI Institutional Asset Management, Inc. (26)

(q)	(1)	Powers of Attorney (25)

	(2)	Power of Attorney for Elizabeth M. Forget is filed herein.

(1)	Incorporated by reference to the initial registration statement filed January 27, 1993.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 filed April 22, 1993.
(3)	Incorporated by reference to Post-Effective Amendment No. 1 filed November 24, 1993.
(4)	Incorporated by reference to Post-Effective Amendment No. 2 filed March 1, 1994.
(5)	Incorporated by reference to Post-Effective Amendment No. 3 filed November 24, 1993.
(6)	Incorporated by reference to Post-Effective Amendment No. 4 filed April 28, 1995.
(7)	Incorporated by reference to Post-Effective Amendment No. 5 filed April 29, 1996.
(8)	Incorporated by reference to Post-Effective Amendment No. 6 filed February 28, 1997.
(9)	Incorporated by reference to Post-Effective Amendment No. 7 filed April 30, 1997.
(10)	Incorporated by reference to Post-Effective Amendment No. 8 filed March 2, 1998.
(11)	Incorporated by reference to Post-Effective Amendment No. 9 filed April 24, 1998.
(12)	Incorporated by reference to Post-Effective Amendment No. 10 filed February 26, 1999.
(13)	Incorporated by reference to Post-Effective Amendment No. 11 filed April 30, 1999.
(14)	Incorporated by reference to Post-Effective Amendment No. 12 filed May 1, 2000.
(15)	Incorporated by reference to Post-Effective Amendment No. 13 filed March 2, 2001.
(16)	Incorporated by reference to Post-Effective Amendment No. 14 filed May 1, 2001.
(17)	Incorporated by reference to Post-Effective Amendment No. 15 filed March 22, 2002.
(18)	Incorporated by reference to Post-Effective Amendment No. 16 filed April 26, 2002.
(19)	Incorporated by reference to Post-Effective Amendment No. 17 filed July 31, 2002.
(20)	Incorporated by reference to Post-Effective Amendment No. 19 filed April 29, 2003.
(21)	Incorporated by reference to Post-Effective Amendment No. 20 filed April 29, 2004.
(22)	To be filed by post-effective amendment.
(23)	Incorporated by reference to Post-Effective Amendment No. 22 filed February 25, 2005.
(24)	Incorporated by reference to Post-Effective Amendment No. 23 filed April 29, 2005.
(25)	Incorporated by reference to Post-Effective Amendment No. 24 filed February 24, 2006.
(26)	Incorporated by reference to Post-Effective Amendment No. 25 filed April 21, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Fund or Class without the consent or approval of other interest holders.

As of April 1, 2007, the following shareholders were deemed to be a “control person” as such term is defined in the 1940 Act.

Fund	Name and Address of beneficial owner	% Ownership of the Class
International Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	32.29%
International Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	60.08%
Small Company Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	26.61%
Small Company Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	66.18%
Large Company Stock Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	32.98%
Large Company Stock Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	59.35%
Diversified Bond Fund I Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	35.76%
Diversified Bond Fund I Shares	Travelers Insurance Company Shareholder Accounting PO Box 990027 Hartford, CT 06199	54.37%

International Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	80.01%
Small Company Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	90.61%
Large Company Stock Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	91.72%
Diversified Bond Fund R Shares	CitiStreet Retirement Services FBO Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	92.30%

Item 25.	Indemnification.

Article VII, paragraph (3) of the Registrant’s Articles of Incorporation provides: “Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and the Investment Company Act of 1940, now or hereafter in force, including the advance of related expenses.: Article IX provides in pertinent part: “No provision of these Articles of Incorporation shall be effective to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) protect or purport to protect any director or officer of the Corporation against any liability to the corporation or its security holders to which he would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.” Article II, Section 2 of Registrant’s By-Laws contain similar provisions.

The agreement between the Registrant (the “Series Fund”) and MetLife Investment Funds Management LLC (the “Manager”) provides:

“The Manager shall not be liable for any loss suffered by the Series Fund as the result of any negligent act or error of judgment of the Manager in connection with the matters of which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. The Series Fund shall indemnify the

Manager and hold it harmless from all cost, damage and expenses, including reasonable expenses for legal counsel, incurred by the Manager resulting from actions for which for which it is relieved of responsibility by this paragraph. The Manager shall indemnify the Series Fund and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund resulting from actions for which the Manager is not relieved of responsibility by this paragraph.”

The agreements among the Registrant (the “Series Fund”), MetLife Investment Funds Management LLC (the “Manager”), and the Subadvisers provide:

“The Subadviser shall not be liable for any loss suffered by the Series Fund or the Manager as a result of any negligent act or error of judgment of the Subadviser in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser’s part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement. The Series Fund shall indemnify the Subadviser and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Subadviser resulting from actions from which it is relieved of responsibility by this paragraph. The Subadviser shall indemnify the Series Fund and the Manager and hold them harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund and the Manager resulting from actions from which the Subadviser is not relieved of responsibility by this paragraph.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and other Connections of Investment Adviser

(1)	MetLife Investment Funds Management LLC (“MIFM”)

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of MIFM’s directors and officers are set forth below.

Name	Position with MIFM	Principal Occupation
Elizabeth M. Forget MetLife, Inc. 260 Madison Avenue New York, NY 10016	Director and President	Vice President, MetLife; President Met Investors Advisory LLC, since December 2000; Trustee and President of Met Investors Series Trust, since December 2000; Director and President of MetLife Investment Funds Management LLC, since June 2006.

Alan C. Leland, Jr. Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116	Director, Vice President and Assistant Treasurer	Vice President of Metropolitan Life Insurance Company; President, MetLife Investment Funds, Inc.

Anthony J. Williamson 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer	Senior Vice President and Treasurer of MetLife Group, Inc.

John F. Guthrie, Jr. Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116	Vice President	Senior Vice President of MetLife Advisors, LLC; and Vice President of Metropolitan Life Insurance Company, Vice President, MetLife Investment Funds, Inc.

Thomas M. Lenz Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116	Secretary	Assistant General Counsel, MetLife, Inc.; General Counsel and Secretary, MetLife Advisers; Secretary, MetLife Investment Funds, Inc.

Sandra I. Madden Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116	Assistant Secretary	Counsel, MetLife, Inc.; Assistant Secretary, MetLife Investment Funds, Inc.

Jeffrey P. Halperin MetLife, Inc. One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Chief Compliance Officer	Assistant Vice President, MetLife Group, Inc., since 2003; Assistant Vice President, MetLife, since 2002; CCO, MetLife Investment Funds, Inc.

Leo R. Brown MetLife, Inc. One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Assistant Treasurer	Assistant Vice President, MetLife, Inc.

James W. Koeger MetLife, Inc. 13045 Tesson Ferry Road St. Louis, MO 63128	Assistant Treasurer	Vice President, MetLife, Inc.

Joseph A. Zdeb MetLife, Inc. One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Assistant Treasurer	Assistant Vice President, MetLife, Inc.

(2)	AllianceBernstein L.P.

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to Alliance Bernstein L.P.’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), as most recently amended, the text of which is incorporated herein by reference.

(3)	OFI Institutional Asset Management, Inc.

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to OFI Institutional Asset Management, Inc.’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11312), as most recently amended, the text of which is incorporated herein by reference.

(4)	Oechsle International Advisors LLC

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to Oechsle International Advisors LLC’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56031), as most recently amended, the text of which is incorporated herein by reference.

(6)	ClearBridge Advisors, LLC

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to ClearBridge Advisor, LLCs directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8314), as most recently amended, the text of which is incorporated herein by reference.

(7)	SSgA Funds Management, Inc.

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to SSgA Funds Management’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103), as most recently amended, the text of which is incorporated herein by reference.

(8)	Delaware Management Company

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to the directors and executive officers of Delaware Management Company, a series of Delaware Management Business Trust, is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108), as most recently amended, the text of which is incorporated herein by reference.

(9)	Wellington Management Company, LLP

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to Wellington Management Company’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908), as most recently amended, the text of which is incorporated herein by reference.

(10)	Western Asset Management Company

See “Management of the Funds” both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

Information as to Western Asset Management’s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08162), as most recently amended, the text of which is incorporated herein by reference.

Item 27.	Principal Underwriters

(a) MetLife Securities, Inc. (“MSI”) acts as principal underwriter of the Funds. MSI also acts as principal underwriter for Metropolitan Series Fund Inc. and Metropolitan Series Fund II.

(b) The following table provides the information required by this Item 27(b). Unless otherwise indicated, the address of each person is 200 Park Avenue, New York, NY 10106.

Name and Address	Positions and Offices with MSI	Positions and Offices with Fund
Michael K. Farrell	Director and Chairman of the Board	None

Craig W. Markham	Director and President	None

William J. Toppeta	Director	None

Paul D. Hipworth	Chief Financial Officer	None

Michael J. Vietri	Senior Vice President	None

Marc A. Cohn	Vice President and Chief Compliance Officer – Investment Adviser	None

David M. Holtzer	Vice President and Chief Compliance Officer – Broker Dealer	None

John G. Martinez	Vice President and Financial and Operations Principal	None

Virgelan E. Aquino	Vice President	None

Richard J. Barquist	Vice President	None

Robert Begun	Vice President	None

Renee Borchardt	Vice President	None

David J. Decker	Vice President	None

Johannes A. Etwaroo	Vice President	None

Charles E. Fuller	Vice President	None

Edward N. Gioella	Vice President	None

Jeffrey P. Halperin	Vice President	Chief Compliance Officer

Jeffrey A. Wilk	Vice President	None

Jacquelyn A. Bodino	Assistant Vice President	None

Andre T. Carrier	Assistant Vice President	None

Robert J. Costello	Assistant Vice President	None

Patrick A. Derose	Assistant Vice President	None

William M. Dilodovico	Assistant Vice President	None

Daniel J. Flynn	Assistant Vice President	None

Grace C. Fuller	Assistant Vice President	None

Peter Gruppuso	Assistant Vice President	None

Gregory M. Harrison	Assistant Vice President	None

Wayne A. Johnson	Assistant Vice President	None

Kathy E. McLeod	Assistant Vice President	None

Sean G. McNamara	Assistant Vice President	None

Nancy Ricciardi	Assistant Vice President	None

Gary L. Stern	Assistant Vice President	None

Ronald R. Witkowski	Assistant Vice President	None

Gwen L. Carr	Secretary	None

Anthony J. Williamson	Treasurer	None

Daniel D. Jordan	Assistant Secretary	None

Steven J. Brash	Assistant Treasurer	None

James W. Koeger	Assistant Treasurer	None

(c)	Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of (1) the Registrant and MetLife Investment Funds Management LLC, 400 Atrium Drive, Somerset, NJ 08873-4172; (2) AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105; (3) OFI Institutional Asset Management, Inc. 301 North Spring Street, Bellefonte, PA 16823; (4) Oechsle International Advisors LLC, One International Place, Boston, MA 02110; (6) Clear Bridge Advisors, LLC, 399 Park Avenue, New York, NY 10022; (7) SSgA Funds Management, Inc., Two International Place, Boston, MA 02110; (8) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110; (9) Delaware Management Company, 2005 Market Street, PA 16823 (10) Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; and (11) Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, MetLife Investment Funds, Inc. (the “Company”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the State of Massachusetts on the 19th day of April, 2007.

METLIFE INVESTMENT FUNDS, INC.

By:	/s/ Alan C. Leland, Jr.
Alan C. Leland, Jr. President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 19, 2007.

Signature and Title

/s/ Alan C. Leland, Jr.
Alan C. Leland, Jr., President of the Company

/s/ Peter Duffy
Peter Duffy
Treasurer, Principal Financial Officer and
Principal Accounting Officer of the Company

/s/ Elizabeth M. Forget
Elizabeth M. Forget*
Director of the Company

/s/ John G. Beam, Jr.
John G. Beam, Jr.*
Director of the Company

/s/ Ross Jones
Ross Jones*
Director of the Company

/s/ Jane DiRenzo Pigott
Jane DiRenzo Pigott*
Director of the Company

/s/ Nicholas D. Yatrakis
Nicholas D. Yatrakis*
Director of the Company

/s/ Steven I. Weinstein
Steven I. Weinstein*
Director of the Company

/s/ Alan C. Leland
Alan C. Leland, President of the Company

*	signed on behalf of each Director pursuant to powers of attorney.

EXHIBIT INDEX

Ex.	Exhibit
(d)(10)	Subadvisory Agreement ClearBridge Advisors, LLC

(e)(1)	Participation Agreement among Registrant, MetLife Insurance Company of Connecticut, MetLife Investment Funds Management LLC and MetLife Securities, Inc.

(e)(2)	Participation Agreement among Registrant, MetLife Life and Annuity Company of Connecticut, MetLife Investment Funds Management LLC and MetLife Securities, Inc.

(e)(3)	Distribution Agreement

(i)	Opinion of Counsel

(j)	Consent of Independent Accountants

(m)(1)	Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan)

(m)(2)	Shareholder Services Agreement

(m)(3)	Rule 22c-2 Shareholder Information Agreement

(p)(1)	Code of Ethics for MetLife Investment Funds, Inc., MetLife Investment Funds Management LLC and MetLife Securities, Inc.

(p)(2)	Code of Ethics for AllianceBernstein LP

(p)(3)	Code of Ethics for Delaware Management Company

(p)(4)	Code of Ethics for Western Asset Management Company

(p)(6)	Code of Ethics for Wellington Management Company LLP

(p)(8)	Code of Ethics for Oechsle International Advisors LLC

(q)(2)	Power of Attorney